      As filed with the Securities and Exchange Commission on June 9, 2005

                                              1933 Act Registration No. 33-72424
                                              1940 Act Registration No. 811-8194

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /X/
     Pre-Effective Amendment No. __                                      / /

     Post-Effective Amendment No. 28                                     /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          /X/

     Amendment No. 29                                                    /X/


                        (Check appropriate box or boxes.)

                            FINANCIAL INVESTORS TRUST
                            -------------------------
               (Exact name of Registrant as Specified in Charter)

                            1625 Broadway, Suite 2200
                                Denver, CO 80202
                                ----------------
               (Address of principal executive offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (303) 623-2577
                                                           --------------

                           Erin E. Douglas, Secretary
                            Financial Investors Trust
                            1625 Broadway, Suite 2200
                                Denver, CO 80202
                                ----------------
                     (Name and Address of Agent of Service)

                                    Copy to:

                              Lester Woodward, Esq.

                            Davis Graham & Stubbs LLP

                           1550 17th Street, Suite 500
                                Denver, CO 80202

Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):


/ /  immediately upon filing pursuant to paragraph (b)

/ /  on (date), pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a) (1)
/X/  on August 29, 2005, pursuant to paragraph (a) (1)

/ /  75 days after filing pursuant to paragraph (a) (2)
/ /  on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[FINANCIAL INVESTORS TRUST LOGO]

U.S. TREASURY
MONEY MARKET FUND

PROSPECTUS


__________, 2005



The Securities and Exchange Commission ("SEC" or "Commission") has not approved or disapproved this Fund's shares or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                            PAGE
Investment Objective and Principal Risks

Performance

Fees and Expenses of the Fund

Who Manages the Fund?

How Do I Invest in the Fund?

Privacy Policy

Financial Highlights

Additional Information About the Fund                                 Back Cover



No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information ("SAI") that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by the Financial Investors Trust ("Trust") or its Distributor in any jurisdiction where such an offering would not be lawful.

INVESTMENT OBJECTIVE AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE -- The investment objective of the U.S. Treasury Money Market Fund (the "Fund") is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES -- The Fund invests exclusively in U.S. Treasury bills, notes, and other direct obligations of the U.S. Treasury and repurchase agreements collateralized to 102% by U.S. Treasury obligations. The Fund will provide 60 days' notice to shareholders if it decides to change its principal investment strategies. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

The Fund has obtained a money market fund rating of AAAm from Standard & Poor's(R) (S&P). The AAAm rating indicates that the Fund's safety is good and it has a sound capacity to maintain principal value and limit exposure to loss. To obtain such rating, the Fund may be required to adopt additional investment restrictions, including stricter limitations on credit quality and maturities than are followed by other money market funds. These additional restrictions could affect the Fund's performance. To maintain its rating, the Fund follows the most current criteria of S&P. If S&P changes or adds other requirements or criteria, the Fund may be required to adopt additional strategies or policies to maintain this rating.

PRINCIPAL INVESTMENT RISKS -- An investment in the Fund is subject to the following principal risk:


     - INTEREST RATE RISK. When interest rates change, the value of the Fund's holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their market value.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT THE RISK FACTORS IDENTIFIED ABOVE, AND OTHER RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE SAI.

SHOULD I INVEST IN THE U.S. TREASURY MONEY MARKET FUND? The Fund is primarily intended for municipal investors, including municipalities, counties, and state agencies, as well as institutional investors such as broker/dealers, corporations, investment advisers, credit unions, banks, and other financial institutions.

[SIDENOTE]


FUND FACTS



Goal: To provide investors with a high level of current income while seeking to preserve principal.


PRINCIPAL INVESTMENTS:

     -    U.S. Treasury Obligations
     -    Repurchase Agreements


INVESTMENT ADVISER (the "Adviser"):


     -    SSgA Funds Management, Inc. ("SSgA FM")

DISTRIBUTOR:

     -    ALPS Distributors, Inc. ("ADI")

PERFORMANCE


The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year. Returns are based on past results and are not an indication of future performance.


[CHART]

YEAR-BY-YEAR TOTAL RETURN

PLOT POINTS
12/31/1995            5.68
12/31/1996            5.17
12/31/1997            5.29
12/31/1998            5.15
12/31/1999            4.68
12/31/2000            5.98
12/31/2001            3.77
12/31/2002            1.42
12/31/2003            0.88
12/31/2004


Best quarter (quarter ended _____, ___) - ___%
Worst quarter (quarter ended December 31, 2003) - 0.18%
Year-To-Date Return (as of June 30, 2005) - ____%



AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED DECEMBER 31, 2004)



                                                  1                 5              10(1)
                                                 YEAR             YEAR             YEAR
U.S. Treasury Money Market Fund                   %                %                %



(1). Inception Date: May 25, 1994.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Load                                                          None
Maximum Deferred Sales Load                                                 None
Maximum Sales Load Imposed on Reinvested Dividends                          None
Redemption Fee                                                              None
Exchange Fee                                                                None
Maximum Account Fee                                                         ____



ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     Management Fees                                                        %*
     Distribution (12b-1) Fees                                              None

     Other Expenses                                                         %**
                                                                            ====
     Total Annual Fund Operating Expenses                                   %***



*SSgA FM has voluntarily agreed to waive a portion of its "Management Fees" so its fees do not exceed an annual rate of _____. After SSgA FM's waiver, the "Management Fees" were ____%.


**The amount for "Other Expenses" includes administration fees payable to ALPS Mutual Funds Services, Inc. ("ALPS"). ALPS has contractually agreed to waive a portion of its administration fees that it is entitled to receive, and/or assume a portion of the Fund's expenses, until at least April 30, 2006. After ALPS waiver and/or absorption of a portion of the Fund's "Other Expenses", the actual "Other Expenses" paid by the Fund were ____%.


*** After the "Management Fees" waiver by SSgA FM and the waiver and/or absorption of a portion of the Fund's "Other Expenses" by ALPS, the actual "Total Annual Fund Operating Expenses", as a percentage of average daily net assets, were ____%.



EXAMPLE -- The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration SSgA FM and ALPS' agreements to waive or absorb fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                  ONE             THREE            FIVE            TEN
                                                  YEAR            YEARS            YEARS          YEARS
U.S. TREASURY MONEY MARKET FUND             $                $                $                $


PRINCIPAL INVESTMENT STRATEGIES AND DISCLOSURE OF PORTFOLIO HOLDINGS

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RELATED RISK.
The allocation of the Fund's investments will vary over time based upon SSgA's evaluation of economic and market trends. However, the Fund invests only in direct obligations of the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations. For more detailed information regarding the Fund's investment policies and risk, please consult the Fund's SAI.

WHAT DOES THE FUND INVEST IN? Below is a brief description of the principal types of money market instruments in which the Fund invest.
     - U.S. GOVERNMENT SECURITIES. These include obligations issued by the U.S. government which typically includes Treasury bills, notes, and other direct obligations of the U.S. Treasury. Securities issued by the U.S. Treasury are supported by the full faith and credit of the U.S. government.
     - REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase prices exceed the purchase price, reflecting the Fund's return on the transaction. This return is not correlated with the interest rate of the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions deemed creditworthy by SSgA FM. Repurchase agreements carry the possibility that a party to a transaction involving the Fund will fail to meet its obligation. This could cause the Fund to lose the benefit of the transaction by preventing the Fund from selling or buying other securities to implement its investment strategy.

PORTFOLIO HOLDINGS. The Fund's policies and procedures, with respect to the disclosure of the Fund's portfolio securities, are available in the Fund's SAI.

WHO MANAGES THE FUND?


SSgA FM, located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Investment Adviser to the Fund. SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. As of June 30, 2005, SSgA FM had over $_____ billion in assets under management. SSgA FM, and any other advisory affiliates of State Street comprise State Street Global Advisors ("SSgA"), the investment management arm of State Street. With approximately $_____ trillion in assets as of June 30, 2005, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia, and the Middle East.



During the period of the Investment Advisory and Management Agreement, the Fund will be managed by a team of investment professionals. SSgA FM uses a team approach to create an environment that encourages the flow of investment ideas. Additional information concerning the basis for the Trustees approving SSgA FM as the Portfolio's Investment Adviser can be found in the Trust's annual report for the period ended April 30, 2005.



Pursuant to the Investment Advisory and Management Agreement, the Adviser has agreed to provide a continuous investment program for the Fund, including investment research and management with respect to the assets of the Fund. SSgA FM is entitled to receive management fees of 0.105%. SSgA FM has voluntarily agreed to waive a portion of their advisory fee to 0.07% for the Fund until assets for that Fund reach $1 billion dollars. During the fiscal year ended April 30, 2005, the Fund paid SSgA FM 0.____% of average net assets of the Fund in advisory fees.



HOW ARE FUND SHARES VALUED? The price at which you buy, sell, or exchange Fund shares is the share price or net asset value ("NAV"). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding. The Fund normally calculates its NAV at 5:00 p.m. Eastern Time on each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The Trustees have established procedures designed to maintain a stable net asset value of $1.00 per share, to the extent reasonably possible. More particularly, the Trustees have approved and adopted procedures under Rule 2a-7. The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period of maturity, regardless of the impact of fluctuating interest rates on the market value of the security.


HOW DO I INVEST IN THE FUND?


HOW ARE INVESTMENTS MADE? As described below, shares of the Fund may be purchased through ADI. Shares of the Fund may be purchased using the Federal Reserve Wire System ("Federal Funds") or by check. Your check must be payable in U.S. dollars to the Fund and be drawn on a bank located within the U.S.


Federal Funds should be wired to:

     State Street Bank & Trust Co.
     ABA# 011000028
     U.S. Treasury Money Market Fund
     Credit DDA# 22404081
     (Account Registration)
     (Account Number)

Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in good form. All funds received are invested in full and fractional shares of the Fund. ALPS serves as the Fund's Transfer Agent and ALPS maintains records of each shareholder's holdings of Fund shares. The Fund reserves the right to reject any purchase.

An initial investment in the Fund must be preceded or accompanied by a completed, signed application. Your completed application should be forwarded to:

                                           OVERNIGHT ADDRESS:
     Financial Investors Trust             Financial Investors Trust
     P.O. Box 44035                        1625 Broadway, Suite 2200
     Denver, CO 80201-4035                 Denver, CO 80202


Orders for the purchase of shares will be executed at the net asset value per share (the "public offering price") next determined after an order has been received by the Fund in the proper form. If your purchase order is received in proper order by the Fund by 4:30 p.m. Eastern Time, your order will be executed that day. However, the Fund's shares are not priced on weekends or national holidays when the NYSE is closed for trading or Federal Banking holidays which can differ from the NYSE. For a more complete listing please refer to the SAI.



MINIMUM PURCHASE AND ACCOUNT BALANCE REQUIREMENTS -- The minimum initial investment in the Fund is $100,000 however, subsequent investments may be made in any amount. The minimum purchase requirements do not apply to reinvested dividends. If your account balance falls below $25,000 due to redemptions or exchanges, your account may be closed. In the event that your account is closed, the Fund will wire the proceeds to the bank account of record, or issue a check to the shareholder of record. The Fund will notify you when your account balance has fallen below $25,000 and you will be given 30 days to increase your investment above that amount.



HOW TO REDEEM FUND SHARES: You may redeem all or any part of the value of your account(s) on any Business Day . You may redeem by mail, telephone, or facsimile if you have established those options with the Fund. Redemption orders are processed at the net asset value per share next determined after the Fund receives your order. If the Fund receives your redemption order before 4:30 p.m. Eastern Time on a Business Day, the Fund will generally send payment for your redeemed shares as of that Business Day. Otherwise, the Fund will generally send payment for your redeemed shares on the next Business Day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.


REGULAR REDEMPTIONS: You may redeem shares by sending a written request to Financial Investors Trust, P.O. Box 44035, Denver, CO 80201-4035 or overnight to 1625 Broadway, Suite 2200, Denver, CO 80202. You must sign a redemption request. Your written redemption request must:


     (i) state the number of shares to be redeemed; and
     (ii) identify your shareholder account number.


EACH SIGNATURE MUST BE GUARANTEED BY EITHER A BANK THAT IS A MEMBER OF THE FDIC, A TRUST COMPANY OR A MEMBER FIRM OF A NATIONAL SECURITIES EXCHANGE OR OTHER ELIGIBLE GUARANTOR INSTITUTION. THE FUND WILL NOT ACCEPT GUARANTEES FROM NOTARIES PUBLIC. Guarantees must be an ink stamp or medallion that states "Signature(s) Guaranteed" and must be signed by an authorized person at the guarantor institution with that person's title and the date. A redemption request will not be deemed to be properly received until the Fund receives all required documents in proper form.

When the Fund wires your redemption proceeds, the wire must be paid to the same bank and account as designated on the Fund's Account Application or in your written instructions to the Fund. If your bank is not a member of the Federal Reserve System, your redemption proceeds will be wired to a correspondent bank. Immediate notification by the correspondent bank to your bank will be necessary to avoid a delay in crediting the funds to your bank account.

BY TELEPHONE AND FACSIMILE: You may redeem shares by telephone or facsimile. Shareholders must check the appropriate box on the Account Application to activate facsimile and/or telephone redemption privileges. Shares may be redeemed by telephoning the Fund at 800.298.3442 (or sending a facsimile transmission to the Fund at 303.825.2575 and giving the account name, account number, personal identification number (PIN#), name of Fund and amount of redemption). Proceeds from redemptions will be wired directly to your account at a commercial bank within the United States.


In order to arrange for facsimile and/or telephone redemptions after you have opened your account, or to change the bank account or address designated to receive redemption proceeds, send a written request to the Fund at the address listed under "REGULAR REDEMPTIONS." The request must be signed by you with the signatures guaranteed as described above. The Fund may modify or terminate procedures for redeeming shares by telephone but will not materially change or terminate it without giving shareholders 60 days' written notice.


During periods of substantial economic or market change, telephone or facsimile redemptions may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may redeem your shares by mail as described above under "REGULAR REDEMPTIONS."


By electing the facsimile and/or telephone redemption option, you may be giving up a measure of security, which you might have had if you were to redeem in writing. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification prior to acting on instructions received by telephone or facsimile. To the extent the Fund does not employ reasonable procedures, it and/or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor ALPS will be liable for following instructions communicated by telephone or facsimile that are reasonably believed to be genuine. Accordingly, you, as a result of this policy, may bear the risk of fraudulent telephone or facsimile redemption transactions.


CHECK REDEMPTION: You may write an unlimited number of checks drawn on your account by either requesting the privilege on your account application or by sending a written request to the Fund. In order to establish the checkwriting option, you must manually sign a signature card that includes all authorized individuals. Checks will be sent only to the registered owner(s) of the account and only to the address of record. Checks may be made payable to the order of any person. When a check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of your Fund shares to cover the amount of the check. Shares earn dividends through the day the redemption is processed. There is no charge to you for the use of the checks; however, the Transfer Agent will impose a charge for stopping payment of a check upon your request, or if the Transfer Agent cannot honor a check due to insufficient funds or other valid reasons. A request to reverse a stop payment order must be received in writing.

Checks may not be written to redeem shares purchased by check until the date that good funds are credited to the Fund's custodian by its correspondent bank. If the amount of the check is greater than the value of the shares in your account, the check will be returned marked "Insufficient Funds." Checks written on amounts subject to the hold described above will be returned marked "Uncollected." If your check does not clear, you will be responsible for any loss the Fund, Custodian, or Transfer Agent may incur. A check may not be used to close an account.

Checkwriting is not available to holders of shares in certificate form or if you are subject to Internal Revenue Service backup withholding. It is also inadvisable for you to write a check for an amount close to the total value of your account. The Trust reserves the right to terminate or alter the checkwriting service at any time.


EXCHANGE OF FUND SHARES You may sell your Fund shares and buy shares of the American Freedom U.S. Government Money Market Fund, U.S. Government Money Market Fund, or Prime Money Market Fund, which are other funds also offered by the Trust, in exchange by written request. There are no fees or commissions for exchanging Fund shares. However, you must satisfy the minimum balance requirements of each fund in which you are considering investing. If you have established the privilege on your Account Application, you may also initiate exchanges by telephone or facsimile. Exchange requests should be directed to the Fund at 800.298.3442.



Exchange transactions must be for amounts of $1,000 or more. Exchanges may have tax consequences, so you should consult your tax adviser for further information. The fund into which you want to exchange must be registered for sale in your state. Prior to requesting an exchange of Fund shares you should call the Fund at 800.298.3442 to request a current prospectus for the fund into which you want to exchange and you should read the prospectus carefully before investing.



During periods of significant economic or market change, telephone or facsimile exchanges may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may also mail the exchange request to the Fund at the address listed under "REGULAR REDEMPTIONS." Neither the Fund nor ALPS will be responsible for the authenticity of exchange instructions received by telephone or facsimile except as set forth under "HOW TO REDEEM FUND SHARES - BY TELEPHONE AND FACSIMILE."



FREQUENT TRADING POLICIES. The Funds are intended for investors who seek liquidity from their investments and the flexibility to exchange shares on a regular basis. As such, the Fund's Board of Trustees has not adopted any policy or procedures to deter frequent exchanges and/or purchase and redemption activity.

Frequent purchase, sale or exchange transactions may (i) be disruptive to the management of the Fund, and as result may impair the investment adviser's short term and long term ability to achieve optimum yields and (ii) increase the Funds' transaction and/or administrative costs.


WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT? While municipal investors are generally exempt from Federal income taxes, each investor should independently ascertain its tax status. With respect to investors who are not exempt from Federal income taxes, dividends derived from net investment income and short term capital gains are taxable as ordinary income distributions and are taxable when paid, whether investors receive distributions in cash or reinvest them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send to non-exempt investors an IRS Form 1099-DIV showing their taxable distributions for the past calendar year.

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). This qualification will relieve the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code and it meets other requirements for qualification as set forth in the Code.


The information above is only a summary of some of the Federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to Federal taxes, investors may be subject to state or local taxes on their investment. Investors should consult their tax advisor to determine whether the Fund is suitable to their particular tax situation.


When investors sign their account application, they will be asked to certify that their social security or taxpayer identification number is correct, that they are not subject to backup withholding for failing to report income to the IRS, and that they are an U.S. person. If investors violate IRS regulations, the IRS can require the Fund to withhold a portion of taxable distributions and redemptions.

The Fund declares dividends from net investment income daily and pays such dividends monthly. The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders each calendar year as well as on a fiscal year basis.

Since all of the Fund's net investment income is expected to be derived from earned interest, it is anticipated that all dividends paid by the Fund will be taxable as ordinary income to those shareholders who are not exempt from Federal income taxes, and that no part of any distribution will be eligible for the dividends received deduction for corporations.


OTHER COMPENSATION TO SERVICE ORGANIZATIONS.

     ADI or an affiliate may compensate, in its sole discretion and using its own assets, service organizations that distribute and/or service investors in the Fund pursuant to agreements. A number of factors may be considered in determining whether to pay these additional amounts. In certain situations, such factors may include, but are not limited to, the level or type of services provided by the service organization, the level or expected level of assets or sales of shares, access to the service organization's personnel, and other factors. The amount of these payments may be different for different service organizations.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and service organizations may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families. These payment arrangements do not affect the price that an investor would pay for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

PRIVACY POLICY

The Fund collects nonpublic personal information about its customers(1) from the following sources:

     - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;
     - Account History, including information about the transactions and balances in a customer's account; and
     - Correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

The Fund will not release information about its customers or their accounts unless one of the following conditions is met:

     -    Prior written consent is received.
     - The Fund believes the recipient to be the fund customer or the customer's authorized representative.
     -    The Fund is required by law to release information to the recipient.

The Fund does not give or sell information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.


The Fund restricts access to nonpublic personal information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund shares personal information with service providers, it protects that personal information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly disposed of customer's non-public personal and consumer information.


The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

(1)For purposes of this notice, the terms "customer" or "customers" includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling the Fund at 800.298.3442.



Selected data for a share of beneficial interest outstanding throughout the periods indicated:



                                                                         FOR THE YEAR ENDED APRIL 30,
                                                        2005         2004           2003           2002           2001
NET ASSET VALUE, BEGINNING OF PERIOD                 $     1.00   $     1.00     $     1.00     $     1.00     $     1.00

Income from Investment Operations
Net Investment Iincome                                                  0.01           0.01           0.03           0.06

Distributions
From Net Investment Income                           ()                (0.01)         (0.01)         (0.03)         (0.06)
NET ASSET VALUE, END OF PERIOD                       $     1.00   $     1.00     $     1.00     $     1.00     $     1.00

TOTAL RETURN+                                        %                  0.76%          1.26%          2.53%          5.92%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $            $   45,762     $   80,935     $   88,395     $   74,590
Ratio of Expenses to Average Net Assets              %                  0.33%          0.33%          0.33%          0.33%
Ratio of Net Investment Income to
  Average Net Assets                                 %                  0.78%          1.25%          2.51%          5.82%
Ratio of Expenses to Average Net Assets
  without Fee Waivers                                %                  1.18%          0.76%          0.69%          0.80%
Ratio of Net Investment Income to
  Average Net Assets without Fee Waivers             %                 (0.07)%         0.81%          2.15%          5.34%



+Total Return would have been lower had various fees not been waived during the period.

ADDITIONAL INFORMATION ABOUT: U.S. TREASURY MONEY MARKET FUND



WHERE TO FIND MORE INFORMATION
The following Fund information is available to you upon request without charge:

ANNUAL AND SEMI-ANNUAL REPORT
The Annual and Semi-Annual Reports provide additional information about the Fund's investment performance and portfolio holdings. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI includes additional information about the Fund's investment policies, organization, and management. It is legally part of this Prospectus and is incorporated by reference.

Individuals can make inquiries and request free copies of the Fund's Annual Report, Semi-Annual Report, SAI, and other information about the Fund by:

               Writing:       Financial Investors Trust
                              1625 Broadway, Suite 2200
                              Denver, CO 80202
               Calling:       1-800-862-3442, and
               Visiting:      www.fitfunds.com.

Reports and other information (including the SAI) about the Fund can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. In addition, reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.



U.S. TREASURY MONEY MARKET FUND
     -    Is NOT insured by the FDIC, a bank or any agency of the U.S.
          government.
     -    Is NOT bank deposits or other obligations of or guaranteed by a bank.
     - Involves investment risks, including the possible loss of the principal amount invested.


[ALPS DISTRIBUTORS, INC. LOGO]

Investment Company Act File No. 811-08194

[AMERICAN FREEDOM FUNDS LOGO]

                                AMERICAN FREEDOM
                   U.S. GOVERNMENT MONEY MARKET FUND - CLASS I


The Securities and Exchange Commission ("SEC") has not approved or disapproved this Fund's shares or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



                                                                      Prospectus
                                                                          , 2005

                                                                            PAGE
Investment Objective and Principal Risks

Performance

Fees and Expenses of the Fund

Who Manages the Fund?

How Do I Invest in the Fund?

Privacy Policy

Financial Highlights

Additional Information About the Fund                                 Back Cover



No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information ("SAI") that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by the Financial Investors Trust ("Trust") or its Distributor in any jurisdiction where such an offering would not be lawful.

INVESTMENT OBJECTIVE AND PRINCIPAL RISKS


INVESTMENT OBJECTIVE -- The investment objective of the American Freedom U.S. Government Money Market Fund -Class I (the "Fund") is to seek as high a level of current income as is consistent with preservation of capital and liquidity.



PRINCIPAL INVESTMENT STRATEGIES -- The Fund invests exclusively in obligations issued or guaranteed as to principal and interest by the U.S. Government and repurchase agreements collateralized to 102% by U.S. Treasury obligations and other direct obligations of the U.S. Government or its agencies. The Fund may also invest in mortgage related securities issued by various government agencies, such as the Government National Mortgage Association ("Ginnie Mae"), and government related organizations, such as the Federal National Mortgage Association ("Fannie Mae"). The Fund will provide 60 days' notice to shareholders if it decides to change its principal investment strategies. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.



Obligations of certain agencies, instrumentalities, and corporations of the U.S. Government, such as those of the Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae, Federal Home Loan Mortgage ("Freddie Mac"), and the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances; and still others are supported only by the credit of the agency, instrumentality, or corporation.



The Fund has obtained a money market fund rating of AAAm from Standard & Poor's(R) (S&P). The AAAm rating indicates that the Fund's safety is good and it has a sound capacity to maintain principal value and limit exposure to loss. To obtain such rating the Fund may be required to adopt additional investment restrictions, including stricter limitations on credit quality and maturities than are followed by other money market funds. These additional restrictions could affect the Fund's performance. To maintain its rating, the Fund follows the most current criteria of S&P. If S&P changes or adds other requirements or criteria, the Fund may be required to adopt additional strategies or policies to maintain this rating.


PRINCIPAL INVESTMENT RISKS -- An investment in the Fund is subject to the following principal risks:

- INTEREST RATE RISK. When interest rates change, the value of the Fund's holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

[SIDENOTE]



FUND FACTS


This Prospectus contains information about the Fund's Class I shares. The Fund also offers Class II shares through a separate prospectus. To obtain additional information about Class II shares, contact ALPS Distributors, Inc. at 1-800-862-3040.


Goal: To provide investors with a high level of current income while seeking to preserve principal.

Principal Investments:

-    U.S. Government Obligations

-    Repurchase Agreements

-    Asset-Backed and Mortgage-Related Securities

Investment Adviser (the "Adviser"):

-    SSgA Funds Management, Inc. ("SSgA FM")

Distributor:

-    ALPS Distributors, Inc. ("ADI")

- PREPAYMENT RISK. This investment risk is primarily associated with mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.


- MORTGAGE BACKED-SECURITIES RISK. There are a number of important differences among the agencies, instrumentalities, and corporations of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities include:



               - GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") are guaranteed by Ginnie Mae as to the timely payment of principal and interest. This guarantee is backed by the full faith and credit of the United States, and Ginnie Mae may borrow from the U.S. Treasury to make payments under its guarantee;



               - Fannie Mae Mortgage Pass-Through Certificates are guaranteed by Fannie Mae as to the timely payment of interest and principal. This guarantee is supported by the right of Fannie Mae to borrow from the U.S. Treasury under certain circumstances, but is not backed by the full faith and credit of the United States or any of its agencies, instrumentalities, or corporations other than Fannie Mae; and



               - Freddie Mac Mortgage Participation Certificates (also known as "PCs") are guaranteed by Freddie Mac as to the timely payment of all scheduled interest and ultimate collection of all principal payments on the underlying mortgage loans. This guarantee is supported by the right of Freddie Mac to borrow from the U.S. Treasury under certain circumstances, but is not backed by the full faith and credit of the United States or any of its agencies, instrumentalities, or corporations other than Freddie Mac.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT THE RISK FACTORS IDENTIFIED ABOVE, AND OTHER RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE SAI.

SHOULD I INVEST IN THE AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND? The Fund is primarily intended for municipal investors, including municipalities, counties, and state agencies, as well as institutional investors such as broker/dealers, corporations, investment advisers, credit unions, banks, and other financial institutions.

PERFORMANCE


The following bar chart and performance table provide some indication of the risk of investing in the Fund by showing the changes in the Fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

Best quarter (quarter ended ______) - ____%
Worst quarter (quarter ended ______) - ___.%
Year-To-Date Return (as of June 30, 2005) - ____%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED DECEMBER 31, 2004)

                                                                       1           SINCE
                                                                      YEAR       INCEPTION(1)
American Freedom U.S. Government Money Market Fund - Class I           %              %

(1) Class inception: September 11, 2003.


FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund.



          SHAREHOLDER FEES
          (fees paid directly from your investment)
          Maximum Sales Load                                                None
          Maximum Deferred Sales Load                                       None
          Maximum Sales Load Imposed on Reinvested Dividends                None
          Redemption Fee                                                    None
          Exchange Fee                                                      None
          Maximum Account Fee                                               ____



ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
          Management Fees                                                   %*
          Distribution (12b-1) Fees                                         None
          Other Expenses                                                    %**
                                                                            ====
          Total Annual Fund Operating Expenses                              %***



* SSgA FM has voluntarily agreed to waive a portion of its "Management Fees" so its fees do not exceed an annual rate of _____. After SSgA FM's waiver, the "Management Fees" were ____%.


** The amount for "Other Expenses" includes administration fees payable to ALPS Mutual Funds Services, Inc. ("ALPS"). ALPS has contractually agreed to waive a portion of its administration fees that it is entitled to receive, and/or assume a portion of the Fund's expenses, until at least April 30, 2006. After ALPS waiver and/or absorption of a portion of the Fund's "Other Expenses", the actual "Other Expenses" paid by the Fund were ____%.


*** After the "Management Fees" waiver by SSgA FM and the waiver and/or absorption of a portion of the Fund's "Other Expenses" by ALPS, the actual "Total Annual Operating Expenses", as a percentage of average daily net assets, were ____%.



EXAMPLE -- This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration SSgA FM and ALPS' agreements to waive or absorb fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                        ONE         THREE        FIVE          TEN
                                                        YEAR        YEARS        YEARS        YEARS
AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND
- CLASS I                                              $           $            $           $

PRINCIPAL INVESTMENT STRATEGIES AND DISCLOSURE OF PORTFOLIO HOLDINGS

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RELATED RISK.
The allocation of the Fund's investments will vary over time based upon SSgA's evaluation of economic and market trends. However, the Fund invests only in direct obligations of the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations. For more detailed information regarding the Fund's investment policies and risk, please consult the Fund's SAI.

WHAT DOES THE FUND INVEST IN? Below is a brief description of the principal types of money market instruments in which the Fund invest.
     - U.S. GOVERNMENT SECURITIES. These include obligations issued by the U.S. government which typically includes Treasury bills, notes, and other direct obligations of the U.S. Treasury. Securities issued by the U.S. Treasury are supported by the full faith and credit of the U.S. government.
     - REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase prices exceed the purchase price, reflecting the Fund's return on the transaction. This return is not correlated with the interest rate of the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions deemed creditworthy by SSgA FM. Repurchase agreements carry the possibility that a party to a transaction involving the Fund will fail to meet its obligation. This could cause the Fund to lose the benefit of the transaction by preventing the Fund from selling or buying other securities to implement its investment strategy.

PORTFOLIO HOLDINGS. The Fund's policies and procedures, with respect to the disclosure of the Fund's portfolio securities, are available in the Fund's SAI.


WHO MANAGES THE FUND?


SSgA FM, located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Investment Adviser to the Fund. SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. As of June 30, 2005, SSgA FM had over $____ billion in assets under management. SSgA FM, and any other advisory affiliates of State Street comprise State Street Global Advisors ("SSgA"), the investment management arm of State Street. With approximately $___ trillion in assets as of June 30, 2005, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia, and the Middle East.



During the period of the Investment Advisory and Management Agreement, the Fund will be managed by a team of investment professionals. SSgA FM uses a team approach to create an environment that encourages the flow of investment ideas. Additional information concerning the basis for the Trustees approving SSgA FM as the Fund's Investment Adviser can be found in the Trust's annual report for the period ended April 30, 2005.



Pursuant to the Investment Advisory and Management Agreement, the Adviser has agreed to provide a continuous investment program for the Fund, including investment research and management with respect to the assets of the Fund. SSgA FM is entitled to receive management fees of 0.105%. SSgA FM has voluntarily agreed to waive a portion of their advisory fee to 0.07% for the Fund until assets for that Fund reach $1 billion dollars. During the fiscal year ended April 30, 2005, the Fund paid SSgA FM ___% of average net assets of the Fund in advisory fees.



HOW ARE FUND SHARES VALUED? The price at which you buy, sell, or exchange Fund shares is the share price or net asset value ("NAV"). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding. The Fund normally calculates its NAV at 5:00 p.m. Eastern Time on each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The Trustees have established procedures designed to maintain a stable net asset value of $1.00 per share, to the extent reasonably possible. More particularly, the Trustees have approved and adopted procedures under Rule 2a-7 of the 1940 Act. The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period of maturity, regardless of the impact of fluctuating interest rates on the market value of the security.


HOW DO I INVEST IN THE FUND?


HOW ARE INVESTMENTS MADE? As described below, shares of the Fund may be purchased through ADI. Shares of the Fund may be purchased using the Federal Reserve Wire System ("Federal Funds") or by check. Your check must be payable in U.S. dollars to the Fund and be drawn on a bank located within the U.S.


Federal Funds should be wired to:

     State Street Bank & Trust Co.
     ABA# 011000028
     American Freedom U.S. Government Money Market Fund-Class I
     Credit DDA# 22404081
     (Account Registration)
     (Account Number)

Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in good form. All funds received are invested in full and fractional shares of the Fund. ALPS serves as the Fund's Transfer Agent and ALPS maintains records of each shareholder's holdings of Fund shares. The Fund reserves the right to reject any purchase.

An initial investment in the Fund must be preceded or accompanied by a completed, signed application. Your completed application should be forwarded to:

                                          OVERNIGHT ADDRESS:
     American Freedom Funds               American Freedom Funds
     P.O. Box 44035                       1625 Broadway, Suite 2200
     Denver, CO 80201-4035                Denver, CO 80202


Orders for the purchase of shares will be executed at the net asset value per share (the "public offering price") next determined after an order has been received by the Fund in the proper form. If your purchase order is received in proper order by the Fund by 4:30 p.m. Eastern Time, your order will be executed that day. However, the Fund's shares are not priced on weekends or national holidays when the NYSE is closed for trading or Federal Banking holidays which can differ from the NYSE. For a more complete listing please refer to the SAI.



MINIMUM PURCHASE AND ACCOUNT BALANCE REQUIREMENTS - The minimum initial investment in the Fund is $500,000 however, subsequent investments may be made in any amount. The minimum purchase requirements do not apply to reinvested dividends. If your account balance falls below $125,000 due to redemptions or exchanges, your account may be closed. In the event that your account is closed, the Fund will wire the proceeds to the bank account of record, or issue a check to the shareholder of record. The Fund will notify you when your account balance has fallen below $125,000 and you will be given 30 days to increase your investment above that amount.



HOW TO REDEEM FUND SHARES: You may redeem all or any part of the value of your account(s) on any Business Day . You may redeem by mail, telephone, or facsimile if you have established those options with the Fund. Redemption orders are processed at the net asset value per share next determined after the Fund receives your order. If the Fund receives your redemption order before 4:30 p.m. Eastern Time on a Business Day, the Fund will generally send payment for your redeemed shares as of that Business Day. Otherwise, the Fund will generally send payment for your redeemed shares on the next

Business Day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.

REGULAR REDEMPTIONS: You may redeem shares by sending a written request to American Freedom Funds, P.O. Box 44035, Denver, Colorado 80201-4035 or overnight to 1625 Broadway, Suite 2200, Denver, Colorado 80202. You must sign a redemption request. Your written redemption request must:


     (i) state the number of shares to be redeemed; and
     (ii) identify your shareholder account number.



EACH SIGNATURE MUST BE GUARANTEED BY EITHER A BANK THAT IS A MEMBER OF THE FDIC, A TRUST COMPANY, OR A MEMBER FIRM OF A NATIONAL SECURITIES EXCHANGE OR OTHER ELIGIBLE GUARANTOR INSTITUTION. THE FUND WILL NOT ACCEPT GUARANTEES FROM NOTARIES PUBLIC. Guarantees must be an ink stamp or medallion that states "Signature(s) Guaranteed" and must be signed by an authorized person at the guarantor institution with that person's title and the date. A redemption request will not be deemed to be properly received until the Fund receives all required documents in proper form.


When the Fund wires your redemption proceeds, the wire must be paid to the same bank and account as designated on the Fund's Account Application or in your written instructions to the Fund. If your bank is not a member of the Federal Reserve System, your redemption proceeds will be wired to a correspondent bank. Immediate notification by the correspondent bank to your bank will be necessary to avoid a delay in crediting the funds to your bank account.

BY TELEPHONE AND FACSIMILE: You may redeem shares by telephone or facsimile. Shareholders must check the appropriate box on the Account Application to activate facsimile and/or telephone redemption privileges. Shares may be redeemed by telephoning the Fund at 800.862.3040 (or sending a facsimile transmission to the Fund at 303.825.2575 and giving the account name, account number, personal identification number (PIN#), name of Fund and amount of redemption). Proceeds from redemptions will be wired directly to your account at a commercial bank within the United States.


In order to arrange for facsimile and/or telephone redemptions after you have opened your account, or to change the bank account or address designated to receive redemption proceeds, send a written request to the Fund at the address listed under "REGULAR REDEMPTIONS." The request must be signed by you with the signatures guaranteed as described above. The Fund may modify or terminate procedures for redeeming shares by telephone but will not materially change or terminate it without giving shareholders 60 days' written notice.



During periods of substantial economic or market change, telephone, or facsimile redemptions may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may redeem your shares by mail as described above under "REGULAR REDEMPTIONS."


By electing the facsimile and/or telephone redemption option, you may be giving up a measure of security, which you might have had if you were to redeem in writing. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification prior to acting on instructions received by telephone or facsimile. To the extent the Fund does not employ reasonable procedures, it and/or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor ALPS will be liable for following instructions communicated by telephone or facsimile that are reasonably believed to be genuine. Accordingly, you, as a result of this policy, may bear the risk of fraudulent telephone or facsimile redemption transactions.



EXCHANGE OF FUND SHARES You may sell your Fund shares and buy shares of the U.S. Government Money Market Fund, U.S. Treasury Money Market Fund, and the Prime Money Market Fund, which are other funds offered by the Trust, in exchange by written request. There are no fees or commissions for exchanging Fund shares. However, you must satisfy the minimum balance requirements of each Fund in which you are considering investing. If you have established the privilege on your Account Application, you may also initiate exchanges by telephone or facsimile. Exchange requests should be directed to the Fund at 800.862.3040.



Exchange transactions must be for amounts of $1,000 or more. Exchanges may have tax consequences, so you should consult your tax adviser for further information. The fund into which you want to exchange must be registered for sale in your state. Prior to requesting an exchange of Fund shares you should call the Fund at 800.862.3040 to request a current prospectus for the fund into which you want to exchange and you should read the prospectus carefully before investing.



During periods of significant economic or market change, telephone or facsimile exchanges may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may also mail the exchange request to the Fund at the address listed under "REGULAR REDEMPTIONS." Neither the Fund nor ALPS will be responsible for the authenticity of exchange instructions received by telephone or facsimile except as set forth under "HOW TO REDEEM FUND SHARES - BY TELEPHONE AND FACSIMILE."



FREQUENT TRADING POLICIES. The Funds are intended for investors who seek liquidity from their investments and the flexibility to exchange shares on a regular basis. As such, the Fund's Board of Trustees has not adopted any policy or procedures to deter frequent exchanges and/or purchase and redemption activity.

Frequent purchase, sale or exchange transactions may (i) be disruptive to the management of the Fund, and as result may impair the investment adviser's short term and long term ability to achieve optimum yields and (ii) increase the Funds' transaction and/or administrative costs.


WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT? While municipal investors are generally exempt from Federal income taxes, each investor should independently ascertain its tax status. With respect to investors who are not exempt from Federal income taxes, dividends derived from net investment income and short term capital gains are taxable as ordinary income distributions and are taxable when paid, whether investors receive distributions in cash or reinvest them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send to non-exempt investors an IRS Form 1099-DIV showing their taxable distributions for the past calendar year.

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). This qualification will relieve the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code and it meets other requirements for qualification as set forth in the Code.


The information above is only a summary of some of the Federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to Federal taxes, investors may be subject to state or local taxes on their investment. Investors should consult their tax advisor to determine whether the Fund is suitable to their particular tax situation.


When investors sign their account application, they will be asked to certify that their social security or taxpayer identification number is correct, that they are not subject to backup withholding for failing to report income to the IRS, and that they are a U.S. person. If investors violate IRS regulations, the IRS can require the Fund to withhold a portion of taxable distributions and redemptions.

The Fund declares dividends from net investment income daily and pays such dividends monthly. The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders each calendar year as well as on a fiscal year basis.

Since all of the Fund's net investment income is expected to be derived from earned interest, it is anticipated that all dividends paid by the Fund will be taxable as ordinary income to those shareholders who are not exempt from Federal income taxes, and that no part of any distribution will be eligible for the dividends received deduction for corporations.


OTHER COMPENSATION TO SERVICE ORGANIZATIONS.

     ADI or an affiliate may compensate, in its sole discretion and using its own assets, service organizations that distribute and/or service investors in the Fund pursuant to agreements. A number of factors may be considered in determining whether to pay these additional amounts. In certain situations, such factors may include, but are not limited to, the level or type of services provided by the service organization, the level or expected level of assets or sales of shares, access to the service organization's personnel, and other factors. The amount of these payments may be different for different service organizations.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and service organizations may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families. These payment arrangements do not affect the price that an investor would pay for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.



PRIVACY POLICY


The Fund collects nonpublic personal information about its customers(1) from the following sources:

- Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;
- Account History, including information about the transactions and balances in a customer's account; and
- Correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

The Fund will not release information about its customers or their accounts unless one of the following conditions is met:

-    Prior written consent is received.
- The Fund believes the recipient to be the fund customer or the customer's authorized representative.
-    The Fund is required by law to release information to the recipient.

The Fund does not give or sell information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.

The Fund restricts access to nonpublic personal information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund shares personal information with service providers, it protects that personal information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly disposes of customer nonpublic personal and consumer information.


The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

(1)FOR PURPOSES OF THIS NOTICE, THE TERMS "CUSTOMER" OR "CUSTOMERS" INCLUDES BOTH SHAREHOLDERS OF THE FUND AND INDIVIDUALS WHO PROVIDE NONPUBLIC PERSONAL INFORMATION TO THE FUND, BUT DO NOT INVEST IN FUND SHARES.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated . Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request by calling the Fund at 800.298.3040.



Selected data for a share of beneficial interest outstanding throughout the periods indicated:



                                                                                 FOR THE PERIOD
                                                              FOR THE YEAR       ENDED
                                                              ENDED APRIL        APRIL 30,
                                                              30, 2005           2004**
NET ASSET VALUE, BEGINNING OF PERIOD                          $   1.00           $     1.00

Income From Investment Operations
Net Investment Income                                                                  0.01

LESS DISTRIBUTIONS
From Net Investment Income                                           ()               (0.01)
Net Asset Value, End of Period                                $   1.00           $     1.00

TOTAL RETURN+                                                         %               0.55%#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                               $                  $  104,752

Ratio of Expenses to Average Net Assets                               %                0.20%*
Ratio of Net Investment Income to
  Average Net Assets                                                  %                0.88%*
Ratio of Expenses to Average Net Assets
  without Fee Waivers                                                 %                0.43%*
Ratio of Net Investment Income to
  Average Net Assets without Fee Waivers                              %                0.65%*


*Annualized.
**Class I commenced operations on September 11, 2003.

+Total Return would have been lower had various fees not been waived during the period.


#Total Returns for periods of less than one year are not annualized.

ADDITIONAL INFORMATION ABOUT: AMERICAN FREEDOM FUNDS
     U.S. GOVERNMENT MONEY MARKET FUND - CLASS I

WHERE TO FIND MORE INFORMATION
The following Fund information is available to you upon request and without charge:

ANNUAL AND SEMI-ANNUAL REPORT
The Annual and Semi-Annual Reports provide additional information about the Fund's investment performance and portfolio holdings. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI includes additional information about the Fund's investment policies, organization, and management. It is legally part of this Prospectus and is incorporated by reference.

Individuals can make inquiries and request free copies of the Fund's Annual Report, Semi-Annual Report, SAI, and other information about the Fund by:

               Writing:     American Freedom Fund
                            1625 Broadway, Suite 2200
                            Denver, CO 80202
               Calling:     1-800-862-3040, and
               Visiting:    www.americanfreedomfunds.com.

Reports and other information (including the SAI) about the Fund can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. In addition, reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.



AMERICAN FREEDOM FUNDS - U.S. Government Money Market Fund - Class I



     -    Is NOT insured by the FDIC, a bank or any agency of the U.S.
          Government.
     -    Is NOT bank deposits or other obligations of or guaranteed by a bank.
     - Involves investment risks, including the possible loss of the principal amount invested.
     -

[AMERICAN FREEDOM FUNDS LOGO]


             ALPS Distributors, Inc., distributor for the American Freedom Funds


                                       Investment Company Act File No. 811-08194

[AMERICAN FREEDOM FUNDS LOGO]


                                AMERICAN FREEDOM
                  U.S. GOVERNMENT MONEY MARKET FUND - CLASS II


The Securities and Exchange Commission ("SEC"or Commission") has not approved or disapproved this Fund's shares or determined whether the information in this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



                                                                      Prospectus
                                                                  ________, 2005

                                                                            PAGE
Investment Objective and Principal Risks

Performance

Fees and Expenses of the Fund

Who Manages the Fund?

How Do I Invest in the Fund?

Privacy Policy

Financial Highlights

Additional Information About the Fund                                 Back Cover



No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information ("SAI") that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by Financial

Investors Trust ("Trust") or its Distributor in any jurisdiction where such an offering would not be lawful.


INVESTMENT OBJECTIVE AND PRINCIPAL RISKS


INVESTMENT OBJECTIVE -- The investment objective of the American Freedom U.S. Government Money Market Fund - Class II (the "Fund") is to seek as high a level of current income as is consistent with preservation of capital and liquidity.



PRINCIPAL INVESTMENT STRATEGIES -- The Fund invests exclusively in obligations issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements collateralized to 102% by U.S. Treasury obligations and other direct obligations of the U.S. government or its agencies. The Fund may also invest in mortgage related securities issued by various government agencies, such as the Government National Mortgage Association ("Ginnie Mae"), and government related organizations, such as the Federal National Mortgage Association ("Fannie Mae"). The Fund will provide 60 days' notice to shareholders if it decides to change its principal investment strategies. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.



Obligations of certain agencies, instrumentalities, and corporations of the U.S. Government, such as those of the Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae, Federal Home Loan Mortgage ("Freddie Mac"), and the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances; and still others are supported only by the credit of the agency, instrumentality, or corporation.



The Fund has obtained a money market fund rating of AAAm from Standard & Poor's(R) (S&P). The AAAm rating indicates that the Fund's safety is good and it has a sound capacity to maintain principal value and limit exposure to loss. To obtain such rating the Fund may be required to adopt additional investment restrictions, including stricter limitations on credit quality and maturities than are followed by other money market funds. These additional restrictions could affect the Fund's performance. To maintain its rating, the Fund follows the most current criteria of S&P. If S&P changes or adds other requirements or criteria, the Fund may be required to adopt additional strategies or policies to maintain this rating.


PRINCIPAL INVESTMENT RISKS -- An investment in the Fund is subject to the following principal risks:


- INTEREST RATE RISK. When interest rates change, the value of the Fund's holdings will be affected. An increase in interest rates tends to reduce the


[SIDENOTE]

FUND FACTS


This Prospectus contains information about the Fund's Class II shares. The Fund also offers Class I shares through a separate prospectus. To obtain additional information about Class I shares, contact ALPS Distributors, Inc. at 1-800-3040.


Goal: To provide investors with a high level of current income while seeking to preserve principal.

Principal Investments:

-    U.S. Government Obligations

-    Repurchase Agreements

-    Asset-Backed and Mortgage-Related Securities

Investment Adviser (the "Adviser"):

-    SSgA Funds Management, Inc. ("SSgA FM")

Distributor:

-    ALPS Distributors, Inc. ("ADI")
     market value of debt securities, while a decline in interest rates tends to increase their values.

- PREPAYMENT RISK. This investment risk is primarily associated with mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

- MORTGAGE BACKED-SECURITIES RISK. There are a number of important differences among the agencies, instrumentalities, and corporations of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities include:


          - GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") are guaranteed by Ginnie Mae as to the timely payment of principal and interest. This guarantee is backed by the full faith and credit of the United States, and Ginnie Mae may borrow from the U.S. Treasury to make payments under its guarantee;



          - Fannie Mae Mortgage Pass-Through Certificates are guaranteed by Fannie Mae as to the timely payment of interest and principal. This guarantee is supported by the right of Fannie Mae to borrow from the U.S. Treasury under certain circumstances, but is not backed by the full faith and credit of the United States or any of its agencies, instrumentalities, or corporations other than Fannie Mae; and



          - Freddie Mac Mortgage Participation Certificates (also known as "PCs") are guaranteed by Freddie Mac as to the timely payment of all scheduled interest and ultimate collection of all principal payments on the underlying mortgage loans. This guarantee is supported by the right of Freddie Mac to borrow from the U.S. Treasury under certain circumstances, but is not backed by the full faith and credit of the United States or any of its agencies, instrumentalities, or corporations other than Freddie Mac.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT THE RISK FACTORS IDENTIFIED ABOVE, AND OTHER RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE SAI.


SHOULD I INVEST IN THE AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND? The Fund is primarily intended for municipal investors, including municipalities, counties, and state agencies, as well as institutional investors such as broker/dealers, corporations, investment advisers, credit unions, banks, and other financial institutions.

PERFORMANCE



The following bar chart and performance table provide some indication of the risk of investing in the Fund by showing the changes in the Fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

Best quarter (quarter ended _______) - ____%
Worst quarter (quarter ended ______) - ____%
Year-To-Date Return (as of June 30, 2005) - ____%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED DECEMBER 31, 2004)

                                                                      1                SINCE
                                                                     YEAR            INCEPTION(1)
American Freedom U.S. Government Money Market Fund - Class II         %                   %

(1) Class inception: September 17, 2003.


FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you pay if you buy and hold Class II shares of the Fund.



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Load                                                          None
Maximum Deferred Sales Load                                                 None
Maximum Sales Load Imposed on Reinvested Dividends                          None
Redemption Fee                                                              None
Exchange Fee                                                                None
Maximum Account Fees                                                        _____



ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                           %*
Distribution (12b-1) Fees                                 0.250%
Other Expenses                                            %**
                                                          ======
Total Annual Fund Operating Expenses                      %***

*SSgA FM has voluntarily agreed to waive a portion of its "Management Fees" so its fees do not exceed an annual rate of ___% . After SSgA FM's waiver, the "Management Fees were ____%.


**The amount for "Other Expenses" includes administration fees payable to ALPS Mutual Funds Services, Inc. ("ALPS"). ALPS has contractually agreed to waive a portion of its administration fees that it is entitled to receive, and/or assume a portion of the Fund's expenses, until at least April 30, 2006. After ALP waiver and/or absorption of a portion the Fund's "Other Expenses", the actual "Other Expenses" paid by the Fund were _____%.


*** After the "Management Fees" waiver by SSgA and the waiver and/or the absorption of a portion of the Fund's "Other Expenses" by ALPS, the actual "Total Annual Fund Operating Expenses", as a percentage of daily net assets, were ___%.



EXAMPLE -- The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration SSgA FM and ALPS' agreements to waive or absorb fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



AMERICAN FREEDOM U.S. GOVERNMENT                          ONE               THREE              FIVE               TEN
MONEY MARKET FUND - CLASS II                              YEAR              YEARS              YEARS             YEARS
                                                           $                $                  $                 $



PRINCIPAL INVESTMENT STRATEGIES AND DISCLOSURE OF PORTFOLIO HOLDINGS

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RELATED RISK.
The allocation of the Fund's investments will vary over time based upon SSgA's evaluation of economic and market trends. However, the Fund invests only in direct obligations of the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations. For more detailed information regarding the Fund's investment policies and risk, please consult the Fund's SAI.

WHAT DOES THE FUND INVEST IN? Below is a brief description of the principal types of money market instruments in which the Fund invest.
     - U.S. GOVERNMENT SECURITIES. These include obligations issued by the U.S. government which typically includes Treasury bills, notes, and other direct obligations of the U.S. Treasury. Securities issued by the U.S. Treasury are supported by the full faith and credit of the U.S. government.
     - REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase prices exceed the purchase price, reflecting the Fund's return on the transaction. This return is not correlated with the interest rate of the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions deemed creditworthy by SSgA FM. Repurchase agreements carry the possibility that a party to a transaction involving the Fund will fail to meet its obligation. This could cause the Fund to lose the benefit of the transaction by preventing the Fund from selling or buying other securities to implement its investment strategy.

PORTFOLIO HOLDINGS. The Fund's policies and procedures, with respect to the disclosure of the Fund's portfolio securities, are available in the Fund's SAI.


WHO MANAGES THE FUND?


SSgA FM, located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Investment Adviser to the Fund. SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. As of June 30, 2005, SSgA FM had over $___ billion in assets under management. SSgA FM, and any other advisory affiliates of State Street comprise State Street Global Advisors ("SSgA"), the investment management arm of State Street. With approximately $____ trillion in assets as of June 30, 2005, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia, and the Middle East.



During the period of the Investment Advisory and Management Agreement, the Fund will be managed by a team of investment professionals. SSgA FM uses a team approach to create an environment that encourages the flow of investment ideas. Additional information concerning the basis for the Trustees approving SSgA FM as the Fund's Investment Adviser can be found in the Trust's annual report for the period ended April 30, 2005.



Pursuant to the Investment Advisory and Management Agreement, the Adviser has agreed to provide a continuous investment program for the Fund, including investment research and management with respect to the assets of the Fund. SSgA FM is entitled to receive management fees of 0.105%. SSgA FM has voluntarily agreed to waive a portion of their advisory fee to 0.07% for the Fund until assets for that Fund reach $1 billion dollars. During the fiscal year ended April 30, 2005, the Fund paid SSgA FM ___% of average net assets of the Fund in advisory fees.



HOW ARE FUND SHARES VALUED? The price at which you buy, sell or exchange Fund shares is the share price or net asset value ("NAV"). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding. The Fund normally calculates its NAV at 5:00 p.m. Eastern time, on each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The Trustees have established procedures designed to maintain a stable net asset value of $1.00 per share, to the extent reasonably possible. More particularly, the Trustees have approved and adopted procedures under Rule 2a-7. The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period of maturity, regardless of the impact of fluctuating interest rates on the market value of the security.


HOW DO I INVEST IN THE FUND?


HOW ARE INVESTMENTS MADE? As described below, shares of the Fund may be purchased through ADI. Shares of the Fund may be purchased using the Federal Reserve Wire System ("Federal Funds") or by check. Your check must be payable in U.S. dollars to the Fund and be drawn on a bank located within the United States.


Federal Funds should be wired to:

     State Street Bank & Trust Co.
     ABA# 011000028
     American Freedom U.S. Government Money Market Fund - Class II Credit DDA# 22404081
     (Account Registration)
     (Account Number)

Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in good form. All funds received are invested in full and fractional shares of the Fund. ALPS serves as the Fund's Transfer Agent and ALPS maintains records of each shareholder's holdings of Fund shares. The Fund reserves the right to reject any purchase.

An initial investment in the Fund must be preceded or accompanied by a completed, signed application. Your completed application should be forwarded to:

                                            OVERNIGHT ADDRESS:
     American Freedom Funds                 American Freedom Funds
     P.O. Box 44035                         1625 Broadway, Suite 2200
     Denver, Colorado 80201-4035            Denver, CO 80202


Orders for the purchase of shares will be executed at the net asset value per share (the "public offering price") next determined after an order has been received by the Fund in the proper form. If your purchase order is received in proper order by the Fund by 4:30 p.m. Eastern time, your order will be executed that day. However, the Fund's shares are not priced on weekends or national holidays when the NYSE is closed for trading or Federal Banking holidays which can differ from the NYSE. For a more complete listing please refer to the SAI.



MINIMUM PURCHASE AND ACCOUNT BALANCE REQUIREMENTS - The minimum initial investment in the Fund is $25,000 however, subsequent investments may be made in any amount. The minimum purchase requirements do not apply to reinvested dividends. If your account balance falls below $5,000 due to redemptions or exchanges, your account may be closed. In the event that your account is closed, the Fund will wire the proceeds to the bank account of record, or issue a check to the shareholder of record. The Fund will notify you when your account balance has fallen below $5,000 and you will be given 30 days to increase your investment above that amount.


HOW TO REDEEM FUND SHARES You may redeem all or any part of the value of your account(s) on any Business Day. You may redeem by mail, telephone, or facsimile if you have established those options with the Fund. Redemption orders are processed at the net asset value per share next determined after the Fund receives your order. If the Fund receives your redemption order before 4:30 p.m. Eastern time on a Business Day, the Fund will generally send payment for your redeemed shares as of that Business Day. Otherwise, the Fund will generally send payment for your redeemed shares on the next Business Day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.


REGULAR REDEMPTIONS: You may redeem shares by sending a written request to American Freedom Funds, P.O. Box 44035, Denver, Colorado 80201-4035 or overnight to 1625 Broadway, Suite 2200, Denver, Colorado 80202. You must sign a redemption request. Your written redemption request must:


     (i) state the number of shares to be redeemed; and
     (ii) identify your shareholder account number.



EACH SIGNATURE MUST BE GUARANTEED BY EITHER A BANK THAT IS A MEMBER OF THE FDIC, A TRUST COMPANY, OR A MEMBER FIRM OF A NATIONAL SECURITIES EXCHANGE OR OTHER ELIGIBLE GUARANTOR INSTITUTION. THE FUND WILL NOT ACCEPT GUARANTEES FROM NOTARIES PUBLIC. Guarantees must be an ink stamp or medallion that states "Signature(s) Guaranteed" and must be signed by an authorized person at the guarantor institution with that person's title and the date. A redemption request will not be deemed to be properly received until the Fund receives all required documents in proper form.


When the Fund wires your redemption proceeds, the wire must be paid to the same bank and account as designated on the Fund's account application or in your written instructions to the Fund. If your bank is not a member of the Federal Reserve System, your redemption proceeds will be wired to a correspondent bank. Immediate notification by the correspondent bank to your bank will be necessary to avoid a delay in crediting the funds to your bank account.

BY TELEPHONE AND FACSIMILE: You may redeem shares by telephone or facsimile. Shareholders must check the appropriate box on the Account Application to activate facsimile and/or telephone redemption privileges. Shares may be redeemed by telephoning the Fund at 800.862.3040 (or sending a facsimile transmission to the Fund at 303.825.2575 and giving the account name, account number, personal identification number (PIN#), name of Fund and amount of redemption). Proceeds from redemptions will be wired directly to your account at a commercial bank within the United States.


In order to arrange for facsimile and/or telephone redemptions after you have opened your account, or to change the bank account or address designated to receive redemption proceeds, send a written request to the Fund at the address listed under "REGULAR REDEMPTIONS." The request must be signed by you with the signatures guaranteed as described above. The Fund may modify or terminate procedures for redeeming shares by telephone but will not materially change or terminate it without giving shareholders 60 days' written notice.



During periods of substantial economic or market change, telephone, or facsimile redemptions may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may redeem your shares by mail as described above under "REGULAR REDEMPTIONS."



By electing the facsimile and/or telephone redemption option, you may be giving up a measure of security, which you might have had if you were to redeem in writing. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification prior to acting on instructions received by telephone or facsimile. To the extent the Fund does not employ reasonable procedures, it and/or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor ALPS will be liable for following instructions communicated by telephone or facsimile that are reasonably believed to be genuine. Accordingly, you, as a result of this policy, may bear the risk of fraudulent telephone or facsimile redemption transactions.



EXCHANGE OF FUND SHARES You may sell your Fund shares and buy shares of the U.S. Government Money Market Fund, U.S. Treasury Money Market Fund, or Prime Money Market Fund, which are other funds also offered by the Trust, in exchange by written request. There are no fees or commissions for exchanging Fund shares. However, you must satisfy the minimum balance requirements of each fund in which you are considering investing. If you have established the privilege on your account application, you may also initiate exchanges by telephone or facsimile. Exchange requests should be directed to the Fund at 800.862.3040.



Exchange transactions must be for amounts of $1,000 or more. Exchanges may have tax consequences, so you should consult your tax adviser for further information. The fund into which you want to exchange must be registered for sale in your state. Prior to requesting an exchange of Fund shares you should call the Fund at 800.862.3040 to request a current prospectus for the Fund into which you want to exchange and you should read the prospectus carefully before investing.


During periods of significant economic or market change, telephone or facsimile exchanges may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may also mail the exchange request to the Fund at the address listed under "REGULAR REDEMPTIONS." Neither the Fund nor ALPS will be responsible for the authenticity of exchange instructions received by telephone or facsimile except as set forth under "HOW TO REDEEM FUND SHARES - BY TELEPHONE AND FACSIMILE."



FREQUENT TRADING POLICIES. The Funds are intended for investors who seek liquidity from their investments and the flexibility to exchange shares on a regular basis. As such, the Fund's Board of Trustees has not adopted any policy or procedures to deter frequent exchanges and/or purchase and redemption activity.

Frequent purchase, sale or exchange transactions may (i) be disruptive to the management of the Fund, and as result may impair the investment adviser's short term and long term ability to achieve optimum yields and (ii) increase the Funds' transaction and/or administrative costs.



WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT? While municipal investors are generally exempt from Federal income taxes, each investor should independently ascertain its tax status. With respect to investors who are not exempt from Federal income taxes, dividends derived from net investment income and short term capital gains are taxable as ordinary income distributions and are taxable when paid, whether investors receive distributions in cash or reinvest them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send to non-exempt investors an IRS Form 1099-DIV showing their taxable distributions for the past calendar year.



The Fund has qualified and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). This qualification will relieve the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code and it meets other requirements for qualification as set forth in the Code.



The information above is only a summary of some of the Federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to Federal taxes, investors may be subject to state or local taxes on their investment. Investors should consult their tax advisor to determine whether the Fund is suitable to their particular tax situation.


When investors sign their account application, they will be asked to certify that their social security or taxpayer identification number is correct, that they are not subject to backup withholding for failing to report income to the IRS, and that they are a U.S. person. If investors violate IRS regulations, the IRS can require the Fund to withhold a portion of taxable distributions and redemptions.

The Fund declares dividends from net investment income daily and pays such dividends monthly. The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders each calendar year as well as on a fiscal year basis.

Since all of the Fund's net investment income is expected to be derived from earned interest, it is anticipated that all dividends paid by the Fund will be taxable as ordinary income to those shareholders who are not exempt from Federal income taxes, and that no part of any distribution will be eligible for the dividends received deduction for corporations.


DISTRIBUTION PLAN


The Trustees have adopted a distribution plan on behalf of Class II shareholders of the Fund pursuant to Rule 12b-1 (the "Rule") under the 1940 Act. The distribution plan provides for payment of a fee to ADI at the annual rate of up to 0.25% of the average net assets of Class II shares for distribution-related services. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The aforementioned services include, but are not limited to the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses and reports to recipients other than existing shareholders; obtaining such information, analysis and reports with respect to marketing and promotional activities as ADI may, from time to time, deem advisable; making payments to securities dealers and others engaged in the sales of Class II shares of the Fund; and providing training, marketing, and support to such dealers and others with respect to the sale of Class II shares of the Fund. The distribution fee is an expense of Class II shares in addition to the management fee, and administration fee, and will reduce the net income and total return of Class II shares.



OTHER COMPENSATION TO SERVICE ORGANIZATIONS.

     ADI or an affiliate may compensate, in its sole discretion and using its own assets, service organizations that distribute and/or service investors in the Fund pursuant to agreements. A number of factors may be considered in determining whether to pay these additional amounts. In certain situations, such factors may include, but are not limited to, the level or type of services provided by the service organization, the level or expected level of assets or sales of shares, access to the service organization's personnel, and other factors. The amount of these payments may be different for different service organizations.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and service organizations may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families. These payment arrangements do not affect the price that an investor would pay for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

PRIVACY POLICY

The Fund collects nonpublic personal information about its customers(1) from the following sources:

- Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;
- Account History, including information about the transactions and balances in a customer's account; and
- Correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

The Fund will not release information about its customers or their accounts unless one of the following conditions is met:

-    Prior written consent is received.
- The Fund believes the recipient to be the fund customer or the customer's authorized representative.
-    The Fund is required by law to release information to the recipient.

The Fund does not give or sell information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.


The Fund restricts access to nonpublic personal information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund shares personal information with service providers, it protects that personal information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers' nonpublic personal and consumer information..


The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

(1)FOR PURPOSES OF THIS NOTICE, THE TERMS "CUSTOMER" OR "CUSTOMERS" INCLUDES BOTH SHAREHOLDERS OF THE FUND AND INDIVIDUALS WHO PROVIDE NONPUBLIC PERSONAL INFORMATION TO THE FUND, BUT DO NOT INVEST IN FUND SHARES.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated . Certain information reflects financial results for a single Fund share. The total returns in the table below represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling the Fund at 800.298.3040.



Selected data for a share of beneficial interest outstanding throughout the periods indicated:



                                                                                     FOR THE PERIOD
                                                              FOR THE YEAR ENDED     ENDED APRIL 30,
                                                                APRIL 30, 2005           2004**
Net Asset Value, Beginning of Period                          $   1.00               $       1.00

Income from Investment Operations
Net Investment Income                                                                        0.00^

Distributions
From Net Investment Income                                                                  (0.00)
Net Asset Value, End of Period                                $   1.00               $       1.00
Total Return+                                                                                0.11%#

Ratios/Supplemental Data
Net Assets, End of Period (000)                                                      $          3

Ratio of Expenses to Average Net Assets                                                      0.43%*
Ratio of Net Investment Income to
  Average Net Assets                                                                         0.62%*
Ratio of Expenses to average Net Assets
  without Fee Waivers                                                                        0.66%*
Ratio of Net Investment Income to
  Average Net Assets without Fee Waivers                                                     0.39%*


*Annualized.
**Class II commenced operations on September 17, 2003.

+Total Return would have been lower had various fees not been waived during the period.


#Total Returns for periods of less than one year are not annualized.

^Less than $0.005 per share.

ADDITIONAL INFORMATION ABOUT: AMERICAN FREEDOM FUNDS'
       U.S. GOVERNMENT MONEY MARKET FUND - CLASS II

WHERE TO FIND MORE INFORMATION
The following Fund information is available to you upon request and without charge:

ANNUAL AND SEMI-ANNUAL REPORT
The Annual and Semi-Annual Reports provide additional information about the Fund's investment performance and portfolio holdings. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI includes additional information about the Fund's investment policies, organization, and management. It is legally part of this Prospectus and is incorporated by reference.

Individuals can make inquiries and request free copies of the Fund's Annual Report, Semi-Annual Report, SAI, and other information about the Fund by:

               Writing:    American Freedom Fund
                           1625 Broadway, Suite 2200
                           Denver, CO 80202
               Calling:    1-800-862-3040, and
               Visiting:   www.americanfreedomfunds.com.

Reports and other information (including the SAI) about the Fund can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. In addition, reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.



AMERICAN FREEDOM FUND U.S. GOVERNMENT MONEY MARKET FUND - CLASS II


     -    Is NOT insured by the FDIC, a bank or any agency of the U.S.
          Government.
     -    Is NOT bank deposits or other obligations of or guaranteed by a bank.
     - Involves investment risks, including the possible loss of the principal amount invested.

[AMERICAN FREEDOM FUNDS LOGO]


             ALPS Distributors, Inc., distributor for the American Freedom Funds

                                       Investment Company Act File No. 811-08194

[FINANCIAL INVESTORS TRUST LOGO]

U.S. GOVERNMENT
MONEY MARKET FUND
CLASS I


PROSPECTUS
__________, 2005



The Securities and Exchange Commission ("SEC") has not approved or disapproved this Fund's shares or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents


                                                                                         PAGE
Investment Objective and Principal Risks

Performance

Fees and Expenses of the Fund

Who Manages the Fund?

How Do I Invest in the Fund?

Privacy Policy

Financial Highlights

Additional Information About the Fund                                              Back Cover



No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information ("SAI") that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by Financial Investors Trust ("Trust") or its Distributor in any jurisdiction where such an offering would not be lawful.

INVESTMENT OBJECTIVE AND PRINCIPAL RISKS


INVESTMENT OBJECTIVE -- The investment objective of the U.S. Government Money Market Fund - Class I (the "Fund") is to seek as high a level of current income as is consistent with preservation of capital and liquidity.



PRINCIPAL INVESTMENT STRATEGIES -- The Fund invests exclusively in obligations issued or guaranteed as to principal and interest by the U.S. Government and repurchase agreements collateralized to 102% by U.S. Treasury obligations and other direct obligations of the U.S. Government or its agencies. The Fund may also invest in mortgage related securities issued by various government agencies, such as the Government National Mortgage Association ("Ginnie Mae"), and government related organizations, such as the Federal National Mortgage Association ("Fannie Mae"). The Fund will provide 60 days' notice to shareholders if it decides to change its principal investment strategies. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.



Obligations of certain agencies, instrumentalities, and corporations of the U.S. Government, such as those of the Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae, Federal Home Loan Mortgage "(Freddie Mac"), and the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances; and still others are supported only by the credit of the agency, instrumentality, or corporation.


The Fund has obtained a money market fund rating of AAAm from Standard & Poor's(R) (S&P). The AAAm rating indicates that the Fund's safety is good and it has a sound capacity to maintain principal value and limit exposure to loss. To obtain such rating the Fund may be required to adopt additional investment restrictions, including stricter limitations on credit quality and maturities than are followed by other money market funds. These additional restrictions could affect the Fund's performance. To maintain its rating, the Fund follows the most current criteria of S&P. If S&P changes or adds other requirements or criteria, the Fund may be required to adopt additional strategies or policies to maintain this rating.

PRINCIPAL INVESTMENT RISKS -- An investment in the Fund is subject to the following principal risks:

     - INTEREST RATE RISK. When interest rates change, the value of the Fund's holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

     - PREPAYMENT RISK. This investment risk is primarily associated with mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through the mortgage-

[SIDENOTE]




FUND FACTS

This Prospectus contains information about the Fund's Class I shares. The Fund also offers Class II shares through a separate prospectus. To obtain additional information about Class II shares, contact ALPS Distributors, Inc. at 1-800-298-3442.


GOAL: To provide investors with a high level of current income while seeking to preserve principal.


PRINCIPAL INVESTMENTS:

     -    U.S. Government Obligations


     -    Repurchase Agreements

     -    Asset-Backed and Mortgage-Related Securities

INVESTMENT ADVISER
(the "Adviser"):

     -    SSgA Funds Management, Inc. ("SSgA FM")

DISTRIBUTOR:

     -    ALPS Distributors, Inc. ("ADI")
          backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

     - MORTGAGE BACKED-SECURITIES RISK. There are a number of important differences among the agencies, instrumentalities, and corporations of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities include:


          - GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") are guaranteed by Ginnie Mae as to the timely payment of principal and interest. This guarantee is backed by the full faith and credit of the United States, and Ginnie Mae may borrow from the U.S. Treasury to make payments under its guarantee;



          - Fannie Mae Mortgage Pass-Through Certificates are guaranteed by Fannie Mae as to the timely payment of interest and principal. This guarantee is supported by the right of Fannie Mae to borrow from the U.S. Treasury under certain circumstances, but is not backed by the full faith and credit of the United States or any of its agencies, instrumentalities, or corporations other than Fannie Mae; and



          - Freddie Mac Mortgage Participation Certificates (also knows as "PCs") are guaranteed by Freddie Mac as to the timely payment of all scheduled interest and ultimate collection of all principal payments on the underlying mortgage loans. This guarantee is supported by the right of Freddie Mac to borrow from the U.S. Treasury under certain circumstances, but is not backed by the full faith and credit of the United States or any of its agencies, instrumentalities, or corporations other than Freddie Mac.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT THE RISK FACTORS IDENTIFIED ABOVE, AND OTHER RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE SAI.

SHOULD I INVEST IN THE U.S. GOVERNMENT MONEY MARKET FUND?
The Fund is primarily intended for municipal investors, including municipalities, counties, and state agencies, as well as institutional investors such as broker/dealers, corporations, investment advisers, credit unions, banks, and other financial institutions.

PERFORMANCE


The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year. Returns are based on past results and are not an indication of future performance.


[CHART]


YEAR-BY-YEAR TOTAL RETURN


PLOT POINTS

12/31/1995            5.93
12/31/1996            5.08
12/31/1997            5.44
12/31/1998            5.39
12/31/1999            4.95
12/31/2000            6.22
12/31/2001            4.06
12/31/2002            1.65
12/31/2003            1.02
12/31/2004

Best quarter (quarter ended June 30, 1995) - 1.62%
Worst quarter (quarter ended December 31, 2003) - 0.23%
Year-To-Date Return (as of June 30, 2005) - ____%



AVERAGE ANNUAL TOTAL RETURNS
(for the period ended December 31, 2004)



                                                        1               5            10
                                                       YEAR            YEAR        YEAR(1)
U.S. Government Money Market Fund - Class I              %               %           %



(1) Class inception: June 7, 1994.


FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund.



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Load                                                          None
Maximum Deferred Sales Load                                                 None
Maximum Sales Load Imposed on Reinvested Dividends                          None
Redemption Fee                                                              None
Exchange Fee                                                                None
Maximum Account Fee                                                         ____



ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                      %*
Distribution (12b-1) Fees                                            None
Other Expenses                                                       %**
                                                                     =
Total Annual Fund Operating Expenses                                 %***



* SSgA FM has voluntarily agreed to waive a portion of its "Management Fees" so its fee does not exceed an annual rate of _____. After SSgA FM's waiver, the "Management Fees" were ____%.


**The amount for "Other Expenses" includes administration fees payable to ALPS Mutual Funds Services, Inc. ("ALPS"). ALPS has contractually agreed to waive a portion of its administration fees that it is entitled to receive, and/or assume a portion of the Fund's expenses, until at least April 30, 2006. After ALPS waiver and/or absorption of a portion of the Fund's "Other Expenses", the actual "Other Expenses" paid by the Fund were ____%.


***After the "Management Fees" waiver by SSgA FM and the waiver and/or absorption of a portion of the Fund's "Other Expenses" by ALPS, the actual "Total Annual Fund Operating Expenses", as a percentage of average daily net assets, were 0.__%.



EXAMPLE -- The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration SSgA FM and ALPS' agreements to waive or absorb fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                           ONE          THREE          FIVE            TEN
                                                          YEAR          YEARS          YEARS          YEARS
U.S. GOVERNMENT MONEY MARKET FUND - CLASS I                 $             $              $              $

PRINCIPAL INVESTMENT STRATEGIES AND DISCLOSURE OF PORTFOLIO HOLDINGS

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RELATED RISK.
The allocation of the Fund's investments will vary over time based upon SSgA's evaluation of economic and market trends. However, the Fund invests only in direct obligations of the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations. For more detailed information regarding the Fund's investment policies and risk, please consult the Fund's SAI.

WHAT DOES THE FUND INVEST IN? Below is a brief description of the principal types of money market instruments in which the Fund invest.
     - U.S. GOVERNMENT SECURITIES. These include obligations issued by the U.S. government which typically includes Treasury bills, notes, and other direct obligations of the U.S. Treasury. Securities issued by the U.S. Treasury are supported by the full faith and credit of the U.S. government.
     - REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase prices exceed the purchase price, reflecting the Fund's return on the transaction. This return is not correlated with the interest rate of the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions deemed creditworthy by SSgA FM. Repurchase agreements carry the possibility that a party to a transaction involving the Fund will fail to meet its obligation. This could cause the Fund to lose the benefit of the transaction by preventing the Fund from selling or buying other securities to implement its investment strategy.

PORTFOLIO HOLDINGS. The Fund's policies and procedures, with respect to the disclosure of the Fund's portfolio securities, are available in the Fund's SAI.


WHO MANAGES THE FUND?


SSgA FM, located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Investment Adviser to the Fund. SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. As of June 30, 2005, SSgA FM had over $_____ billion in assets under management. SSgA FM, and any other advisory affiliates of State Street comprise State Street Global Advisors ("SSgA"), the investment management arm of State Street. With approximately $____ trillion in assets as of June 30, 2005, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia, and the Middle East.



During the period of the Investment Advisory and Management Agreement, the Fund will be managed by a team of investment professionals. SSgA FM uses a team approach to create an environment that encourages the flow of investment ideas. Additional information concerning the basis for the Trustees approving SSgA FM as the Fund's Investment Adviser can be found in the Trust's annual report for the period ended April 30, 2005.



Pursuant to the Investment Advisory and Management Agreement, the Adviser has agreed to provide a continuous investment program for the Fund, including investment research and management with respect to the assets of the Fund. SSgA FM is entitled to receive management fees of 0.105%. SSgA FM has voluntarily agreed to waive a portion of their advisory fee to 0.07% for the Fund until assets for that Fund reach $1 billion dollars. During the fiscal year ended April 30, 2005, the Fund paid SSgA FM ___% of average net assets of the Fund in advisory fees.

HOW ARE FUND SHARES VALUED? The price at which you buy, sell, or exchange Fund shares is the share price or net asset value ("NAV"). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding. The Fund normally calculates its NAV at 5:00 p.m. Eastern Time on each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The Trustees have established procedures designed to maintain a stable net asset value of $1.00 per share, to the extent reasonably possible. More particularly, the Trustees have approved and adopted procedures under Rule 2a-7. The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period of maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

HOW DO I INVEST IN THE FUND?



HOW ARE INVESTMENTS MADE? As described below, shares of the Fund may be purchased through ADI. Shares of the Fund may be purchased using the Federal Reserve Wire System ("Federal Funds") or by check. Your check must be payable in U.S. dollars to the Fund and be drawn on a bank located within the U.S.


Federal Funds should be wired to:

         State Street Bank & Trust Co.
         ABA# 011000028
         U.S. Government Money Market Fund-Class I
         Credit DDA# 22404081
         (Account Registration)
         (Account Number)

Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in good form. All funds received are invested in full and fractional shares of the Fund. ALPS serves as the Fund's Transfer Agent and ALPS maintains records of each shareholder's holdings of Fund shares. The Fund reserves the right to reject any purchase.

An initial investment in the Fund must be preceded or accompanied by a completed, signed application. Your completed application should be forwarded to:

                                             OVERNIGHT ADDRESS:
         Financial Investors Trust           Financial Investors Trust
         P.O. Box 44035                      1625 Broadway, Suite 2200
         Denver, CO 80201-4035               Denver, CO 80202


Orders for the purchase of shares will be executed at the net asset value per share (the "public offering price") next determined after an order has been received by the Fund in the proper form. If your purchase order is received in proper order by the Fund by 4:30 p.m. Eastern Time, your order will be executed that day. However, the Fund's shares are not priced on weekends or national holidays when the NYSE is closed for trading or Federal Banking holidays which can differ from the NYSE. For a more complete listing please refer to the SAI.



MINIMUM PURCHASE AND ACCOUNT BALANCE REQUIREMENTS - The minimum initial investment in the Fund is $500,000 however, subsequent investments may be made in any amount. The minimum purchase requirements do not apply to reinvested dividends. If your account balance falls below $125,000 due to redemptions or exchanges, your account may be closed. In the event that your account is closed, the Fund will wire the proceeds to the bank account of record, or issue a check to the shareholder of record. The Fund will notify you when your account balance has fallen below $125,000 and you will be given 30 days to increase your investment above that amount.



HOW TO REDEEM FUND SHARES: You may redeem all or any part of the value of your account(s) on any Business Day. You may redeem by mail, telephone or facsimile if you have established those options with the Fund. Redemption orders are processed at the net asset value per share next determined after the Fund receives your order. If the Fund receives your redemption order before 4:30 p.m. Eastern Time on a Business Day, the Fund will generally send payment for your redeemed shares as of that Business Day. Otherwise, the Fund will generally send payment for your redeemed shares on the next Business Day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.

REGULAR REDEMPTIONS: You may redeem shares by sending a written request to Financial Investors Trust, P.O. Box 44035, Denver, CO 80201-4035 or overnight to 1625 Broadway, Suite 2200, Denver, CO 80202. You must sign a redemption request. Your written redemption request must:


     (i) state the number of shares to be redeemed; and
     (ii) identify your shareholder account number.



EACH SIGNATURE MUST BE GUARANTEED BY EITHER A BANK THAT IS A MEMBER OF THE FDIC, A TRUST COMPANY, OR A MEMBER FIRM OF A NATIONAL SECURITIES EXCHANGE OR OTHER ELIGIBLE GUARANTOR INSTITUTION. THE FUND WILL NOT ACCEPT GUARANTEES FROM NOTARIES PUBLIC. Guarantees must be an ink stamp or medallion that states "Signature(s) Guaranteed" and must be signed by an authorized person at the guarantor institution with that person's title and the date. A redemption request will not be deemed to be properly received until the Fund receives all required documents in proper form.


When the Fund wires your redemption proceeds, the wire must be paid to the same bank and account as designated on the Fund's Account Application or in your written instructions to the Fund. If your bank is not a member of the Federal Reserve System, your redemption proceeds will be wired to a correspondent bank. Immediate notification by the correspondent bank to your bank will be necessary to avoid a delay in crediting the funds to your bank account.

BY TELEPHONE AND FACSIMILE: You may redeem shares by telephone or facsimile. Shareholders must check the appropriate box on the Account Application to activate facsimile and/or telephone redemption privileges. Shares may be redeemed by telephoning the Fund at 800.298.3442 (or sending a facsimile transmission to the Fund at 303.825.2575 and giving the account name, account number, personal identification number (PIN#), name of Fund and amount of redemption). Proceeds from redemptions will be wired directly to your account at a commercial bank within the United States.

In order to arrange for facsimile and/or telephone redemptions after you have opened your account, or to change the bank account or address designated to receive redemption proceeds, send a written request to the Fund at the address listed under "REGULAR REDEMPTIONS." The request must be signed by you with the signatures guaranteed as described above. The Trust may modify or terminate procedures for redeeming shares by telephone but will not materially change or terminate it without giving shareholders 60 days' written notice.


During periods of substantial economic or market change, telephone, or facsimile redemptions may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may redeem your shares by mail as described above under "REGULAR REDEMPTIONS."



By electing the facsimile and/or telephone redemption option, you may be giving up a measure of security, which you might have had if you were to redeem in writing. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification prior to acting on instructions received by telephone or facsimile. To the extent the Fund does not employ reasonable procedures, it and/or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor ALPS will be liable for following instructions communicated by telephone or facsimile that are reasonably believed to be genuine. Accordingly, you, as a result of this policy, may bear the risk of fraudulent telephone or facsimile redemption transactions.



EXCHANGE OF FUND SHARES You may sell your Fund shares and buy shares of the American Freedom U.S. Government Money Market Fund, U.S. Treasury Money Market Fund, or Prime Money Market Fund, which are other funds also offered by the Trust, in exchange by written request. There are no fees or commissions for exchanging Fund shares. However, you must satisfy the minimum balance requirements of each fund in which you are considering investing. If you have established the privilege on your Account Application, you may also initiate exchanges by telephone or facsimile. Exchange requests should be directed to the Fund at 800.298.3442.



Exchange transactions must be for amounts of $1,000 or more. Exchanges may have tax consequences, so you should consult your tax adviser for further information. The fund into which you want to exchange must be registered for sale in your state. Prior to requesting an exchange of Fund shares you should call the Fund at 800.298.3442 to request a current prospectus for the fund into which you want to exchange and you should read the prospectus carefully before investing.



During periods of significant economic or market change, telephone or facsimile exchanges may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may also mail the exchange request to the Fund at the address listed under "REGULAR REDEMPTIONS." Neither the Fund nor ALPS will be responsible for the authenticity of exchange instructions received by telephone or facsimile except as set forth under "HOW TO REDEEM FUND SHARES - BY TELEPHONE AND FACSIMILE."



FREQUENT TRADING POLICIES. The Funds are intended for investors who seek liquidity from their investments and the flexibility to exchange shares on a regular basis. As such, the Fund's Board of Trustees has not adopted any policy or procedures to deter frequent exchanges and/or purchase and redemption activity.

Frequent purchase, sale or exchange transactions may (i) be disruptive to the management of the Fund, and as result may impair the investment adviser's short term and long term ability to achieve optimum yields and (ii) increase the Funds' transaction and/or administrative costs.


WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT? While municipal investors are generally exempt from Federal income taxes, each investor should independently ascertain its tax status. With respect to investors who are not exempt from Federal income taxes, dividends derived from net investment income and short term capital gains are taxable as ordinary income distributions and are taxable when paid, whether investors receive distributions in cash or reinvest them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send to non-exempt investors an IRS Form 1099-DIV showing their taxable distributions for the past calendar year.

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). This qualification will relieve the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code and it meets other requirements for qualification as set forth in the Code.


The information above is only a summary of some of the Federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to Federal taxes, investors may be subject to state or local taxes on their investment. Investors should consult their tax advisor to determine whether the Fund is suitable to their particular tax situation.


When investors sign their account application, they will be asked to certify that their social security or taxpayer identification number is correct, that they are not subject to backup withholding for failing to report income to the IRS, and that they are a U.S. person. If investors violate IRS regulations, the IRS can require the Fund to withhold a portion of taxable distributions and redemptions.

The Fund declares dividends from net investment income daily and pays such dividends monthly. The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders each calendar year as well as on a fiscal year basis.

Since all of the Fund's net investment income is expected to be derived from earned interest, it is anticipated that all dividends paid by the Fund will be taxable as ordinary income to those shareholders who are not exempt from Federal income taxes, and that no part of any distribution will be eligible for the dividends received deduction for corporations.


OTHER COMPENSATION TO SERVICE ORGANIZATIONS.

     ADI or an affiliate may compensate, in its sole discretion and using its own assets, service organizations that distribute and/or service investors in the Fund pursuant to agreements. A number of factors may be considered in determining whether to pay these additional amounts. In certain situations, such factors may include, but are not limited to, the level or type of services provided by the service organization, the level or expected level of assets or sales of shares, access to the service organization's personnel, and other factors. The amount of these payments may be different for different service organizations.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and service organizations may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families. These payment arrangements do not affect the price that an investor would pay for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

PRIVACY POLICY

The Fund collects nonpublic personal information about its customers(1) from the following sources:

     - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;
     - Account History, including information about the transactions and balances in a customer's account; and
     - Correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

The Fund will not release information about its customers or their accounts unless one of the following conditions is met:

     -    Prior written consent is received.
     - The Fund believes the recipient to be the fund customer or the customer's authorized representative.
     -    The Fund is required by law to release information to the recipient.

The Fund does not give or sell information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.


The Fund restricts access to nonpublic personal information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund shares personal information with service providers, it protects that personal information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers' nonpublic personal and consumer information..


The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table below represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling the Fund at 800.298.3442.


Selected data for a share of beneficial interest outstanding throughout the period indicated:


                                                                   FOR THE YEAR ENDED APRIL 30,
                                                   2005          2004          2003          2002          2001
NET ASSET VALUE, BEGINNING OF PERIOD            $    1.00     $    1.00     $    1.00     $    1.00     $    1.00

Income From Investment Operations
Net Investment Income                                              0.01          0.01          0.03          0.06

Distributions
From net investment income                                        (0.01)        (0.01)        (0.03)        (0.06)
NET ASSET VALUE, END OF PERIOD                  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00

TOTAL RETURN+                                            %         0.93%         1.43%         2.87%         6.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                 $             $ 245,482     $ 407,147     $ 466,482     $ 343,856

Ratio of Expenses to Average Net Assets                  %         0.20%         0.20%         0.20%         0.20%
Ratio of Net Iinvestment Income to
  Average Net Assets                                     %         0.94%         1.42%         2.78%         5.96%

Ratio of Expenses to Average Net Assets
  without Fee Waivers                                    %         0.28%         0.21%         0.21%         0.21%

Ratio of Net Investment Income to
  Average Net Assets without Fee Waivers                 %         0.86%         1.41%         2.77%         5.95%



+Total Return would have been lower had various fees not been waived during the period.

ADDITIONAL INFORMATION ABOUT: U.S. GOVERNMENT MONEY MARKET FUND- CLASS I

WHERE TO FIND MORE INFORMATION
The following Fund information is available to you upon request without charge:

ANNUAL AND SEMI-ANNUAL REPORT
The Annual and Semi-Annual Reports provide additional information about the Fund's investment performance and portfolio holdings. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI includes additional information about the Fund's investment policies, organization, and management. It is legally part of this Prospectus and is incorporated by reference.

Individuals can make inquiries and request free copies of the Fund's Annual Report, Semi-Annual Report, SAI, and other information about the Fund by:

                  Writing:     Financial Investors Trust
                               1625 Broadway, Suite 2200
                               Denver, CO 80202
                  Calling:     1-800-862-3442, and
                  Visiting:    www.fitfunds.com.

Reports and other information (including the SAI) about the Fund can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. In addition, reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.



U.S. GOVERNMENT MONEY MARKET FUND- CLASS I



     -    Is NOT insured by the FDIC, a bank or any agency of the U.S.
          government.
     -    Is NOT bank deposits or other obligations of or guaranteed by a bank.
     - Involves investment risks, including the possible loss of the principal amount invested.



[ALPS DISTRIBUTORS, INC. LOGO]


Investment Company Act File No. 811-08194

[FINANCIAL INVESTORS TRUST LOGO]

U.S. GOVERNMENT
MONEY MARKET FUND
CLASS II


PROSPECTUS
__________, 2005



The Securities and Exchange Commission ("SEC" or "Commission") has not approved or disapproved this Fund's shares or determined this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                            PAGE
Investment Objective and Principal Risks

Performance

Fees and Expenses of the Fund

Who Manages the Fund?

How Do I Invest in the Fund?

Distribution Plan

Privacy Policy

Financial Highlights

Additional Information About the Fund                                 Back Cover




No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information ("SAI") that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by Financial Investors Trust ("Trust") or its Distributor in any jurisdiction where such an offering would not be lawful.

INVESTMENT OBJECTIVE AND PRINCIPAL RISKS


INVESTMENT OBJECTIVE -- The investment objective of the U.S. Government Money Market Fund - Class II (the "Fund") is to seek as high a level of current income as is consistent with preservation of capital and liquidity.



PRINCIPAL INVESTMENT STRATEGIES -- The Fund invests exclusively in obligations issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements collateralized to 102% by U.S. Treasury obligations and other direct obligations of the U.S. government or its agencies. The Fund may also invest in mortgage related securities issued by various government agencies, such as the Government National Mortgage Association ("Ginnie Mae"), and government related organizations, such as the Federal National Mortgage Association ("Fannie Mae'). The Fund will provide 60 days' notice to shareholders if it decides to change its principal investment strategies. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.



Obligations of certain agencies, instrumentalities, and corporations of the U.S. Government, such as those of the Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae, Federal Home Loan Mortgage ("Freddie Mac"), and the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances; and still others are supported only by the credit of the agency, instrumentality, or corporation.


The Fund has obtained a money market fund rating of AAAm from Standard & Poor's(R) (S&P). The AAAm rating indicates that the Fund's safety is good and it has a sound capacity to maintain principal value and limit exposure to loss. To obtain such rating the Fund may be required to adopt additional investment restrictions, including stricter limitations on credit quality and maturities than are followed by other money market funds. These additional restrictions could affect the Fund's performance. To maintain its rating, the Fund follows the most current criteria of S&P. If S&P changes or adds other requirements or criteria, the Fund may be required to adopt additional strategies or policies to maintain this rating.

PRINCIPAL INVESTMENT RISKS -- An investment in the Fund is subject to the following principal risks:

     - INTEREST RATE RISK. When interest rates change, the value of the Fund's holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

     - PREPAYMENT RISK. This investment risk is primarily associated with mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through the mortgage-

[SIDENOTE]


FUND FACTS

This Prospectus contains information about the Fund's Class II shares. The Fund also offers Class I shares through a separate prospectus. To obtain additional information about Class I shares, contact ALPS Distributors, Inc. at 1-800-298-3442.


GOAL: To provide investors with a high level of current income while seeking to preserve principal.


PRINCIPAL INVESTMENTS:

     -    U.S. Government Obligations


     -    Repurchase Agreements

     -    Asset-Backed and Mortgage-Related Securities

INVESTMENT ADVISER
(the "Adviser"):

     -    SSgA Funds Management, Inc. ("SSgA FM")

DISTRIBUTOR:

     -    ALPS Distributors, Inc. ("ADI")
          backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

     - MORTGAGE BACKED-SECURITIES RISK. There are a number of important differences among the agencies, instrumentalities, and corporations of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities include:


               - GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") are guaranteed by Ginnie Mae as to the timely payment of principal and interest. This guarantee is backed by the full faith and credit of the United States, and Ginnie Mae may borrow from the U.S. Treasury to make payments under its guarantee;



               - Fannie Mae Mortgage Pass-Through Certificates are guaranteed by Fannie Mae as to the timely payment of interest and principal. This guarantee is supported by the right of Fannie Mae to borrow from the U.S. Treasury under certain circumstances, but is not backed by the full faith and credit of the United States or any of its agencies, instrumentalities, or corporations other than Fannie Mae; and



               - Freddie Mac Mortgage Participation Certificates (also known as "PCs") are guaranteed by Freddie Mac as to the timely payment of all scheduled interest and ultimate collection of all principal payments on the underlying mortgage loans. This guarantee is supported by the right of Freddie Mac to borrow from the U.S. Treasury under certain circumstances, but is not backed by the full faith and credit of the United States or any of its agencies, instrumentalities, or corporations other than Freddie Mac.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT THE RISK FACTORS IDENTIFIED ABOVE, AND OTHER RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE SAI.


SHOULD I INVEST IN THE U.S. GOVERNMENT MONEY MARKET FUND?
The Fund is primarily intended for municipal investors, including municipalities, counties, and state agencies, as well as institutional investors such as broker/dealers, corporations, investment advisers, credit unions, banks, and other financial institutions.

PERFORMANCE


The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year. Returns are based on past results and are not an indication of future performance.


[CHART]


YEAR-BY-YEAR TOTAL RETURN


PLOT POINT

12/31/2003             0.8%
12/31/2004


Best quarter (quarter ended September 30, 2002) - 0.35%
Worst quarter (quarter ended December 31, 2003) - 0.16%
Year-To-Date Return (as of June 30, 2005) - ____%



AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED DECEMBER 31, 2004)



                                                           1                     SINCE
                                                          YEAR                INCEPTION(1)
U.S. Government Money Market Fund - Class II               %                        %



(1) Class inception: June 18, 2002.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you pay if you buy and hold Class II shares of the Fund.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Load                                                          None
Maximum Deferred Sales Load                                                 None
Maximum Sales Load Imposed on Reinvested Dividends                          None
Redemption Fee                                                              None
Exchange Fee                                                                None
Maximum Account Fees                                                        ____



ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                   %*

Distribution (12b-1) Fees                                         0.250%
Other Expenses                                                         %**
                                                                  =====
Total Annual Fund Operating Expenses                                   %***



*SSgA FM has voluntarily agreed to waive a portion of its "Management Fees" so its fees do no exceed an annual rate of ____%. After SSgA FM's waiver, the "Management Fee" were ___%.


**The amount for "Other Expenses" includes administration fees payable to ALPS Mutual Funds Services, Inc. ("ALPS"). ALPS has contractually agreed to waive a portion of its administration fees that it is entitled to receive, and/or assume a portion of the Fund's expenses until at least April 30, 2006. After ALPS waiver and/or absorption of a portion of the Fund's "Other Expenses", the actual "Other Expenses paid by the Fund were ___%.


*** After the "Management Fees" waived by SSgA FM and the waiver and/or absorption of a portion of the Fund's "Other Expenses" by ALPS, the actual "Total Annual Operating Expenses", as a percentage of average daily net assets, were 0.__%.



EXAMPLE -- The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration SSgA FM and ALPS' agreements to waive or absorb fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                           ONE          THREE          FIVE            TEN
                                                          YEAR          YEARS          YEARS          YEARS
U.S. GOVERNMENT MONEY MARKET FUND - CLASS II                $             $              $              $

PRINCIPAL INVESTMENT STRATEGIES AND DISCLOSURE OF PORTFOLIO HOLDINGS

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RELATED RISK.
The allocation of the Fund's investments will vary over time based upon SSgA's evaluation of economic and market trends. However, the Fund invests only in direct obligations of the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations. For more detailed information regarding the Fund's investment policies and risk, please consult the Fund's SAI.

WHAT DOES THE FUND INVEST IN? Below is a brief description of the principal types of money market instruments in which the Fund invest.

     - U.S. GOVERNMENT SECURITIES. These include obligations issued by the U.S. government which typically includes Treasury bills, notes, and other direct obligations of the U.S. Treasury. Securities issued by the U.S. Treasury are supported by the full faith and credit of the U.S. government.
     - REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase prices exceed the purchase price, reflecting the Fund's return on the transaction. This return is not correlated with the interest rate of the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions deemed creditworthy by SSgA FM. Repurchase agreements carry the possibility that a party to a transaction involving the Fund will fail to meet its obligation. This could cause the Fund to lose the benefit of the transaction by preventing the Fund from selling or buying other securities to implement its investment strategy.

PORTFOLIO HOLDINGS. The Fund's policies and procedures, with respect to the disclosure of the Fund's portfolio securities, are available in the Fund's SAI.

WHO MANAGES THE FUND?


SSgA FM, located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Investment Adviser to the Fund. SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. As of June 30, 2004, SSgA FM had over $____ billion in assets under management. SSgA FM, and any other advisory affiliates of State Street comprise State Street Global Advisors ("SSgA"), the investment management arm of State Street. With approximately $____ trillion in assets as of June 30, 2005, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia, and the Middle East.



During the period of the Investment Advisory and Management Agreement, the Fund will be managed by a team of investment professionals. SSgA FM uses a team approach to create an environment that encourages the flow of investment ideas. Additional information concerning the basis for the Trustees approving SSgA FM as the Fund's Investment Adviser can be found in the Trust's annual report for the period ended April 30, 2005.



Pursuant to the Investment Advisory and Management Agreement, the Adviser has agreed to provide a continuous investment program for the Fund, including investment research and management with respect to the assets of the Fund. SSgA FM is entitled to receive management fees of 0.105%. SSgA FM has voluntarily agreed to waive a portion of their advisory fee to 0.07% for the Fund until assets for that Fund reach $1 billion dollars. During the fiscal year ended April 30, 2005, the Fund paid SSgA FM ____% of average net assets of the Fund in advisory fees.



HOW ARE FUND SHARES VALUED? The price at which you buy, sell, or exchange Fund shares is the share price or net asset value ("NAV"). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding. The Fund normally calculates its NAV at 5:00 p.m. Eastern time, on each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The Trustees have established procedures designed to maintain a stable net asset value of $1.00 per share, to the extent reasonably possible. More particularly, the Trustees have approved and adopted procedures under Rule 2a-7. The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period of maturity, regardless of the impact of fluctuating interest rates on the market value of the security.


HOW DO I INVEST IN THE FUND?


HOW ARE INVESTMENTS MADE? As described below, shares of the Fund may be purchased through ADI. Shares of the Fund may be purchased using the Federal Reserve Wire System ("Federal Funds") or by check. Your check must be payable in U.S. dollars to the Fund and be drawn on a bank located within the United States.


Federal Funds should be wired to:

         State Street Bank & Trust Co.
         ABA# 011000028
         U.S. Government Money Market Fund, Class II
         Credit DDA# 22404081
         (Account Registration)
         (Account Number)

Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in good form. All funds received are invested in full and fractional shares of the Fund. ALPS serves as the Fund's Transfer Agent and ALPS maintains records of each shareholder's holdings of Fund shares. The Fund reserves the right to reject any purchase.

An initial investment in the Fund must be preceded or accompanied by a completed, signed application. Your completed application should be forwarded to:

                                             OVERNIGHT ADDRESS:
         Financial Investors Trust           Financial Investors Trust
         P.O. Box 44035                      1625 Broadway, Suite 2200
         Denver, Colorado 80201-4035         Denver, CO 80202


Orders for the purchase of shares will be executed at the net asset value per share (the "public offering price") next determined after an order has been received by the Fund in the proper form. If your purchase order is received in proper order by the Fund by 4:30 p.m. Eastern time, your order will be executed that day. However, the Fund's shares are not priced on weekends or national holidays when the NYSE is closed for trading or Federal Banking holidays which can differ from the NYSE. For a more complete listing please refer to the SAI.



MINIMUM PURCHASE AND ACCOUNT BALANCE REQUIREMENTS The minimum initial investment in the Fund is $25,000 however, subsequent investments may be made in any amount. The minimum purchase requirements do not apply to reinvested dividends. If your account balance falls below $5,000 due to redemptions or exchanges, your account may be closed. In the event that your account is closed, the Fund will wire the proceeds to the bank account of record, or issue a check to the shareholder of record. The Fund will notify you when your account balance has fallen below $5,000 and you will be given 30 days to increase your investment above that amount.



HOW TO REDEEM FUND SHARES: You may redeem all or any part of the value of your account(s) on any Business Day. You may redeem by mail, telephone, or facsimile if you have established those options with the Fund. Redemption orders are processed at the net asset value per share next determined after the Fund receives your order. If the Fund receives your redemption order before 4:30 p.m. Eastern time on a Business Day, the Fund will generally send payment for your redeemed shares as of that Business Day. Otherwise, the Fund will generally send payment for your redeemed shares on the next Business Day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.


REGULAR REDEMPTIONS: You may redeem shares by sending a written request to Financial Investors Trust, P.O. Box 44035, Denver, CO 80201-4035 or overnight to 1625 Broadway, Suite 2200, Denver, CO 80202. You must sign a redemption request. Your written redemption request must:


     (i)  state the number of shares to be redeemed; and
     (ii) identify your shareholder account number.



EACH SIGNATURE MUST BE GUARANTEED BY EITHER A BANK THAT IS A MEMBER OF THE FDIC, A TRUST COMPANY, OR A MEMBER FIRM OF A NATIONAL SECURITIES EXCHANGE OR OTHER ELIGIBLE GUARANTOR INSTITUTION. THE FUND WILL NOT ACCEPT GUARANTEES FROM NOTARIES PUBLIC. Guarantees must be an ink stamp or medallion that states "Signature(s) Guaranteed" and must be signed by an authorized person at the guarantor institution with that person's title and the date. A redemption request will not be deemed to be properly received until the Fund receives all required documents in proper form.

When the Fund wires your redemption proceeds, the wire must be paid to the same bank and account as designated on the Fund's account application or in your written instructions to the Fund. If your bank is not a member of the Federal Reserve System, your redemption proceeds will be wired to a correspondent bank. Immediate notification by the correspondent bank to your bank will be necessary to avoid a delay in crediting the funds to your bank account.

BY TELEPHONE AND FACSIMILE: You may redeem shares by telephone or facsimile. Shareholders must check the appropriate box on the Account Application to activate facsimile and/or telephone redemption privileges. Shares may be redeemed by telephoning the Fund at 800.298.3442 (or sending a facsimile transmission to the Fund at 303.825.2575 and giving the account name, account number, personal identification number (PIN#), name of Fund and amount of redemption). Proceeds from redemptions will be wired directly to your account at a commercial bank within the United States.


In order to arrange for facsimile and/or telephone redemptions after you have opened your account, or to change the bank account or address designated to receive redemption proceeds, send a written request to the Fund at the address listed under "REGULAR REDEMPTIONS." The request must be signed by you with the signatures guaranteed as described above. The Fund may modify or terminate procedures for redeeming shares by telephone but will not materially change or terminate it without giving shareholders 60 days' written notice.



During periods of substantial economic or market change, telephone, or facsimile redemptions may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may redeem your shares by mail as described above under "REGULAR REDEMPTIONS."



By electing the facsimile and/or telephone redemption option, you may be giving up a measure of security, which you might have had if you were to redeem in writing. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification prior to acting on instructions received by telephone or facsimile. To the extent the Fund does not employ reasonable procedures, it and/or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor ALPS will be liable for following instructions communicated by telephone or facsimile that are reasonably believed to be genuine. Accordingly, you, as a result of this policy, may bear the risk of fraudulent telephone or facsimile redemption transactions.



EXCHANGE OF FUND SHARES You may sell your Fund shares and buy shares of the U.S. Treasury Money Market Fund, American Freedom U.S. Government Money Market, and Prime Money Market Fund, which are other funds also offered by the Trust, in exchange by written request. There are no fees or commissions for exchanging Fund shares. However, you must satisfy the minimum balance requirements of each fund in which you are considering investing. If you have established the privilege on your account application, you may also initiate exchanges by telephone or facsimile. Exchange requests should be directed to the Fund at 800.298.3442.



Exchange transactions must be for amounts of $1,000 or more. Exchanges may have tax consequences, so you should consult your tax adviser for further information. The fund into which you want to exchange must be registered for sale in your state. Prior to requesting an exchange of Fund shares you should call the Fund at 800.298.3442 to request a current prospectus for the fund into which you want to exchange and you should read the prospectus carefully before investing.



During periods of significant economic or market change, telephone, or facsimile exchanges may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may also mail the exchange request to the Fund at the address listed under "REGULAR REDEMPTIONS." Neither the Fund nor ALPS will be responsible for the authenticity of exchange instructions received by telephone or facsimile except as set forth under "HOW TO REDEEM FUND SHARES - BY TELEPHONE AND FACSIMILE."

FREQUENT TRADING POLICIES. The Funds are intended for investors who seek liquidity from their investments and the flexibility to exchange shares on a regular basis. As such, the Fund's Board of Trustees has not adopted any policy or procedures to deter frequent exchanges and/or purchase and redemption activity.

Frequent purchase, sale or exchange transactions may (i) be disruptive to the management of the Fund, and as result may impair the investment adviser's short term and long term ability to achieve optimum yields and (ii) increase the Funds' transaction and/or administrative costs.



WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT? While municipal investors are generally exempt from Federal income taxes, each investor should independently ascertain its tax status. With respect to investors who are not exempt from Federal income taxes, dividends derived from net investment income and short term capital gains are taxable as ordinary income distributions and are taxable when paid, whether investors receive distributions in cash or reinvest them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send to non-exempt investors an IRS Form 1099-DIV showing their taxable distributions for the past calendar year.



The Fund has qualified and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). This qualification will relieve the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code and it meets other requirements for qualification as set forth in the Code.



The information above is only a summary of some of the Federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to Federal taxes, investors may be subject to state or local taxes on their investment. Investors should consult their tax advisor to determine whether the Fund is suitable to their particular tax situation.


When investors sign their account application, they will be asked to certify that their social security or taxpayer identification number is correct, that they are not subject to backup withholding for failing to report income to the IRS, and that they are a U.S. person. If investors violate IRS regulations, the IRS can require the Fund to withhold a portion of taxable distributions and redemptions.

The Fund declares dividends from net investment income daily and pays such dividends monthly. The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders each calendar year as well as on a fiscal year basis.


Since all of the Fund's net investment income is expected to be derived from earned interest, it is anticipated that all dividends paid by the Fund will be taxable as ordinary income to those shareholders who are not exempt from Federal income taxes, and that no part of any distribution will be eligible for the dividends received deduction for corporations.


DISTRIBUTION PLAN


The Trustees have adopted a distribution plan on behalf of Class II shareholders of the Fund pursuant to Rule 12b-1 (the "Rule") under the 1940 Act. The distribution plan provides for payment of a fee to ADI at the annual rate of up to 0.25% of the average net assets of Class II shares for distribution-related services. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The aforementioned services include, but are not limited to the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses and reports to recipients other than existing shareholders; obtaining such information, analysis and reports with respect to marketing and promotional activities as ADI may, from time to time, deem advisable; making payments to securities dealers and others engaged in the sales of Class II shares of the Fund; and providing training, marketing, and support to such dealers and others with respect to the sale of Class II shares of the Fund. The distribution fee is an expense of Class II shares in addition to the management fee and administration fee, and will reduce the net income and total return of Class II shares.



OTHER COMPENSATION TO SERVICE ORGANIZATIONS.

     ADI or an affiliate may compensate, in its sole discretion and using its own assets, service organizations that distribute and/or service investors in the Fund pursuant to agreements. A number of factors may be considered in determining whether to pay these additional amounts. In certain situations, such factors may include, but are not limited to, the level or type of services provided by the service organization, the level or expected level of assets or sales of shares, access to the service organization's personnel, and other factors. The amount of these payments may be different for different service organizations.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and service organizations may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families. These payment arrangements do not affect the price that an investor would pay for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

PRIVACY POLICY

The Fund collects nonpublic personal information about its customers(1) from the following sources:

     - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;
     - Account History, including information about the transactions and balances in a customer's account; and
     - Correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

The Fund will not release information about its customers or their accounts unless one of the following conditions is met:

     -    Prior written consent is received.
     - The Fund believes the recipient to be the fund customer or the customer's authorized representative.
     -    The Fund is required by law to release information to the recipient.

The Fund does not give or sell information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.


The Fund restricts access to nonpublic personal information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund shares personal information with service providers, it protects that personal information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers' nonpublic personal and consumer information..


The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance for the past periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table below represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling the Fund at 800.298.3442.



Selected data for a share of beneficial interest outstanding throughout the periods indicated:



                                                                  FOR THE YEAR                   FOR THE PERIOD
                                                                 ENDED APRIL 30                  ENDED APRIL 30
                                                             2005             2004                   2003(1)
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.00          $  1.00                  $   1.00

Income from Investment Operations
Net Investment Income                                                          0.01                      0.01

Distributions
From Net Investment Income                                                    (0.01)                    (0.01)
NET ASSET VALUE, END OF PERIOD                              $ 1.00          $  1.00                  $   1.00

TOTAL RETURN+                                                                  0.67%                     1.03%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                             $               $ 1,736                  $  2,164
Ratio of Expenses to Average Net Assets                                        0.45%                     0.45%*
Ratio of Net Investment Income to
  Average Net Assets                                                           0.68%                     0.92%*
Ratio of Expenses to Average Net Assets without Fee
  Waivers                                                                      0.53%                     0.46%*
Ratio of Net Investment Income to Average Net Assets
  without Fee Waivers                                                          0.60%                     0.91%*



* Annualized


+ Total Return would have been lower had various fees not been waived during the period.

(1) Class II commenced operations on June 18, 2002.

ADDITIONAL INFORMATION ABOUT: U.S. GOVERNMENT MONEY MARKET FUND- CLASS II

WHERE TO FIND MORE INFORMATION
The following Fund information is available to you upon request without charge:

ANNUAL AND SEMI-ANNUAL REPORT
The Annual and Semi-Annual Reports provide additional information about the Fund's investment performance and portfolio holdings. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI includes additional information about the Fund's investment policies, organization, and management. It is legally part of this Prospectus and is incorporated by reference.

Individuals can make inquiries and request free copies of the Fund's Annual Report, Semi-Annual Report, SAI, and other information about the Fund by:

                  Writing:     Financial Investors Trust
                               1625 Broadway, Suite 2200
                               Denver, CO 80202
                  Calling:     1-800-862-3442, and
                  Visiting:    www.fitfunds.com.

Reports and other information (including the SAI) about the Fund can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. In addition, reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.



U.S. GOVERNMENT MONEY MARKET FUND- CLASS II


     -    Is NOT insured by the FDIC, a bank or any agency of the U.S.
          government.
     -    Is NOT bank deposits or other obligations of or guaranteed by a bank.
     - Involves investment risks, including the possible loss of the principal amount invested.


[ALPS DISTRIBUTORS, INC. LOGO]

Investment Company Act File No. 811-08194

[FINANCIAL INVESTORS TRUST LOGO]

PRIME MONEY MARKET FUND
CLASS I


PROSPECTUS
__________, 2005



The Securities and Exchange Commission ("SEC" or "Commission") has not approved or disapproved this Fund's shares or determined this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                                         PAGE
Investment Objective and Principal Risks

Performance

Fees and Expenses of the Fund

Who Manages the Fund?

How Do I Invest in the Fund?

Privacy Policy

Financial Highlights

Additional Information About the Fund                                              Back Cover



No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information ("SAI") that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by Financial Investors Trust ("Trust") or its Distributor in any jurisdiction where such an offering would not be lawful.

INVESTMENT OBJECTIVE AND PRINCIPAL RISKS


INVESTMENT OBJECTIVE -- The investment objective of the Prime Money Market Fund
- Class I (the "Fund") is to seek as high a level of current income as is consistent with preservation of capital and liquidity.



PRINCIPAL INVESTMENT STRATEGIES -- In seeking to achieve its investment objective, the Fund's investments include, but are not limited to, the following U.S. dollar denominated, short-term money market instruments: (1) U.S. Government Obligations, including stripped U.S. Government Obligations; (2) debt obligations of corporations, banks, savings and loan institutions, insurance companies and mortgage bankers; (3) commercial paper, including those with floating or variable rates of interest; (4) foreign bank obligations; (5) repurchase agreements; and (6) asset-backed and mortgage-related securities. In any event, however, the Fund will only invest in those securities that the Adviser, under the direction of the Board of Trustees of Financial Investors Trust (the "Board"), determines present minimal credit risk and that the Adviser determines are "eligible securities." Eligible securities are those securities that are rated in one of the two highest categories by a National Recognized Statistical Rating Organization ("NRSRO") or, if the security is unrated, the Adviser has determined that the security is comparable to similarly rated securities. Only these types of securities are considered "prime" by the Adviser. The Fund's average weighted maturity will not exceed 90 days, and its yield will fluctuate with changes in short-term interest rates. Also, the securities held by the Fund will, at the time of purchase, have remaining maturities of 397 days or less.



Obligations of certain agencies, instrumentalities, and corporations of the U.S. Government, such as those of the Government National Mortgage Association ("Ginnie Mae"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), and the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances; and still others are supported only by the credit of the agency, instrumentality, or corporation.


The Fund has obtained a money market fund rating of AAAm from Standard & Poor's(R) (S&P). The AAAm rating indicates that the Fund's safety is good and it has a sound capacity to maintain principal value and limit exposure to loss. To obtain such rating the Fund may be required to adopt additional investment restrictions, including stricter limitations on credit quality and maturities than are followed by other money market funds. These additional restrictions could affect the Fund's performance. To maintain its rating, the Fund follows the most current criteria of S&P. If S&P changes or adds other requirements or criteria, the Fund may be required to adopt additional strategies or policies to maintain this rating.

[SIDENOTE]


FUND FACTS:

This Prospectus contains information about the Fund's Class I shares. The Fund also offers Class II shares through a separate prospectus. To obtain additional information about Class II shares, contact ALPS Distributors, Inc. at 1-800-298-3442.


GOAL: To provide investors with a high level of current income while seeking to preserve principal.

PRINCIPAL INVESTMENTS:

     -    U.S. Government Obligations

     -    Corporate Debt Obligations

     -    Commercial Paper

     -    Foreign Bank Obligations
     -    Repurchase Agreements
     -    Asset-Backed and Mortgage-Related Securities


INVESTMENT ADVISER
(the "Adviser"):

          -    SSgA Funds Management, Inc. ("SSgA FM")

DISTRIBUTOR:


          -    ALPS Distributors, Inc. ("ADI")

PRINCIPAL INVESTMENT RISKS -- An investment in the Fund is subject to the following principal risks:


     - INTEREST RATE RISK. When interest rates change, the value of the Fund's holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

     - CREDIT RISK. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.

     - PREPAYMENT RISK. This investment risk is primarily associated with mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

     - MORTGAGE BACKED-SECURITIES RISK. There are a number of important differences among the agencies, instrumentalities, and corporations of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities include:


          - GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") are guaranteed by Ginnie Mae as to the timely payment of principal and interest. This guarantee is backed by the full faith and credit of the United States, and Ginnie Mae may borrow from the U.S. Treasury to make payments under its guarantee;



          - Fannie Mae Mortgage Pass-Through Certificates are guaranteed by Fannie Mae as to the timely payment of interest and principal. This guarantee is supported by the right of Fannie Mae to borrow from the U.S. Treasury under certain circumstances, but is not backed by the full faith and credit of the United States or any of its agencies, instrumentalities, or corporations other than Fannie Mae; and



          - Freddie Mac Mortgage Participation Certificates (also known as "PCs") are guaranteed by Freddie Mac as to the timely payment of all scheduled interest and ultimate collection of all principal payments on the underlying mortgage loans. This guarantee is supported by the right of Freddie Mac to borrow from the U.S. Treasury under certain circumstances, but is not backed by the full faith and credit of the United States or any of its agencies, instrumentalities, or corporations other than Freddie Mac.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT THE RISK FACTORS IDENTIFIED ABOVE, AND OTHER RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE SAI.

SHOULD I INVEST IN THE PRIME MONEY MARKET FUND? The Class I shares of the Fund are primarily intended for municipal investors, including municipalities, counties, and state agencies, as well as institutional investors such as broker/dealers, corporations, investment advisers, credit unions, banks, and other financial institutions.

PERFORMANCE

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year. Returns are based on past results and are not an indication of future performance.


[CHART]

YEAR-BY-YEAR TOTAL RETURN

PLOT POINTS

12/31/1999            5.08
12/31/2000            5.75
12/31/2001            4.09
12/31/2002            1.65
12/31/2003            1.03
12/31/2004


Best quarter (quarter ended December 31, 2000) - 1.63%
Worst quarter (quarter ended December 31, 2003 - 0.23%
Year-To-Date Return (as of June 30, 2005) - ____%



AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED DECEMBER 31, 2004)



                                                        1                 5                 SINCE
                                                       YEAR             YEAR            INCEPTION(1)
Prime Money Market Fund - Class I                       %                %                   %



(1) Class Inception:  December 10, 1998.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Load                                                          None
Maximum Deferred Sales Load                                                 None
Maximum Sales Load Imposed on Reinvested Dividends                          None
Redemption Fee                                                              None
Exchange Fee                                                                None
Maximum Account Fees                                                        ____



ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                    %*
Distribution (12b-1) Fees                                          None
Other Expenses                                                     %**
                                                                   =
Total Annual Fund Operating Expenses                               %***

*SSgA FM has voluntarily agreed to waive a portion of its "Management Fees" so its fees do not exceed an annual rate of _____. After SSgA FM's waiver, the "Management Fees" were ____%.


**The amount for "Other Expenses" includes administration fees payable to ALPS Mutual Funds Services, Inc. ("ALPS"). ALPS has contractually agreed to waive a portion of its administration fees that it is entitled to receive, and/or assume a portion of the Fund's expenses, until at least April 30, 2006. After ALPS waiver and/or abruption of a portion of the Fund's "Other Expenses", the actual "Other Expenses" paid by the Fund were ____%


*** After the "Management Fees" waived by SSgA FM and the waiver and/or absorption of a portion f the Fund's "Other Expenses" by ALPS, the actual "Total Annual Fund Operation Expenses", as percentage of average daily net assets, were ___%.



EXAMPLE -- The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration SSgA FM and ALPS' agreements to waive or absorb fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                           ONE          THREE          FIVE            TEN
                                                          YEAR          YEARS          YEARS          YEARS
PRIME MONEY MARKET FUND -CLASS I                            $             $              $              $



PRINCIPAL INVESTMENT STRATEGIES AND DISCLOSURE OF PORTFOLIO HOLDINGS

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RELATED RISK.
The allocation of the Fund's investments will vary over time based upon SSgA's evaluation of economic and market trends. The Fund invests in short-term money market instruments that must meet quality, maturity, and diversification standards established by its Board of Trustees as well as rules established under the 1940 Act for money market funds. For more detailed information regarding the Fund's investment policies and risk, please consult the Fund's SAI.

WHAT DOES THE FUND INVEST IN? The Fund invests in a variety of money market instruments. They may have a fixed, variable, or floating interest rates. Below is a brief description of the principal types of money market instruments in which the Fund invest.
     - U.S. GOVERNMENT SECURITIES. These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury and are supported by the full faith and credit of the United States. However, other U.S. government securities issued by some agencies and instrumentalities of the U.S. government may only be back by the right of the issuer to borrow from the U.S. Treasury or may be only supported by the credit of the issuer.
     - REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase prices exceed the purchase price, reflecting the Fund's return on the transaction. This return is not correlated with the interest rate of the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions deemed creditworthy by SSgA FM. Repurchase agreements carry the possibility that a party to a transaction involving the Fund will fail to meet its obligation. This could cause the Fund to lose the benefit of the transaction by preventing the Fund from selling or buying other securities to implement its investment strategy.
     - BANK OBLIGATIONS. The Fund can buy time deposits and certificates of deposits, which are required to be denominated in U.S. dollars, even if issued by a foreign bank.

Additionally, the Fund may buy other money market instruments that SSgA deems to have minimal credit risk and satisfy requirements set forth by the Board of Trustees.

PORTFOLIO HOLDINGS. The Fund's policies and procedures, with respect to the disclosure of the Fund's portfolio securities, are available in the Fund's SAI.


WHO MANAGES THE FUND?


SSgA FM, located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Investment Adviser to the Fund. SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. As of June 30, 2005, SSgA FM had over $____ billion in assets under management. SSgA FM, and any other advisory affiliates of State Street comprise State Street Global Advisors ("SSgA"), the investment management arm of State Street. With approximately $____ trillion in assets as of June 30, 2005, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia, and the Middle East.



During the period of the Investment Advisory and Management Agreement, the Fund will be managed by a team of investment professionals. SSgA FM uses a team approach to create an environment that encourages the flow of investment ideas. Additional information concerning the basis for the Trustees approving SSgA FM as the Fund's Investment Adviser can be found in the Trust's annual report for the period ended April 30, 2005.



Pursuant to the Investment Advisory and Management Agreement, the Adviser has agreed to provide a continuous investment program for the Fund, including investment research and management with respect to the assets of the Fund. SSgA FM is entitled to receive management fees of 0.105%. SSgA FM has voluntarily agreed to waive a portion of their advisory fee to 0.07% for the Fund until assets for that Fund reach $1 billion dollars. During the fiscal year ended April 30, 2005, the Fund paid SSgA FM ____% of average net assets of the Fund in advisory fees.



HOW ARE FUND SHARES VALUED? The price at which you buy, sell, or exchange Fund shares is the share price or net asset value ("NAV"). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding. The Fund normally calculates its NAV at 5:00 p.m. Eastern Time on each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The Trustees have established procedures designed to maintain a stable net asset value of $1.00 per share, to the extent reasonably possible. More particularly, the Trustees have approved and adopted procedures under Rule 2a-7. The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period of maturity, regardless of the impact of fluctuating interest rates on the market value of the security.


HOW DO I INVEST IN THE FUND?


HOW ARE INVESTMENTS MADE? As described below, shares of the Fund may be purchased through ADI. Shares of the Fund may be purchased using the Federal Reserve Wire System ("Federal Funds") or by check. Your check must be payable in U.S. dollars to the Fund and be drawn on a bank located within the U.S.


Federal Funds should be wired to:

         State Street Bank & Trust Co.
         ABA# 011000028
         Prime Money Market Fund-Class I
         Credit DDA# 22404081

         (Account Registration)
         (Account Number)

Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in good form. All funds received are invested in full and fractional shares of the Fund. ALPS serves as the Fund's Transfer Agent and ALPS maintains records of each shareholder's holdings of Fund shares. The Fund reserves the right to reject any purchase.

An initial investment in the Fund must be preceded or accompanied by a completed, signed application. Your completed application should be forwarded to:

                                             OVERNIGHT ADDRESS:
         Financial Investors Trust           Financial Investors Trust
         P.O. Box 44035                      1625 Broadway, Suite 2200
         Denver, CO 80201-4035               Denver, CO 80202


Orders for the purchase of shares will be executed at the net asset value per share (the "public offering price") next determined after an order has been received by the Fund in the proper form. If your purchase order is received in proper order by the Fund by 4:30 p.m. Eastern Time, your order will be executed that day. However, the Fund's shares are not priced on weekends or national holidays when the NYSE is closed for trading or Federal Banking holidays which can differ from the NYSE. For a more complete listing please refer to the SAI.



MINIMUM PURCHASE AND ACCOUNT BALANCE REQUIREMENTS -- The minimum initial investment in the Fund is $500,000 however, subsequent investments may be made in any amount. The minimum purchase requirements do not apply to reinvested dividends. If your account balance falls below $125,000 due to redemptions or exchanges, your account may be closed. In the event that your account is closed, the Fund will wire the proceeds to the bank account of record, or issue a check to the shareholder of record. The Fund will notify you when your account balance has fallen below $125,000 and you will be given 30 days to increase your investment above that amount.



HOW TO REDEEM FUND SHARES: You may redeem all or any part of the value of your account(s) on any Business Day. You may redeem by mail, telephone, or facsimile if you have established those options with the Fund. Redemption orders are processed at the net asset value per share next determined after the Fund receives your order. If the Fund receives your redemption order before 4:30 p.m. Eastern Time on a Business Day, the Fund will generally send payment for your redeemed shares as of that Business Day. Otherwise, the Fund will generally send payment for your redeemed shares on the next Business Day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.


REGULAR REDEMPTIONS: You may redeem shares by sending a written request to Financial Investors Trust, P.O. Box 44035, Denver, CO 80201-4035 or overnight to 1625 Broadway, Suite 2200, Denver, CO 80202. You must sign a redemption request. Your written redemption request must:


     (i)  state the number of shares to be redeemed; and
     (ii) identify your shareholder account number.



EACH SIGNATURE MUST BE GUARANTEED BY EITHER A BANK THAT IS A MEMBER OF THE FDIC, A TRUST COMPANY, OR A MEMBER FIRM OF A NATIONAL SECURITIES EXCHANGE OR OTHER ELIGIBLE GUARANTOR INSTITUTION. THE FUND WILL NOT ACCEPT GUARANTEES FROM NOTARIES PUBLIC. Guarantees must be an ink stamp or medallion that states "Signature(s) Guaranteed" and must be signed by an authorized person at the guarantor institution with that person's title and the date. A redemption request will not be deemed to be properly received until the Fund receives all required documents in proper form.

When the Fund wires your redemption proceeds, the wire must be paid to the same bank and account as designated on the Fund's Account Application or in your written instructions to the Fund. If your bank is not a member of the Federal Reserve System, your redemption proceeds will be wired to a correspondent bank. Immediate notification by the correspondent bank to your bank will be necessary to avoid a delay in crediting the funds to your bank account.

BY TELEPHONE AND FACSIMILE: You may redeem shares by telephone or facsimile. Shareholders must check the appropriate box on the Account Application to activate facsimile and/or telephone redemption privileges. Shares may be redeemed by telephoning the Fund at 800.298.3442 (or sending a facsimile transmission to the Fund at 303.825.2575 and giving the account name, account number, Personal Identification Number (PIN#), name of Fund and amount of redemption). Proceeds from redemptions will be wired directly to your account at a commercial bank within the United States.


In order to arrange for facsimile and/or telephone redemptions after you have opened your account, or to change the bank account or address designated to receive redemption proceeds, send a written request to the Fund at the address listed under "REGULAR REDEMPTIONS." The request must be signed by you with the signatures guaranteed as described above. The Fund may modify or terminate procedures for redeeming shares by telephone but will not materially change or terminate it without giving shareholders 60 days' written notice.



During periods of substantial economic or market change, telephone, or facsimile redemptions may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may redeem your shares by mail as described above under "REGULAR REDEMPTIONS."



By electing the facsimile and/or telephone redemption option, you may be giving up a measure of security, which you might have had if you were to redeem in writing. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification prior to acting on instructions received by telephone or facsimile. To the extent the Fund does not employ reasonable procedures, it and/or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor ALPS will be liable for following instructions communicated by telephone or facsimile that are reasonably believed to be genuine. Accordingly, you, as a result of this policy, may bear the risk of fraudulent telephone or facsimile redemption transactions.



EXCHANGE OF FUND SHARES You may sell your Fund shares and buy shares of the American Freedom U.S. Government Money Market Fund, U.S. Government Money Market Fund, or U.S. Treasury Money Market Fund, which are other funds also offered by the Trust, in exchange by written request. There are no fees or commissions for exchanging Fund shares. However, you must satisfy the minimum balance requirements of each fund in which you are considering investing. If you have established the privilege on your Account Application, you may also initiate exchanges by telephone or facsimile. Exchange requests should be directed to the Fund at 800.298.3442.



Exchange transactions must be for amounts of $1,000 or more. Exchanges may have tax consequences, so you should consult your tax adviser for further information. The fund into which you want to exchange must be registered for sale in your state. Prior to requesting an exchange of Fund shares you should call the Fund at 800.298.3442 to request a current prospectus for the fund into which you want to exchange and you should read the prospectus carefully before investing.


During periods of significant economic or market change, telephone or facsimile exchanges may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may also mail the exchange request to the Fund at the address listed under "REGULAR REDEMPTIONS." Neither the Fund nor ALPS will be responsible for the authenticity of exchange instructions received by telephone or facsimile except as set forth under "HOW TO REDEEM FUND SHARES - BY TELEPHONE AND FACSIMILE."



FREQUENT TRADING POLICIES. The Funds are intended for investors who seek liquidity from their investments and the flexibility to exchange shares on a regular basis. As such, the Fund's Board of Trustees has not adopted any policy or procedures to deter frequent exchanges and/or purchase and redemption activity.

Frequent purchase, sale or exchange transactions may (i) be disruptive to the management of the Fund, and as result may impair the investment adviser's short term and long term ability to achieve optimum yields and (ii) increase the Funds' transaction and/or administrative costs.


WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT? While municipal investors are generally exempt from Federal income taxes, each investor should independently ascertain its tax status. With respect to investors who are not exempt from Federal income taxes, dividends derived from net investment income and short term capital gains are taxable as ordinary income distributions and are taxable when paid, whether investors receive distributions in cash or reinvest them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send to non-exempt investors an IRS Form 1099-DIV showing their taxable distributions for the past calendar year.

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). This qualification will relieve the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code and it meets other requirements for qualification as set forth in the Code.


The information above is only a summary of some of the Federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to Federal taxes, investors may be subject to state or local taxes on their investment. Investors should consult their tax advisor to determine whether the Fund is suitable to their particular tax situation.


When investors sign their account application, they will be asked to certify that their social security or taxpayer identification number is correct, that they are not subject to backup withholding for failing to report income to the IRS, and that they are a U.S. person. If investors violate IRS regulations, the IRS can require the Fund to withhold a portion of taxable distributions and redemptions.

The Fund declares dividends from net investment income daily and pays such dividends monthly. The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders each calendar year as well as on a fiscal year basis.

Since all of the Fund's net investment income is expected to be derived from earned interest, it is anticipated that all dividends paid by the Fund will be taxable as ordinary income to those shareholders who are not exempt from Federal income taxes, and that no part of any distribution will be eligible for the dividends received deduction for corporations.


OTHER COMPENSATION TO SERVICE ORGANIZATIONS.

     ADI or an affiliate may compensate, in its sole discretion and using its own assets, service organizations that distribute and/or service investors in the Fund pursuant to agreements. A number of factors may be considered in determining whether to pay these additional amounts. In certain situations, such factors may include, but are not limited to, the level or type of services provided by the service organization, the level or expected level of assets or sales of shares, access to the service organization's personnel, and other factors. The amount of these payments may be different for different service organizations.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and service organizations may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families. These payment arrangements do not affect the price that an investor would pay for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

PRIVACY POLICY

The Fund collects nonpublic personal information about its customers(1) from the following sources:

     - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;
     - Account History, including information about the transactions and balances in a customer's account; and
     - Correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

The Fund will not release information about its customers or their accounts unless one of the following conditions is met:

     -    Prior written consent is received.
     - The Fund believes the recipient to be the fund customer or the customer's authorized representative.
     -    The Fund is required by law to release information to the recipient.

The Fund does not give or sell information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.


The Fund restricts access to nonpublic personal information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund shares personal information with service providers, it protects that personal information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers' nonpublic personal consumer information.


The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table below represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling the Fund at 800.298.3442.



Selected data for a share of beneficial interest outstanding throughout the periods indicated:



                                                                 FOR THE YEAR ENDED APRIL 30,
                                                   2005        2004          2003          2002          2001
NET ASSET VALUE, BEGINNING OF PERIOD            $    1.00   $    1.00     $    1.00     $    1.00     $    1.00

Income from Investment Operations
Net Investment Income                                            0.01          0.01          0.03          0.06
Net Realized Gain                                                0.00*            -             -             -
Total from Investment Operations                                 0.01          0.01          0.03          0.06

DISTRIBUTIONS
From net investment income                                      (0.01)        (0.01)        (0.03)        (0.06)
From net realized gain                                           0.00*            -             -             -
Total distributions                                             (0.01)        (0.01)        (0.03)        (0.06)
Net asset value, end of period                  $    1.00   $    1.00     $    1.00     $    1.00     $    1.00
TOTAL RETURN+                                                    0.95%         1.42%         2.88%         6.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                 $           $ 117,879     $  98,079     $ 138,272     $ 120,383

Ratio of Expenses to Average Net Assets                          0.20%         0.20%         0.20%         0.20%
Ratio of Net Investment Income to
  Average Net Assets                                             0.95%         1.46%         2.74%         6.06%
Ratio of Expenses to Average Net Assets
  without Fee Waivers                                            0.35%         0.26%         0.28%         0.33%
Ratio of Net Investment Income to
  Average Net Assets without Fee Waivers                         0.79%         1.41%         2.66%         5.93%


*Less than $.005 per share

+Total Return would have been lower had various fees not been waived during the period.

ADDITIONAL INFORMATION ABOUT: PRIME MONEY MARKET FUND- CLASS I

WHERE TO FIND MORE INFORMATION
The following Fund information is available to you upon request without charge:

ANNUAL AND SEMI-ANNUAL REPORT
The Annual and Semi-Annual Reports provide additional information about the Fund's investment performance and portfolio holdings. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI includes additional information about the Fund's investment policies, organization, and management. It is legally part of this Prospectus and is incorporated by reference.

Individuals can make inquiries and request free copies of the Fund's Annual Report, Semi-Annual Report, SAI, and other information about the Fund by:

                  Writing:     Financial Investors Trust
                               1625 Broadway, Suite 2200
                               Denver, CO 80202
                  Calling:     1-800-862-3442, and
                  Visiting:    www.fitfunds.com.

Reports and other information (including the SAI) about the Fund can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. In addition, reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.



PRIME MONEY MARKET FUND- CLASS I



     -    Is NOT insured by the FDIC, a bank or any agency of the U.S.
          government.
     -    Is NOT bank deposits or other obligations of or guaranteed by a bank.
     - Involves investment risks, including the possible loss of the principal amount invested.



[ALPS DISTRIBUTORS, INC. LOGO]


Investment Company Act File No. 811-08194

[FINANCIAL INVESTORS TRUST LOGO]

PRIME MONEY MARKET FUND
CLASS II


PROSPECTUS
__________, 2005



The Securities and Exchange Commission ("SEC" or "Commission") has not approved or disapproved this Fund's shares or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                                         PAGE
Investment Objective and Principal Risks

Performance

Fees and Expenses of the Fund

Who Manages the Fund?

How Do I Invest in the Fund?

Distribution Plan

Privacy Policy

Financial Highlights

Additional Information About the Fund                                              Back Cover



No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information ("SAI") that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by Financial Investors Trust ("Trust") or its Distributor in any jurisdiction where such an offering would not be lawful.

INVESTMENT OBJECTIVE AND PRINCIPAL RISKS


INVESTMENT OBJECTIVE -- The investment objective of the Prime Money Market Fund Class II (the "Fund") is to seek as high a level of current income as is consistent with preservation of capital and liquidity.



PRINCIPAL INVESTMENT STRATEGIES -- In seeking to achieve its investment objective, the Fund's investments include, but are not limited to, the following U.S. dollar denominated, short-term money market instruments: (1) U.S. Government Obligations, including stripped U.S. Government Obligations; (2) debt obligations of corporations, banks, savings and loan institutions, insurance companies and mortgage bankers; (3) commercial paper, including those with floating or variable rates of interest; (4) foreign bank obligations; (5) repurchase agreements; and (6) asset-backed and mortgage-related securities. In any event, however, the Fund will only invest in those securities that the Adviser, under the direction of the Board of Trustees of Financial Investors Trust (the "Board"), determines present minimal credit risk and that the Adviser determines are "eligible securities." Eligible securities are those securities that are rated in one of the two highest categories by a National Recognized Statistical Rating Organization ("NRSRO") or, if the security is unrated, the Adviser has determined that the security is comparable to similarly rated securities. Only these types of securities are considered "prime" by the Adviser. The Fund's average weighted maturity will not exceed 90 days, and its yield will fluctuate with changes in short-term interest rates. Also, the securities held by the Fund will, at the time of purchase, have remaining maturities of 397 days or less.



Obligations of certain agencies, instrumentalities, and corporations of the U.S. Government, such as those of the Government National Mortgage Association ("Ginnie Mae"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), and the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances; and still others are supported only by the credit of the agency, instrumentality, or corporation.


The Fund has obtained a money market fund rating of AAAm from Standard & Poor's(R) (S&P). The AAAm rating indicates that the Fund's safety is good and it has a sound capacity to maintain principal value and limit exposure to loss. To obtain such rating the Fund may be required to adopt additional investment restrictions, including stricter limitations on credit quality and maturities than are followed by other money market funds. These additional restrictions could affect the Fund's performance. To maintain its rating, the Fund follows the most current criteria of S&P. If S&P changes or adds other requirements or criteria, the Fund may be required to adopt additional strategies or policies to maintain this rating.

[SIDENOTE]


FUND FACTS

This Prospectus contains information about the Fund's Class II shares. The Fund also offers Class I shares through a separate prospectus. To obtain additional information about Class I shares, contact ALPS Distributors, Inc. at 1-800-298-3442.


GOAL: To provide investors with a high level of current income while seeking to preserve principal.

PRINCIPAL INVESTMENTS:


     -    U.S. Government Obligations

     -    Corporate Debt Obligations

     -    Commercial Paper
     -    Foreign Bank Obligations
     -    Repurchase Agreements
     -    Asset-Backed and Mortgage-Related Securities


INVESTMENT ADVISER (the "Adviser"):

     -    SSgA Funds Management, Inc. ("SSgA FM")

DISTRIBUTOR:


     -    ALPS Distributors, Inc. ("ADI")

PRINCIPAL INVESTMENT RISKS -- An investment in the Fund is subject to the following principal risks:

     - INTEREST RATE RISK. When interest rates change, the value of the Fund's holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

     - CREDIT RISK. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.

     - PREPAYMENT RISK. This investment risk is primarily associated with mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

     - MORTGAGE BACKED-SECURITIES RISK. There are a number of important differences among the agencies, instrumentalities, and corporations of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities include:


          - GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") are guaranteed by Ginnie Mae as to the timely payment of principal and interest. This guarantee is backed by the full faith and credit of the United States, and Ginnie Mae may borrow from the U.S. Treasury to make payments under its guarantee;



          - Fannie Mae Mortgage Pass-Through Certificates are guaranteed by Fannie Mae as to the timely payment of interest and principal. This guarantee is supported by the right of Fannie Mae to borrow from the U.S. Treasury under certain circumstances, but is not backed by the full faith and credit of the United States or any of its agencies, instrumentalities, or corporations other than Fannie Mae; and



          - Freddie Mac Mortgage Participation Certificates (also known as "PCs") are guaranteed by Freddie Mac as to the timely payment of all scheduled interest and ultimate collection of all principal payments on the underlying mortgage loans. This guarantee is supported by the right of Freddie Mac to borrow from the U.S. Treasury under certain circumstances, but is not backed by the full faith and credit of the United States or any of its agencies, instrumentalities, or corporations other than Freddie Mac.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT THE RISK FACTORS IDENTIFIED ABOVE, AND OTHER RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE SAI.


SHOULD I INVEST IN THE PRIME MONEY MARKET FUND? The Fund is intended for institutional investors such as broker/dealers, corporations, investment advisers, credit unions, banks, and other financial institutions and certain individuals that can meet the minimum investment threshold of the Fund.

PERFORMANCE



The following bar chart and performance table provide some indication of the risk of investing in the Fund by showing the changes in the Fund's performance from year to year. Returns are based on past results and are not an indication of future performance.


[CHART]


YEAR-BY-YEAR TOTAL RETURN


PLOT POINTS

12/31/1999            4.82
12/31/2000            6.07
12/31/2001            3.83
12/31/2002            1.28
12/31/2003            0.63
12/31/2004


Best quarter (quarter ended December 31, 2000) - 1.56%
Worst quarter (quarter ended December 31, 2003) - 0.13%
Year-To-Date Return (as of June 30, 2005) - ____%



AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED DECEMBER 31, 2004)



                                                           1                 5                 SINCE
                                                          YEAR             YEAR            INCEPTION(1)
Prime Money Market Fund - Class II                         %                 %                   %



(1) Class inception:  December 23, 1998.


FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you pay if you buy and hold Class II shares of the Fund.



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Load                                                          None
Maximum Deferred Sales Load                                                 None
Maximum Sales Load Imposed on Reinvested Dividends                          None
Redemption Fee                                                              None
Exchange Fee                                                                None
Maximum Account Fees                                                        ____



ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                           %*
Distribution (12b-1) Fees                                 %
Other Expenses                                            %**
                                                          =
Total Annual Fund Operating Expenses                      %***

*SSgA FM has voluntarily agreed to waive a portion of its "Management Fees" so its fees do not exceed an annual rate of _____. After SSgA FM's waiver, the "Management Fees" were ____%.


**The amount for "Other Expenses" includes administration fees payable to ALPS Mutual Funds Services, Inc. ("ALPS"). ALPS has contractually agreed to waive a portion of its administration fees that it is entitled to receive, and/or assume a portion of the Fund's expenses until at least April 30, 2006. After ALPS waiver and/or absorption of a portion of the Fund's "Other Expenses", the actual "Other Expenses" paid by the Fund were ____%.


*** After the "Management Fees" waiver by SSgA FM and the waiver and/or absorption of a portion of the Fund's "Other Expenses" by ALPS, the actual "Total Annual Fund Operating Expenses", as a percentage of average daily net assets, were ___%.



EXAMPLE -- The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration SSgA FM and ALPS' agreements to waive or absorb fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                         ONE            THREE            FIVE              TEN
                                                        YEAR            YEARS            YEARS            YEARS
         PRIME MONEY MARKET FUND - CLASS II               $               $                $                $



PRINCIPAL INVESTMENT STRATEGIES AND DISCLOSURE OF PORTFOLIO HOLDINGS

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RELATED RISK.
The allocation of the Fund's investments will vary over time based upon SSgA's evaluation of economic and market trends. The Fund invests in short-term money market instruments that must meet quality, maturity, and diversification standards established by its Board of Trustees as well as rules established under the 1940 Act for money market funds. For more detailed information regarding the Fund's investment policies and risk, please consult the Fund's SAI.

WHAT DOES THE FUND INVEST IN? The Fund invests in a variety of money market instruments. They may have a fixed, variable, or floating interest rates. Below is a brief description of the principal types of money market instruments in which the Fund invest.
     - U.S. GOVERNMENT SECURITIES. These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury and are supported by the full faith and credit of the United States. However, other U.S. government securities issued by some agencies and instrumentalities of the U.S. government may only be back by the right of the issuer to borrow from the U.S. Treasury or may be only supported by the credit of the issuer.
     - REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase prices exceed the purchase price, reflecting the Fund's return on the transaction. This return is not correlated with the interest rate of the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions deemed creditworthy by SSgA FM. Repurchase agreements carry the possibility that a party to a transaction involving the Fund will fail to meet its obligation. This could cause the Fund to lose the benefit of the transaction by preventing the Fund from selling or buying other securities to implement its investment strategy.
     - BANK OBLIGATIONS. The Fund can buy time deposits and certificates of deposits, which are required to be denominated in U.S. dollars, even if issued by a foreign bank.

Additionally, the Fund may buy other money market instruments that SSgA deems to have minimal credit risk and satisfy requirements set forth by the Board of Trustees.

PORTFOLIO HOLDINGS. The Fund's policies and procedures, with respect to the disclosure of the Fund's portfolio securities, are available in the Fund's SAI.


WHO MANAGES THE FUND?


SSgA FM, located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Investment Adviser to the Fund. SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. As of June 30, 2005, SSgA FM had over $____ billion in assets under management. SSgA FM, and any other advisory affiliates of State Street comprise State Street Global Advisors ("SSgA"), the investment management arm of State Street. With approximately $___ trillion in assets as of June 30, 2005, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia, and the Middle East.



During the period of the Investment Advisory and Management Agreement, the Fund will be managed by a team of investment professionals. SSgA FM uses a team approach to create an environment that encourages the flow of investment ideas. Additional information concerning the basis for the Trustees approving SSgA FM as the Fund's Investment Adviser, can be found in the Trust's annual report for the period ended April 30, 2005.



Pursuant to the Investment Advisory and Management Agreement, the Adviser has agreed to provide a continuous investment program for the Fund, including investment research and management with respect to the assets of the Fund. SSgA FM is entitled to receive management fees of 0.105%. SSgA FM has voluntarily agreed to waive a portion of their advisory fee to 0.07% for the Fund until assets for that Fund reach $1 billion dollars. During the fiscal year ended April 30, 2005, the Fund paid SSgA FM ____% of average net assets of the Fund in advisory fees.



HOW ARE FUND SHARES VALUED? The price at which you buy, sell, or exchange Fund shares is the share price or net asset value ("NAV"). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding. The Fund normally calculates its NAV at 5:00 p.m. Eastern Time on each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The Trustees have established procedures designed to maintain a stable net asset value of $1.00 per share, to the extent reasonably possible. More particularly, the Trustees have approved and adopted procedures under Rule 2a-7. The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period of maturity, regardless of the impact of fluctuating interest rates on the market value of the security.


HOW DO I INVEST IN THE FUND?


HOW ARE INVESTMENTS MADE? As described below, shares of the Fund may be purchased through ADI. Shares of the Fund may be purchased using the Federal Reserve Wire System ("Federal Funds") or by check. Your check must be payable in U.S. dollars to the Fund and be drawn on a bank located within the U.S.


Federal Funds should be wired to:

         State Street Bank & Trust Co.

         ABA# 011000028
         Prime Money Market Fund-Class II
         Credit DDA# 22404081
         (Account Registration)
         (Account Number)

Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in good form. All funds received are invested in full and fractional shares of the Fund. ALPS serves as the Fund's Transfer Agent and ALPS maintains records of each shareholder's holdings of Fund shares. The Fund reserves the right to reject any purchase.

An initial investment in the Fund must be preceded or accompanied by a completed, signed application. Your completed application should be forwarded to:

                                         OVERNIGHT ADDRESS:
         Financial Investors Trust       Financial Investors Trust
         P.O. Box 44035                  1625 Broadway, Suite 2200
         Denver, CO 80201-4035           Denver, CO 80202


Orders for the purchase of shares will be executed at the net asset value per share (the "public offering price") next determined after an order has been received by the Fund in the proper form. If your purchase order is received in proper order by the Fund by 4:30 p.m. Eastern Time, your order will be executed that day. However, the Fund's shares are not priced on weekends or national holidays when the NYSE is closed for trading or Federal Banking holidays which can differ from the NYSE. For a more complete listing please refer to the SAI.



MINIMUM PURCHASE AND ACCOUNT BALANCE REQUIREMENTS -- The minimum initial investment in the Fund is $25,000 however, subsequent investments may be made in any amount. The minimum purchase requirements do not apply to reinvested dividends. If your account balance falls below $5,000 due to redemptions or exchanges, your account may be closed. In the event that your account is closed, the Fund will wire the proceeds to the bank account of record, or issue a check to the shareholder of record. The Fund will notify you when your account balance has fallen below $5,000 and you will be given 30 days to increase your investment above that amount.



HOW TO REDEEM FUND SHARES: You may redeem all or any part of the value of your account(s) on any Business Day. You may redeem by mail, telephone, or facsimile if you have established those options with the Fund. Redemption orders are processed at the net asset value per share next determined after the Fund receives your order. If the Fund receives your redemption order before 4:30 p.m. Eastern Time on a Business Day, the Fund will generally send payment for your redeemed shares as of that Business Day. Otherwise, the Fund will generally send payment for your redeemed shares on the next Business Day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.


REGULAR REDEMPTIONS: You may redeem shares by sending a written request to Financial Investors Trust, P.O. Box 44035, Denver, Colorado 80201-4035 or overnight to 1625 Broadway, Suite 2200, Denver, CO 80202. You must sign a redemption request. Your written redemption request must:


     (i)  state the number of shares to be redeemed; and
     (ii) identify your shareholder account number.

EACH SIGNATURE MUST BE GUARANTEED BY EITHER A BANK THAT IS A MEMBER OF THE FDIC, A TRUST COMPANY, OR A MEMBER FIRM OF A NATIONAL SECURITIES EXCHANGE OR OTHER ELIGIBLE GUARANTOR INSTITUTION. THE FUND WILL NOT ACCEPT GUARANTEES FROM NOTARIES PUBLIC. Guarantees must be an ink stamp or medallion that states "Signature(s) Guaranteed" and must be signed by an authorized person at the guarantor institution with that person's title and the date. A redemption request will not be deemed to be properly received until the Fund receives all required documents in proper form.


When the Fund wires your redemption proceeds, the wire must be paid to the same bank and account as designated on the Fund's Account Application or in your written instructions to the Fund. If your bank is not a member of the Federal Reserve System, your redemption proceeds will be wired to a correspondent bank. Immediate notification by the correspondent bank to your bank will be necessary to avoid a delay in crediting the funds to your bank account.

BY TELEPHONE AND FACSIMILE: You may redeem shares by telephone or facsimile. Shareholders must check the appropriate box on the Account Application to activate facsimile and/or telephone redemption privileges. Shares may be redeemed by telephoning the Fund at 800.298.3442 (or sending a facsimile transmission to the Fund at 303.825.2575 and giving the account name, account number, personal identification number (PIN#), name of Fund and amount of redemption). Proceeds from redemptions will be wired directly to your account at a commercial bank within the United States.


In order to arrange for facsimile and/or telephone redemptions after you have opened your account, or to change the bank account or address designated to receive redemption proceeds, send a written request to the Fund at the address listed under "REGULAR REDEMPTIONS." The request must be signed by you with the signatures guaranteed as described above. The Fund may modify or terminate procedures for redeeming shares by telephone but will not materially change or terminate it without giving shareholders 60 days' written notice.



During periods of substantial economic or market change, telephone, or facsimile redemptions may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may redeem your shares by mail as described above under "REGULAR REDEMPTIONS."



By electing the facsimile and/or telephone redemption option, you may be giving up a measure of security, which you might have had if you were to redeem in writing. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification prior to acting on instructions received by telephone or facsimile. To the extent the Fund does not employ reasonable procedures, it and/or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor ALPS will be liable for following instructions communicated by telephone or facsimile that are reasonably believed to be genuine. Accordingly, you, as a result of this policy, may bear the risk of fraudulent telephone or facsimile redemption transactions.



EXCHANGE OF FUND SHARES You may sell your Fund shares and buy shares of the American Freedom U.S. Government Money Market Fund, U.S. Government Money Market Fund, or U.S. Treasury Money Market Fund, which are other funds also offered by the Trust , in exchange by written request. There are no fees or commissions for exchanging Fund shares. However, you must satisfy the minimum balance requirements of each fund in which you are considering investing. If you have established the privilege on your Account Application, you may also initiate exchanges by telephone or facsimile. Exchange requests should be directed to the Fund at 800.298.3442.



Exchange transactions must be for amounts of $1,000 or more. Exchanges may have tax consequences, so you should consult your tax adviser for further information. The fund into which you want to exchange must be registered for sale in your state. Prior to requesting an exchange of Fund shares you should call the Fund at

800.298.3442 to request a current prospectus for the fund into which you want to exchange and you should read the prospectus carefully before investing.



During periods of significant economic or market change, telephone or facsimile exchanges may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may also mail the exchange request to the Fund at the address listed under "REGULAR REDEMPTIONS." Neither the Fund nor ALPS will be responsible for the authenticity of exchange instructions received by telephone or facsimile except as set forth under "HOW TO REDEEM FUND SHARES - BY TELEPHONE AND FACSIMILE."



FREQUENT TRADING POLICIES. The Funds are intended for investors who seek liquidity from their investments and the flexibility to exchange shares on a regular basis. As such, the Fund's Board of Trustees has not adopted any policy or procedures to deter frequent exchanges and/or purchase and redemption activity.

Frequent purchase, sale or exchange transactions may (i) be disruptive to the management of the Fund, and as result may impair the investment adviser's short term and long term ability to achieve optimum yields and (ii) increase the Funds' transaction and/or administrative costs.


WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT? While municipal investors are generally exempt from Federal income taxes, each investor should independently ascertain its tax status. With respect to investors who are not exempt from Federal income taxes, dividends derived from net investment income and short term capital gains are taxable as ordinary income distributions and are taxable when paid, whether investors receive distributions in cash or reinvest them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send to non-exempt investors an IRS Form 1099-DIV showing their taxable distributions for the past calendar year.

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). This qualification will relieve the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code and it meets other requirements for qualification as set forth in the Code.


The information above is only a summary of some of the Federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to Federal taxes, investors may be subject to state or local taxes on their investment. Investors should consult their tax advisor to determine whether the Fund is suitable to their particular tax situation.


When investors sign their account application, they will be asked to certify that their social security or taxpayer identification number is correct, that they are not subject to backup withholding for failing to report income to the IRS, and that they are a U.S. person. If investors violate IRS regulations, the IRS can require the Fund to withhold a portion of taxable distributions and redemptions.

The Fund declares dividends from net investment income daily and pays such dividends monthly. The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders each calendar year as well as on a fiscal year basis.

Since all of the Fund's net investment income is expected to be derived from earned interest, it is anticipated that all dividends paid by the Fund will be taxable as ordinary income to those shareholders who are not exempt from Federal income taxes, and that no part of any distribution will be eligible for the dividends received deduction for corporations.

DISTRIBUTION PLAN

The Trustees have adopted a Distribution Plan on behalf of Class II shareholders of the Fund pursuant to Rule 12b-1 (the "Rule") under the 1940 Act. The Distribution Plan provides for payment of a fee to ADI at the annual rate of up to 0.40% of the average net assets of Class II shares for distribution-related services. Because these fees are paid out of the Fund's assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The aforementioned services include, but are not limited to the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses of the Fund and reports to recipients other than existing shareholders of the Fund; obtaining such information, analysis and reports with respect to marketing and promotional activities as ADI may, from time to time, deem advisable; making payments to securities dealers and others engaged in the sales of Class II shares of the Fund; and providing training, marketing, and support to such dealers and others with respect to the sale of Class II Shares of the Fund. The Distribution Fee is an expense of Class II share in addition to the management fee and administration fee, and will reduce the net income and total return of Class II shares.



OTHER COMPENSATION TO SERVICE ORGANIZATIONS.

     ADI or an affiliate may compensate, in its sole discretion and using its own assets, service organizations that distribute and/or service investors in the Fund pursuant to agreements. A number of factors may be considered in determining whether to pay these additional amounts. In certain situations, such factors may include, but are not limited to, the level or type of services provided by the service organization, the level or expected level of assets or sales of shares, access to the service organization's personnel, and other factors. The amount of these payments may be different for different service organizations.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and service organizations may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families. These payment arrangements do not affect the price that an investor would pay for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

PRIVACY POLICY

The Fund collects nonpublic personal information about its customers(1) from the following sources:

     - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;
     - Account History, including information about the transactions and balances in a customer's account; and
     - Correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

The Fund will not release information about its customers or their accounts unless one of the following conditions is met:

     -    Prior written consent is received.
     - The Fund believes the recipient to be the fund customer or the customer's authorized representative.
     -    The Fund is required by law to release information to the recipient.

The Fund does not give or sell information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.


The Fund restricts access to nonpublic personal information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund shares personal information with service providers, it protects that personal information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers' nonpublic personal and consumer information..


The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table below represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling the Fund at 800.298.3442.



Selected data for a share of beneficial interest outstanding throughout the periods indicated:



                                                                 FOR THE YEAR ENDED APRIL 30,
                                                   2005        2004          2003          2002          2001
NET ASSET VALUE, BEGINNING OF PERIOD            $    1.00   $    1.00     $    1.00     $    1.00     $    1.00

Income from Investment Operations
Net Investment Income                                            0.01          0.01          0.03          0.06
Net Realized Gain                                                0.00*            -             -             -
Total from Investment Operations                                 0.01          0.01          0.03          0.06

Distributions
From Net Investment Income                                      (0.01)        (0.01)        (0.03)        (0.06)
From Net Realized Gain                                           0.00*            -             -             -
Total Distributions                                             (0.01)        (0.01)        (0.03)        (0.06)
NET ASSET VALUE, END OF PERIOD                  $    1.00   $    1.00     $    1.00     $    1.00     $    1.00

TOTAL RETURN+                                                    0.55%         1.02%         2.62%         5.97%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $           $  44,776     $  51,750     $   2,591     $      39

Ratio of Expenses to Average Net Assets                          0.60%         0.60%         0.51%         0.45%
Ratio of Net Investment Income to
  Average Net Assets                                             0.55%         0.96%         2.17%         5.88%
Ratio of Expenses to Average Net Assets
  without Fee Waivers                                            0.75%         0.66%         0.60%         0.58%
Ratio of Net Investment Income to
  Average Net Assets without Fee Waivers                         0.39%         0.91%         2.08%         5.75%


*Less than $.005 per share

+Total Return would have been lower had various fees not been waived during the period.

ADDITIONAL INFORMATION ABOUT: PRIME MONEY MARKET FUND- CLASS II

WHERE TO FIND MORE INFORMATION
The following Fund information is available to you upon request and without charge:

ANNUAL AND SEMI-ANNUAL REPORT
The Annual and Semi-Annual Reports provide additional information about the Fund's investment performance and portfolio holdings. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI includes additional information about the Fund's investment policies, organization, and management. It is legally part of this Prospectus and is incorporated by reference.

Individuals can make inquiries and request free copies of the Fund's Annual Report, Semi-Annual Report, SAI, and other information about the Fund by:

                  Writing:     Financial Investors Trust
                               1625 Broadway, Suite 2200
                               Denver, CO 80202
                  Calling:     1-800-862-3442, and
                  Visiting:    www.fitfunds.com.

Reports and other information (including the SAI) about the Fund can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. In addition, reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.



PRIME MONEY MARKET FUND- CLASS II



     -    Is NOT insured by the FDIC, a bank or any agency of the U.S.
          government.
     -    Is NOT bank deposits or other obligations of or guaranteed by a bank.
     - Involves investment risks, including the possible loss of the principal amount invested.



[ALPS DISTRIBUTIONS, INC. LOGO]

Investment Company Act File No. 811-08194

                            FINANCIAL INVESTORS TRUST

                         U.S. TREASURY MONEY MARKET FUND
              U.S. GOVERNMENT MONEY MARKET FUND (CLASSES I AND II)
                   PRIME MONEY MARKET FUND (CLASSES I AND II)
      AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND (CLASSES I AND II)

                                 P.O. Box 44035
                           Denver, Colorado 80201-4035


                                ___________, 2005

For general information regarding US. Treasury Money Market Fund; U.S. Government Money Market Fund and Prime Money Fund please call 800.298.3442.

For general Information regarding American Freedom U.S. Government Money Market Fund please call 800.862.3040.


                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information ("SAI") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Prospectus for shares of the U.S. Treasury Money Market Fund (the "U.S. Treasury Fund"), the U.S. Government Money Market Fund, Classes I and II (the "U.S. Government Funds"), the Prime Money Market Fund, Classes I and II (the "Prime Funds"), or the American Freedom U.S. Government Money Market Fund, Classes I and II (the "American Freedom U.S. Government Funds"), collectively (the "Funds"), dated __________, 2005 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Funds at the address and information number printed above. The Funds' most recent Annual Report is incorporated herein by reference, and can be obtained, free of charge, by calling the toll-free number printed above.

                                TABLE OF CONTENTS


                                                                            PAGE
 Investment Policies and Risks

 Investment Restrictions

 Disclosure of Portfolio Holdings

 Management

 Code of Ethics

 Proxy Voting Policies and Procedures

 Principal Shareholders

 Investment Advisory and other Service Agreements

 Calculation of Yields and Performance Information

 Determination of Net Asset Value

 Portfolio Transactions

 Exchange Privilege

 Redemptions

 Federal Income Taxes

 Shares of Beneficial Interest

 Distribution Plan

 Other Information

 Capitalization

 Custodian and Sub-Custodian

 Independent Registered Public Accounting Firm

 Financial Statements

Appendix A                                                                   A-1

                          INVESTMENT POLICIES AND RISKS


     Financial Investors Trust (the "Trust") is an open-end, diversified management investment company with multiple investment portfolios. The Trust is a Delaware Statutory Trust established under a Declaration of Trust dated November 30, 1993. All of its investment series (each a "Fund" and collectively the "Funds") are discussed in this SAI.


     THE U.S. TREASURY FUND seeks to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury and repurchase agreements fully collateralized by direct U.S. Treasury obligations. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

     THE U.S. GOVERNMENT FUND seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements fully collateralized by such obligations. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

     THE PRIME FUND seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing in a defined group of short-term, U.S. dollar denominated money market instruments. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

     THE AMERICAN FREEDOM U.S. GOVERNMENT FUND seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements fully collateralized by such obligations. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.


     Shares of the Funds are offered for sale by ALPS Distributors, Inc. ("ADI" or the "Distributor"), the sponsor and Distributor, as an investment vehicle for institutional and high net worth investors.


     The Prospectuses discuss the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.


     Each of the Funds may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7) and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by the Adviser. A description of the ratings of some NRSROs appears in Appendix A.

     Under Rule 2a-7, a Fund may not invest more than five percent (5%) of its total assets in the securities of any one issuer other than U.S. Government Securities, provided that in certain cases a Fund may invest more than five percent (5%) of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

     Pursuant to Rule 2a-7, each Fund will invest at least ninety-five percent (95%) of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities that are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent (1%) of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent (5%) of its total assets in second-tier securities.

     After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, if the security is downgraded to a level below that permitted for money market funds under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's adviser must report such event to the Board of Trustees as soon as possible to permit the Board to reassess the security promptly to determine whether it may be retained as an eligible investment for the Fund. To the extent-the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Fund's Prospectus and in this SAI.

     The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.


     U.S. TREASURY OBLIGATIONS. Each Fund may invest, and the U.S. Treasury Fund invests exclusively, in direct obligations of the United States Treasury which have remaining maturities of 13 months or less and related repurchase agreements. The United States Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities. They are direct obligations of the United States Government and differ primarily in the length of their maturity. Treasury bills, the most frequently issued marketable United States Government security, have a maturity of up to one year and are issued on a discount basis.


     U.S. GOVERNMENT AGENCIES (U.S. Government Fund, Prime Fund, American Freedom U.S. Government Fund). The U.S. Government Fund, the Prime Fund, and the American Freedom U.S. Government Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities which have remaining maturities not exceeding thirteen months. Agencies and instrumentalities which issue or guarantee debt securities and which have been established or sponsored by the United States Government include the Banks for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association. U. S. Government agency and instrumentality obligations include master notes issued by these entities but do not include obligations of the World Bank, the Inter-American Development Bank or the Asian Development Bank.


     ASSET-BACKED SECURITIES (Prime Fund). Asset-backed securities purchased by the Fund may include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. However, the extent of the credit enhancement may differ amongst securities and generally only applies to a fraction of the securities' value. With respect to asset-backed securities arising from secured debt (such as automobile receivables), there is a risk that parties other than the originator and servicer of the loan may acquire a security interest superior to that of the securities holders.

     BANK OBLIGATIONS (Prime Fund). These obligations include negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued or supported by banks. The Fund's policy on concentration in bank obligations and a description of the banks the obligations of which the Fund may purchase are set forth in the Fund's Prospectus. A certificate of deposit is a short-term, interest-bearing negotiable certificate issued by a commercial bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of foreign branches of United States banks or foreign banks which are payable on a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.


     COMMERCIAL PAPER (Prime Fund). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations, financial institutions and government agencies and instrumentalities (but only in the case of taxable securities). Because variable rate master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded. There is no secondary market for variable rate master demand notes, although they are redeemable, and thus immediately repayable by the borrower, at principal amount, plus accrued interest, at any time.

     CORPORATE DEBT SECURITIES (Prime Fund). Investments in these securities are limited to non-convertible corporate debt securities such as bonds and debentures.

     LOANS OF PORTFOLIO SECURITIES (Prime Fund). The Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Fund.

     The Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     MORTGAGE-RELATED SECURITIES (U.S. Government Fund, Prime Fund, American Freedom U.S. Government Fund). The U.S. Government Fund, the Prime Fund, and the American Freedom U.S. Government Fund may, consistent with their respective investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     Mortgage-related securities, for purposes of the Funds' Prospectuses and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. To an even greater extent than other interest-bearing securities, the prices of such securities may be extremely sensitive to, and inversely affected by, changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. Lower than estimated prepayments from an increase in interest rates might alter the expected average life of such securities and increase volatility. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities created by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal, depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


     REPURCHASE AGREEMENTS. Each Fund may invest in securities pursuant to repurchase agreements, whereby the seller agrees to repurchase such securities at the Fund's cost plus interest within a specified time (generally one day). The securities underlying the repurchase agreements will consist exclusively of U.S. Government obligations in which the Funds are otherwise permitted to invest. While repurchase agreements involve certain risks not associated with direct investments in the underlying securities, the Funds will follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks and registered broker-dealers having creditworthiness determined by the Adviser to be substantially equivalent to that of issuers of debt securities rated investment grade. In addition, the Funds' repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and that the Funds' custodian will take possession of such collateral. In the event of a default or bankruptcy by the seller, the Funds will seek to liquidate such collateral. However, the exercise of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. There is no limit on the amount of the Funds' net assets that may be subject to repurchase agreements having a maturity of, or a liquidation feature permitting termination within a period of, seven days or less. The Funds do not presently intend to enter into repurchase agreements, which will cause more than 10% of a Fund's net assets to be subject to repurchase agreements having a maturity beyond seven days.


     REVERSE REPURCHASE AGREEMENTS (Prime Fund). The Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in a segregated account cash, or other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     STRIPPED GOVERNMENT SECURITIES. Stripped securities are created by separating the income and principal components of a debt instrument and selling them separately. Each Fund may purchase U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) that are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Bonds issued by the Resolution Funding Corporation (REFCORP) can also be stripped in this fashion. REFCORP STRIPS are eligible investments for the Prime, U.S. Government, and the American Freedom U.S. Government Funds.

     The Prime Fund may also purchase privately stripped government securities, which are created when a dealer deposits a Treasury security or federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payments that will be generated by this security. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRs), and generic Treasury Receipts
(TRs), are stripped U.S. Treasury securities that are separated into their component parts through trusts created by their broker sponsors. Bonds issued by the Financing Corporation (FICO) can also be stripped in this fashion.

     Because of the SEC's views on privately stripped government securities, the Prime Fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds.


     VARIABLE AND FLOATING RATE DEMAND OBLIGATIONS (VRDOS/FRDOS) (U.S. Government Fund, Prime Fund, American Freedom U.S. Government Fund). VRDOs/FRDOs are obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the VRDO or FRDO that approximates its par value.

     A demand instrument with a conditional demand feature must have received both a short-term and a long-term high quality rating, or, if unrated, have been determined to be of comparable quality pursuant to procedures adopted by the Trustees. A demand instrument with an unconditional demand feature may be acquired solely in reliance upon a short-term high quality rating or, if unrated, upon a finding of comparable short-term quality pursuant to procedures to be adopted by the Trustees.

     The Prime Fund may invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit the Fund to tender (or put) its bonds to an institution at periodic intervals and to receive the principal amount thereof. The Fund considers variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs it purchases.

     The Prime Fund may invest in variable or floating rate instruments that ultimately mature in more than 397 days, if the Fund acquires a right to sell the instruments that meets certain requirements set forth in Rule 2a-7. A variable rate instrument (including instruments subject to a demand feature) that matures in 397 days or less may be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the date on which principal can be recovered on demand. A variable rate instrument that matures in greater than 397 days but that is subject to a demand feature that is 397 days or less may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that matures in more than 397 days but that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount may be recovered through demand. A floating rate instrument that matures in 397 days or less shall be deemed to have a maturity of one day.

     The U.S. Government, Prime, and American Freedom U.S. Government Funds may invest in variable and floating rate instruments of the U.S. Government, and its agencies and instrumentalities, with remaining maturities of 397 days or more provided that they are deemed to have a maturity of less than 397 days as defined in accordance with the SEC rules. A variable rate instrument that matures in 397 days or more may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (Prime Fund). The Fund may purchase securities on a when issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Fund will maintain with the custodian a separate account with a segregated portfolio of liquid securities in an amount at least equal to such commitments. On the delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Fund normally enters into these transactions with the intention of actually receiving or delivering the securities, it may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on a Fund and may contribute to volatility of the Fund's net asset value.

     ZERO COUPON SECURITIES. Each Fund may invest in zero coupon securities. Zero Coupon Bonds purchased by a Fund do not make regular interest payments; instead they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

                             INVESTMENT RESTRICTIONS

     The Funds observe the following fundamental investment restrictions, which can be changed only when permitted by law and approved by a majority of a Fund's outstanding voting securities. A "majority of a Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxies or (ii) more than 50% of the outstanding shares.

The Funds may not:

     (1) purchase securities on margin or purchase real estate or interests therein, commodities or commodity contracts, or make loans, and except that the Funds may purchase or hold short-term debt securities and enter into repurchase agreements with respect to its portfolio securities as described in the Prospectus. For this purpose, repurchase agreements are considered loans;

     (2) invest more than 5% of the current value of the total assets of a Fund in the securities of any one issuer, other than obligations of the United States Government or its agencies or instrumentalities, and repurchase agreements fully collateralized by direct obligations of the U.S. Government;

     (3) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the investments of a Fund in that industry would exceed 25% of the current value of the total assets of the Fund, except that there is no limitation with respect to investments in obligations of the United States Government, its agencies or instrumentalities and that the Prime Fund may invest more than 25% of the value of its total assets in securities issued by domestic banks;

     (4) engage in the underwriting of securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter in selling, as part of an offering registered under the Securities Act of 1933, as amended, securities which it has acquired; or participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a securities trading account;

     (5) effect a short sale of any security, or issue senior securities except as permitted in paragraph (6). For purpose of this restriction, the purchase and sale of financial futures contracts and related options does not constitute the issuance of a senior security;

     (6) issue senior securities or otherwise borrow money, except that each Fund may borrow from banks as a temporary measure for emergency purposes where such borrowings would not exceed 10% (33 1/3% for the Prime Fund) of a Fund's total assets (including the amount borrowed) taken at market value; or pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by this paragraph and then only if such pledging, mortgaging or hypothecating does not exceed 10% (33 1/3% for the Prime Fund) of the Fund's total assets taken at market value:

     (7) invest more than 10% of the total assets of a Fund in the securities of other investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act;

     (8) invest in any security, including repurchase agreements maturing in over seven days without a liquidation feature or other illiquid investments which are subject to legal or contractual delays on resale or which are not readily marketable, if as a result more than 10% of the market value of a Fund's assets would be so invested;

     (9) purchase interests in oil, gas, or other mineral exploration programs of real estate and real estate mortgage loans except as provided in the Prospectus;

     (10) have dealings on behalf of a Fund with Officers and Trustees of the Fund, except for the purchase or sale of securities on an agency or commission basis, or make loans to any officers, directors or employees of the Fund; and

     (11) purchase equity securities or other securities convertible into equity securities.


     There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in the net or total assets of a Fund, in the securities rating of the investment, or any other later change.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted the following policies and procedures with respect to the disclosure of the securities held by each Fund of the Trust. The Trust's portfolio holdings disclosure policy currently authorizes quarterly dissemination of full holdings for each Fund with a 60 calendar day delay. The holdings of each Fund will be disclosed on a quarterly basis on forms required to be filed with the SEC as follows:

     (1) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR;
     (2) portfolio holdings as of the end of the first and third fiscal quarter will be filed in Form N-Q; and
     (3) portfolio holdings as of the end of a six month period will be filed as part of the semi-annual report filed on Form N-CSR.

The Trust's Form N-CSRs and Form N-Qs are available on the SEC's website at www.sec.gov.

For the money market funds of the Trust, the Trust does allow for the following abridged disclosure regarding the composition of each Fund portfolio holdings on quarterly basis:

     Top ten portfolio holdings in order of position size, including its percentage of the aggregate portfolio, will be provided to the general public (via the site: www.fitfunds.com or www.americanfreedomfund.com) for the most resent calendar quarter-end period and only after a 30 calendar day delay from the end of the quarter.(1)

However, under conditions of confidentiality, the policy and procedures set forth above do not prevent the sharing of each Fund's portfolio holdings under the specific exceptions provided below:

     (1) Disclosures which, in the opinion of the Funds' or Administrator's counsel, are required by law;
     (2) Disclosures necessary for Service Providers (as defined below), which includes but is not limited to, investment advisers, administrators, custodians, fund accountants, technology providers, and any other entity that has a need to know such information in order to fulfill its contractual obligations to provide services to the Funds to perform legitimate business functions for the benefit of the Trust ("Service Provider");
     (3) Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in the Funds securities;
     (4) Disclosure to the Funds' or Service Providers' regulatory authorities, accountants, or counsel; and
     (5) Disclosures to investment advisers of each Fund's complied data concerning accounts managed by the investment adviser.

The Board of Trustees will periodically review the list of entities that receive portfolio holdings of the Funds to ensure that the disclosure of the information is in the best interest of shareholders, identify any potential for conflicts of interest, and evaluate the effectiveness of its current portfolio holdings policy.

Only officers of the Trust and their authorized agents may approve the disclosure of each Fund's portfolio holdings. In all cases, Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep

----------
(1) If a Fund's portfolio holdings do not exceed ten individual securities, the Fund will not provide an abridged disclosure.

confidential any portfolio holdings information received and not to trade on the nonpublic information received. Neither the Trust nor its Service Providers (or any persons affiliated with either) receives any compensation or other consideration in connection with the sharing of portfolio holdings.

                                   MANAGEMENT

TRUSTEES AND OFFICERS


     The Funds are separate series under the Trust. The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws and state of Delaware and the Trust's Declaration of Trust. The Trustees are responsible for major decisions relating to each Fund's (and its respective series) objective, policies and investment techniques. The Trustees also supervise the operation of the Trust by their officers and reviewing the investment decisions made by the Investment Adviser(s). However, the Trustees do not actively participate on a regular basis in making such decisions. Information pertaining to the Trustees and Officers of the Trust is set forth below. Trustees, who are not deemed to be "interested persons" of the Trust as defined by the 1940 Act, are referred to as "Independent Trustees." Trustees who are deemed to be an interested person of the Trust as defined in the 1940 Act are referred to as "Interested Trustees".

The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below. Each Trustee and Officer serves for an indefinite term until his or her resignation, death or removal.

                              INDEPENDENT TRUSTEES


                                                TERM OF                                                       NUMBER OF
                              POSITION(S)      OFFICE AND           PRINCIPAL OCCUPATION(S) DURING        PORTFOLIOS IN FUND
                               HELD WITH       LENGTH OF                PAST 5 YEARS* AND OTHER            COMPLEX OVERSEEN
    NAME, ADDRESS & AGE          FUNDS        TIME SERVED            DIRECTORSHIPS HELD BY TRUSTEE            BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
MARY K. ANSTINE, age 64,      Trustee      Ms. Anstine was     Ms. Anstine is the former President/Chief          7
11277 E. Parker Road                       elected at a        Executive Officer of HealthONE, Denver,
Parker, Colorado 80138                     special meeting of  Colorado, and former Executive Vice
                                           shareholders held   President of First Interstate Bank of
                                           on March 21, 1997.  Denver. Ms. Anstine is also a
                                                               Trustee/Director of the following: Denver
                                                               Area Council of the Boy Scouts of America;
                                                               Colorado Uplift Board; AV Hunter Trust;
                                                               Denver Chapter of the Alzheimer's
                                                               Association; Financial Investors Variable
                                                               Insurance Trust; Reaves Utility Income
                                                               Fund and a member of the Advisory Boards
                                                               for the Girl Scouts Mile Hi Council.
                                                               Ms. Anstine was a Director of the Northern
                                                               Trust Bank of Colorado from February 1998
                                                               until February 2002 and ALPS
                                                               Distributors, Inc., from October 1995 to
                                                               December 1996

EDWIN B. CROWDER, age 73,     Trustee      Mr. Crowder was     Mr. Crowder is the president and owner of          7
2659 Grapewood Lane                        elected at a        Eddie Crowder Associates, Inc., currently
Boulder, Colorado 80304                    special meeting of  operates a marketing concern with
                                           shareholders held   operations in the U.S. and Latin America.
                                           on March 21, 1997.  He has previously engaged in business
                                                               pursuits in the restaurant, oil and gas
                                                               drilling, and real estate development
                                                               industries. Mr. Crowder is a former
                                                               Director of Athletics and head football
                                                               coach at the University of Colorado.

                                                TERM OF                                                       NUMBER OF
                              POSITION(S)      OFFICE AND           PRINCIPAL OCCUPATION(S) DURING        PORTFOLIOS IN FUND
                               HELD WITH       LENGTH OF                PAST 5 YEARS* AND OTHER            COMPLEX OVERSEEN
    NAME, ADDRESS & AGE          FUNDS        TIME SERVED            DIRECTORSHIPS HELD BY TRUSTEE            BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
ROBERT E. LEE, age 70,        Trustee      Mr. Lee was         Mr. Lee was a commercial bank executive            7
10510 Lakeview Drive                       appointed as a      of First Interstate from 1980 through
Hayden Lake, Idaho 83835                   Trustee at the      1989. He is currently a Director of the
                                           December 15, 1998,  following: Storage Technology
                                           meeting of the      Corporation; ING Financial Services -
                                           Board of Trustees.  North America; Meredith Capital
                                                               Corporation; Source Capital Corporation;
                                                               Financial Investors Variable Insurance
                                                               Trust; Reaves Utility Income Fund; and
                                                               Emeritus - The Denver Foundation.

JOHN R. MORAN, JR., age 75,   Trustee      Mr. Moran was       Mr. Moran is President and CEO of The              7
1625 Broadway, Suite 2200                  elected at a        Colorado Trust, a private foundation
Denver, Colorado 80202                     special meeting of  serving the health and hospital community
                                           shareholders held   in Colorado. An attorney, Mr. Moran was
                                           on March 21, 1997.  formerly a partner with the firm of Kutak
                                                               Rock & Campbell in Denver, Colorado and a
                                                               member of the Colorado House of
                                                               Representatives. Mr. Moran is currently a
                                                               Trustee of the following: the Hill
                                                               Foundation; the Robert J. Kutak
                                                               Foundation; Financial Investors Variable
                                                               Insurance Trust. Additionally, he is a
                                                               member of the Treasurer's Office
                                                               Investment Advisory Committee for the
                                                               University of Colorado

                        INTERESTED TRUSTEES AND OFFICERS


                                                TERM OF                                                       NUMBER OF
                              POSITION(S)      OFFICE AND           PRINCIPAL OCCUPATION(S) DURING        PORTFOLIOS IN FUND
                               HELD WITH       LENGTH OF                PAST 5 YEARS* AND OTHER            COMPLEX OVERSEEN
    NAME, ADDRESS & AGE          FUNDS        TIME SERVED        DIRECTORSHIPS HELD BY TRUSTEE/OFFICER    BY TRUSTEE/OFFICER
----------------------------------------------------------------------------------------------------------------------------
W. ROBERT ALEXANDER, age 77,  Trustee and  Mr. Alexander       Mr. Alexander is the Chief Executive               7
1625 Broadway, Suite 2200     Chairman     was elected by      Officer and Chairman of ALPS Mutual Fund
Denver, Colorado 80202                     the initial         Services, Inc. ("ALPS") and ADI, which
                                           shareholder in      provide administration and distribution
                                           December 1993.      services, respectively, for proprietary
                                                               mutual fund complexes. Mr.  Alexander
                                                               is also the Chairman of ALPS Financial
                                                               Services, Inc. and ALPS Advisors, Inc.
                                                               Mr. Alexander was Vice Chairman of First
                                                               Interstate Bank of Denver, responsible
                                                               for Trust, Private Banking, Retail
                                                               Banking, Cash Management Services and
                                                               Marketing. Mr. Alexander is currently a
                                                               member of the Board of Trustees of the
                                                               Hunter and Hughes Trusts as well as
                                                               Financial Investors Variable Insurance
                                                               Trust, Clough Global Allocation Fund,
                                                               Clough Global Equity Fund, and Reaves
                                                               Utility Income Fund. Because of his
                                                               affiliation with ALPS and ADI,
                                                               Mr. Alexander is considered an
                                                               "interested" Trustee of Financial
                                                               Investors Trust.

EDMUND J. BURKE, age 44,      President    Mr. Burke was       Mr. Burke is President and Director of             7
1625 Broadway, Suite 2200                  appointed as        ALPS and ADI. Mr. Burke joined ALPS in
Denver, Colorado  80202                    President at a      1991 as Vice President and National Sales
                                           meeting of the      Manager. Because of his positions with
                                           Board of Trustees   ADI and ALPS, Mr. Burke is deemed an
                                           in December 2002.   affiliate of the Trust as defined under
                                                               the 1940 Act. Mr. Burke is also President
                                                               of Financial Investors Variable Insurance
                                                               Trust, Clough Global Allocation Fund,
                                                               Clough Global Equity Fund, and Reaves
                                                               Utility Income Fund.

                                                  TERM OF                                                       NUMBER OF
                                POSITION(S)      OFFICE AND           PRINCIPAL OCCUPATION(S) DURING        PORTFOLIOS IN FUND
                                 HELD WITH       LENGTH OF                PAST 5 YEARS* AND OTHER            COMPLEX OVERSEEN
     NAME, ADDRESS & AGE           FUNDS        TIME SERVED       DIRECTORSHIPS HELD BY TRUSTEE/OFFICER     BY TRUSTEE/OFFICER
------------------------------------------------------------------------------------------------------------------------------
JEREMY O. MAY, age 35,          Treasurer    Mr. May was         Mr. May is a Managing Director of ALPS             7
1625 Broadway, Suite 2200                    appointed           and ADI. Mr. May joined ALPS in 1995 as a
Denver, Colorado 80202                       Treasurer at a      Controller. Mr. May was an auditor with
                                             meeting of the      Deloitte & Touche LLP in their Denver
                                             Board of Trustees   office. Because of his positions with
                                             in October 1997.    ALPS and ADI, Mr. May is deemed an
                                                                 affiliate of the Trust as defined under
                                                                 the 1940 Act. Mr. May is also Treasurer
                                                                 of First Funds Trust, Financial Investors
                                                                 Variable Insurance Trust, Clough Global
                                                                 Allocation Fund, Clough Global Equity
                                                                 Fund, and Reaves Utility Income Fund.

ERIN E. DOUGLAS, age  28,       Secretary    Ms. Douglas was     Ms. Douglas is Associate Counsel of ALPS           7
1625 Broadway, Suite 2200                    appointed           and ADI. Ms. Douglas joined ALPS and ADI
Denver, Colorado 80202                       Secretary at the    in January 2003. Because of her positions
                                             meeting of the      with ALPS and ADI, Ms. Douglas is deemed
                                             Board of Trustees   as affiliate of the Trust as defined
                                             in June 2004.       under the 1940 Act. Ms. Douglas is also
                                                                 secretary of the Clough Global Allocation
                                                                 Fund and Equity Fund, .

BRADLEY J. SWENSON, age 32,     Chief        Mr. Swenson was     Mr. Swenson joined ALPS as Chief                   7
1625 Broadway, Suite 2200       Compliance   appointed as Chief  Compliance Officer ("CCO") in May 2004.
Denver, Colorado, 80202         Officer      Compliance Officer  Prior to joining ALS, Mr. Swenson served
                                             at the meeting of   as the Senior Audit manager at Janus
                                             the Board of        Capital Group. Before joining Janus
                                             Trustees in March   Mr. Swenson was a senior Internal Auditor
                                             of 2005.            for Oppenhiemer Funds. Because of his
                                                                 position with ALPS and ADI, Mr. Swenson
                                                                 is deemed an affiliate of the Trust as
                                                                 defined under the 1940 Act. Mr. Swenson
                                                                 is currently the CCO of Clough Global
                                                                 Allocation Fund, Clough Global Equity
                                                                 Fund, Reave3s Utility Income Fund, SPDR
                                                                 Trust, Midcap SPDR Trust, and DIAMONDS
                                                                 Trust.


*Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

AUDIT COMMITTEE. The Board has an Audit Committee which considers such matters pertaining to the Trust's books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine. The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm ("Firm") and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Independence Standards Board Standard No. 1. The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee's Charter. The Independent Trustees are; Mrs. Anstine and Messrs. Crowder, Lee (Chairman), and Moran. The Independent Trustees of the Board met twice during the fiscal year ended April 30, 2005.

The Board will consider shareholder nominees for Trustees. All nominees must possess the appropriate characteristics, skills and experience for serving on the Board. In particular the Board and its Independent Trustees will consider each nominee's integrity, educational, profession background, understanding of the Trust's business on a technical level, and commitment to devote the time and attention necessary to fulfill a Trustee's duties. All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to:
Financial Investors Trust, 1625 Broadway, Suite 2200, Denver, Colorado, 80202.

     As of December 31, 2004, the dollar range of equity securities in the Funds beneficially owned by Interested Trustees were as follows:


                  DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND

                                                                       AMERICAN           AGGREGATE DOLLAR RANGE OF EQUITY
                                      U.S.             PRIME MONEY     FREEDOM U.S.         SECURITIES IN ALL REGISTERED
                                      GOVERNMENT       MARKET FUND     GOVERNMENT         INVESTMENT COMPANIES OVERSEEN BY
                       U.S. TREASURY  FUND (CLASSES I  (CLASSES I AND  FUND (CLASSES I     TRUSTEE IN FAMILY OF INVESTMENT
INTERESTED TRUSTEES    FUND           AND II)          II)             AND II)                        COMPANIES
W. Robert Alexander        None            None         Over $100,000       None                    Over $100,000


     As of December 31, 2004, the dollar range of equity securities in the Funds beneficially owned by Independent Trustees were as follows:

                  DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND

                                                                         AMERICAN       AGGREGATE DOLLAR RANGE OF EQUITY
                                          U.S.         PRIME MONEY     FREEDOM U.S.       SECURITIES IN ALL REGISTERED
                                       GOVERNMENT      MARKET FUND      GOVERNMENT      INVESTMENT COMPANIES OVERSEEN BY
   INDEPENDENT        U.S. TREASURY  FUND (CLASSES I  (CLASSES I AND  FUND (CLASSES I    TRUSTEE IN FAMILY OF INVESTMENT
    TRUSTEES              FUND           AND II)            II)           AND II)                   COMPANIES
Mary K. Anstine            None            None            None             None                      None
Edwin B. Crowder           None            None            None             None                      None
John R. Moran, Jr.         None            None            None             None                      None
Robert E. Lee              None            None            None             None                      None


REMUNERATION OF TRUSTEES. Effective after the June 20, 2000, meeting of the Board, the Independent Trustees of the Trust receive an annual fee in the amount of $4,000 and an additional $1,500 for attending each Board meeting. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended April 30, 2005, the Independent Trustees received the following compensation:



                                                 PENSION OR                   AGGREGATE
                                                 RETIREMENT   ESTIMATED     COMPENSATION
                                   AGGREGATE      BENEFITS      ANNUAL     FROM THE TRUST
                                  COMPENSATION   ACCRUED AS    BENEFITS       AND FUND
                                    FROM THE    PART OF FUND    UPON        COMPLEX PAID
                                     TRUST        EXPENSES    RETIREMENT     TO TRUSTEES
Mary K. Anstine, Trustee          $             $          0  $        0   $
Edwin B. Crowder, Trustee         $             $          0  $        0   $
Robert E. Lee, Trustee            $             $          0  $        0   $
John R. Moran, Jr., Trustee       $             $          0  $        0   $



                                 CODE OF ETHICS

     There are no code of ethics pursuant to Rule 17j-1 under the 1940 Act applicable to the Funds, as the Funds are money market funds.

                      PROXY VOTING POLICIES AND PROCEDURES

     There are no proxy voting policies and procedures applicable to the Funds, as the Funds invest exclusively in non-voting securities.

                             PRINCIPAL SHAREHOLDERS

As of August __, 2005, the following shareholders owned 5% or more of the outstanding shares of the Funds as listed below:



                  FUND                                       PERCENTAGE INTEREST
     ---------------------------------------------------------------------------
     U.S. TREASURY MONEY MARKET FUND

            City of New London                                       %
            181 State Street
            New London, CT  06320

            Town of Bristol                                          %
            10 Court Street
            Bristol, RI  02809

            City of Moline                                           %
            1616 6th Avenue
            Moline, IL  61265

            Town of Wayland                                          %
            41 Cochituate Road
            Wayland, MA  01778

            Metropolitan District General Fund                       %
            555 Main Street/P.O. Box 800
            Hartford, CT  06320

     U.S. GOVERNMENT MONEY MARKET FUND CLASS I

            City of New Haven                                        %
            200 Orange Street
            New London, CT  06510

            City of Cranston                                         %
            869 Park Avenue
            Cranston, RI  02910

            Town of Fairfield                                        %
            725 Old Post Road
            Fairfield, CT  06824

            City of New Canaan                                       %
            77 Main Street
            New Canaan, CT  06840

            Town of Cromwell                                         %
            41 West Street
            Cromwell, CT  06416

            Memorial Hospital at Gulfport                            %

            4500 13th Street
            Gulfport, MS  39501

     U.S. GOVERNMENT MONEY MARKET FUND CLASS II

            Crosby-Ironton ISD                                       %
            711 Poplar Street
            Crosby, MN  56441

            Rockford ISD                                             %
            P.O. Box 9
            Rockford, MN  55373

     PRIME MONEY MARKET FUND CLASS I

            Colorado State Bank & Trust                              %
            1600 Broadway
            Denver, CO  80202

            Town of Basalt                                           %
            101 Midland Avenue
            Basalt, CO  81621

     PRIME MONEY MARKET FUND CLASS II

            Colorado State Bank & Trust                              %
            1600 Broadway
            Denver, CO 80202

     AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND CLASS I

            BNY Midwest Trust Company                                %
            2 North LaSalle Street, Suite 1020
            Chicago, IL  60602

            Village of Elk Grove                                     %
            901 Wellington
            Elk Grove Village, IL  60007

            Chicago Housing Authority                                %
            626 West Jackson
            Chicago, IL  60661

            City of Chicago                                          %
            121 North LaSalle Street, Room 106
            Chicago, IL  60602

            Illinois State Treasurers Office                         %
            300 West Jefferson
            Springfield, IL  62702

            City of Wheaton                                          %
            303 West Wesley
            P.O. Box 727
            Wheaton, IL  60189

     AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND CLASS II

            ALPS Mutual Funds Services, Inc.                         %
            1625 Broadway, Suite 2200
            Denver, CO  80202



MANAGEMENT OWNERSHIP. As of August ___, 2005, the Trustees and Officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Funds.

                INVESTMENT ADVISORY AND OTHER SERVICE AGREEMENTS

     The Investment Advisory and Management Agreement and the Distribution Agreement will continue in effect with respect to each Fund from year to year provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of a Fund or by the Trust's Trustees; or
(ii) by a majority of the Trustees who are not parties to such contracts or "interested persons" (as defined under the 1940 Act) of any such party. Each contract may be terminated with respect to a Fund at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by a vote of a majority of the Trustees. The Investment Advisory and Management Agreement and the Distribution Contract shall terminate automatically in the event of their assignment (as defined in the 1940 Act).

Except for the expenses paid by the Investment Adviser and the Administrator each Fund bears all costs of its operations. Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets.

     INVESTMENT ADVISER. SSgA FM, located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Investment Adviser to the Fund. SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. As of June 30, 2005, SSgA FM had over $_____ billion in assets under management. SSgA FM, and any other advisory affiliates of State Street comprise State Street Global Advisors ("SSgA"), the investment management arm of State Street. With approximately $_____ trillion in assets as of June 30, 2005, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.


     During the period of the Investment Advisory and Management Agreement, the Funds will be managed by a team of investment professionals. SSgA FM uses a team approach to create an environment that encourages the flow of investment ideas.


     Pursuant to the Investment Advisory and Management Agreement, the Adviser has agreed to provide a continuous investment program for the Fund, including investment research and management with respect to the assets of the Fund. SSgA FM is entitled to receive management fees of 0.105%. SSgA FM has voluntarily agreed to waive a portion of their advisory fee to 0.07% for the Fund until assets for that Fund reach $1 billion dollars. During the fiscal year ended April 30, 2005, the Fund paid SSgA FM 0.07% of average net assets of the Fund in advisory fees.

     Prior to SSgA FM's assuming the duties of Investment Adviser for the Funds on December 13, 2003, GE Asset Management, Inc. ("GEAM") was the Fund's Investment Adviser. The tables below summarize the management fees paid to SSgA FM and GEAM by the Funds for the last three fiscal years.

     SSgA FM



                                                YEAR ENDED    PERIOD
                                                 APRIL 30    01/13/03-
     FUNDS                             2005        2004      04/30/03
     U.S. Treasury Fund(1)             $            56,004   $  12,606
     U.S. Government Fund(2)           $           362,099   $  50,317
     American Freedom U.S. Government
     Fund(3)*                          $        $   81,882         N/A
     Prime Fund(4)                     $        $  154,904   $  17,660



     (1) For fiscal years ended 2005 and 2004, the actual Management Fees paid by the U.S. Treasury Fund were $______, $_______, and $________, respectively. For fiscal years ended 2005 and 2004, SSgA FM waived $______ and $17,261 of its Management Fees, respectively.
     (2) For fiscal years ended 2005 and 2004, the actual Management Fees paid by the U.S. Government Fund were $______ and $________, respectively. For fiscal years ended 2005 and 2004, SSgA FM waived $______ and $114,047 of its Management Fees, respectively.
     (3) For the fiscal years ended 2005 and 2004, the actual Management Fees paid by the American Freedom U.S. Government Fund were $______ and $________, respectively. For fiscal years ended 2005 and 2004, SSgA FM waived $______ and $27,294 of its Management Fees, respectively.
     (4) For fiscal years ended 2005 and 2004, the actual Management Fees paid by the Prime Fund were $______, and $________, respectively. For fiscal years ended 2005 and 2004, SSgA FM waived $______, and $49,408 of its Management Fees, respectively.
     * For the period ended April 30, 2005.

     GEAM



                                                                PERIOD 05/01/02-
                    FUNDS                                           01/12/03
                    U.S. Treasury Fund                          $         30,468
                    U.S. Government Fund                        $        123,442
                    American Freedom U.S. Government Fund                    n/a
                    Prime Fund                                  $         54,277

     ADMINISTRATOR. Pursuant to the Administrative Services Contract, ALPS ("Administrator"): (i) provides administrative services reasonably necessary for the operation of the Funds (other than those services which are provided by the Adviser pursuant to each Advisory Contract); (ii) provides the Funds with office space and office facilities reasonably necessary for the operation of the Funds; and (iii) employs or associates with itself such persons as it believes appropriate to assist it in performing its obligations under the Administrative Services Contract. ALPS also serves as the Funds' Transfer Agent, and as the Funds' Bookkeeping and Pricing Agent.

     As compensation for administrative services the Administrator is paid a monthly fee at the following annual rates based on a portion of average daily value of net assets of for the following Funds:

          U.S. TREASURY FUND(1):
               - 0.26% on the first $500 million of the Fund's average net assets;
               - 0.24% on the next $500 million of the Fund's average net assets;
               - 0.22% of the Fund's average net assets in excess of $1 billion;

          U.S. GOVERNMENT, AMERICAN FREEDOM U.S. GOVERNMENT, AND PRIME FUNDS(2):
               - 0.16% on the first $500 million of the Fund's average net assets;
               - 0.14% on the next $500 million of the Fund's average net assets;
               - 0.12% of the Fund's average net assets in excess of $1 billion;

(1)  Subject to a minimum monthly fee of $50,000.
(2)  Subject to a minimum monthly fee of $30,000 for each Fund.

     The Administrator has contractually agreed to waive a portion of the administrative fees otherwise payable by each Fund, as well as voluntarily assume a portion of each Fund's expenses, to the extent necessary to maintain a total expense ratio of not more than .33%, .20%, .45%, .20%, .60%, .20%, and .45% of the average net assets of the U.S. Treasury Fund, U.S. Government Fund-Class I, U.S. Government Fund-Class II, Prime Fund-Class I, Prime Fund-Class II, American Freedom U.S. Government Fund-Class I, and American Freedom U.S. Government Fund-Class II, respectively.


     The Administrative fees earned by the Administrator under the Administrative Services Agreement for the last three fiscal years were as follows:

     FISCAL YEARS ENDED APRIL 30,                 2005        2004       2003
                                                ---------   ---------  ---------
     U.S. TREASURY FUND(1)                                  $ 604,933  $ 600,002
     U.S. GOVERNMENT FUND(2)                                $ 599,406  $ 691,170
     AMERICAN FREEDOM U.S. GOVERNMENT FUND(3)*              $ 225,247        n/a
     PRIME MONEY MARKET FUND(4)                             $ 361,968  $ 365,151



     * For the period ended April 30, 2005.
        (1) The actual administrative fees paid by the U.S. Treasury Fund were $______, $_______, and $______ for fiscal years ended 2005, 2004, and 2003, respectively. ALPS waived $_____, $470,563, and $373,518 of it administrative fees for fiscal years 2005, 2004, and 2003, respectively.
        (2) The actual administrative fees paid by the U.S. Government Fund were $______, $_______, and $______ for fiscal years ended 2005, 2004, and 2003, respectively. ALPS waived $_____, $177,393, and $40,959 of it administrative fees for fiscal years 2005, 2004, and 2003, respectively.
        (3) The actual administrative fees for the U.S. American Freedom Government Fund were $______ and $______ for fiscal years ended 2005 and 2004. ALPS waived $_____ and $154,644 of it administrative fees for fiscal years 2005 and 2004, respectively.
        (4) The actual administrative fees for the U.S. Government Fund were $______, $_______, and $______ for fiscal years ended 2005, 2004, and 2003, respectively. ALPS waived $_____, $188,885, and $99,344 of it administrative fees for fiscal years 2005, 2004, and 2003, respectively.

     DISTRIBUTOR. Shares of the Funds are offered on a continuous basis through ADI, located at 1625 Broadway, Suite 2200, Denver, Colorado 80202 ADI is the Trust's principal underwriter, pursuant to a Distribution Agreement. The Distributor is not obligated to sell any specific amount of shares.

                CALCULATION OF YIELDS AND PERFORMANCE INFORMATION

     From time to time, each class of the Fund may quote its "yield" and average annual "total return" in advertisements or in communications to shareholders or prospective investors. BOTH PERFORMANCE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

     Current yield (or "SEC Seven Day Yield") for each Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of a Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1) (TO THE POWER OF 365/7) - 1. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.


     As of April 30, 2005, the Seven Day Effective Yield and the SEC Seven Day Yield for each Fund was as follows:



                                                                                    7-DAY
                                                                                  EFFECTIVE
     FUNDS                                                     7-DAY SEC YIELD*     YIELD*
     -----                                                     ----------------   ---------
     U.S. Treasury Fund                                                 %              %
     U.S. Government Fund Class I                                       %              %
     U.S. Government Fund Class II                                      %              %
     Prime Fund Class I                                                 %              %
     Prime Fund Class II                                                %              %
     American Freedom U.S. Government Fund Class I                      %              %
     American Freedom U.S. Government Fund Class II                     %              %


*Quotations of yields reflect all fee waivers.

     Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

     All total return figures will reflect a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Quotations of total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Total return for the Fund will vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance, which may be expected in the future.


     The yield and total return for each Class of the Prime Fund and each Class of the U.S. Government Fund are calculated separately due to separate expense structures. The yields and total returns of Class II of the Prime, U.S. Government, and American Freedom U.S. Government Funds will be lower than that of Class I of the Prime, U.S. Government, and American Freedom U.S. Government Funds.


     In connection with communicating its total return to current or prospective shareholders, each Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating or ranking services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, yields may be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

     Since yields fluctuate, you cannot necessarily use yield data to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by service institutions directly to their customer accounts in connection with investments in shares of the Fund will not be included in the Fund's calculations of yield or total return.

     From time to time, in marketing pieces and other Fund literature, the Funds' total performance may be compared to the performance of broad groups of comparable funds or unmanaged indices of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds. Sources for Fund performance information may include, but are not limited to, the following:

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Money Fund Report(TM), a weekly publication of iMoneyNet, an Informal Financial company. iMoneyNet's Money Fund Report Averages(TM) are made up of virtually the entire universe of money market mutual funds. Money Fund Report has been publishing weekly money fund yields, net assets, portfolio holdings and average maturity data since 1975.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

New York Times, a nationally distributed newspaper which regularly covers financial news.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Sylvia Porter's Personal Finance, a monthly magazine focusing on personal money management that periodically rates and ranks mutual funds by performance. Wall Street Journal, a Dow Jones and Company, Inc. newspaper that regularly covers financial news.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper, which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.


     FUND RATINGS. Although it is not an investment objective of the Funds, consistent with the Funds' investment objectives and restrictions, each Fund may seek and receive the highest rating from certain nationally recognized statistical rating organizations ("NRSRO(s)"), for example, "AAAm" from Standard & Poor's Ratings Group, a Division of McGraw Hill, Inc., or "AAA/V-1+" from Fitch Investor Services, Inc. An NRSRO rating is subject to change and neither insures nor guarantees that the Funds will pay interest or repay principal. NRSRO ratings represent the opinion of the NRSRO based on the investment adviser, quality of each Fund's portfolio holdings, and other criteria. If an NRSRO rating is obtained, a Fund may use the information in advertising or reports to shareholders or prospective investors.


                        DETERMINATION OF NET ASSET VALUE


     The price at which you buy, sell or exchange Fund shares is the share price or net asset value ("NAV"). The share price for each Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities and then dividing that value by the total number of the Fund's shares outstanding. For the Prime, U.S. Government, and American Freedom U.S. Government Funds, calculations are performed separately for each Class, according to each Class's proportion of assets and liabilities. Within each Class, the expenses are allocated proportionately based on the net assets of each Class, except class-specific expenses, which are allocated directly to the respective Class. All expenses, including the advisory and administrative fees, are accrued daily and taken into account for the purpose of determining the NAV on each day that neither the New York Stock Exchange ("NYSE") nor the Federal Reserve Banks are closed for business, each Fund normally calculates its NAV at 5:00 p.m. Eastern Time. The NYSE and Federal Reserve Banks' most recent annual announcements regarding national holidays or, in the case of the NYSE, any days when the it may close early, are available on the NYSE website (www.nyse.com) and the Federal Reserve Board of Governors website (www.federalreserve.gov).

     The Board of Trustees has established procedures designed to maintain a stable NAV of $1.00 per share, to the extent reasonably possible. The Board of Trustees has approved and adopted procedures under Rule 2a-7 under the Investment Company Act of 1940, as amended, which was enacted by the SEC with the intent of stabilizing money market funds at $1.00 per share. Under the guidelines of Rule 2a-7, the Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period of maturity, regardless of the impact of fluctuating interest rates on the market value of the security. Rule 2a-7 also provides that the Fund must also do a "mark-to-market" analysis, where it is determined the degree to which any variations may exist between the amortized pricing method and the actual market price of the securities in the Fund. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity.

     While the amortized cost method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of thirteen months or less and invest only in securities determined by the Trust's Board of Trustees to be "eligible securities" as defined by Rule 2a-7 and to present minimal credit risks. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Funds, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Funds' portfolio holdings by the Board of Trustees or its delegate, at monthly and at regularly scheduled quarterly Board of Trustees meetings, to determine whether the NAV of the Fund calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. There can be no assurance that at all times the $1.00 price per share can be maintained.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees, the Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of securities will often be principal transactions in the case of debt securities traded otherwise than on an exchange. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Adviser, the Funds or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities except in accordance with regulations adopted by the Securities and Exchange Commission. Under the 1940 Act, persons affiliated with the Adviser, the Funds or the Distributor may act as a broker for the Funds. In order for such persons to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration, which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust will regularly review the commissions paid by the Funds to affiliated brokers.


     The Trust is required to identify any securities of its "regular brokers or dealers" that it has acquired during its most recent fiscal year. As of April 30, 2005, the U.S. Treasury Fund entered into repurchase transactions with: ABN AMRO Bank, Bank of America, Bank of New York, Credit Suisse First Boston, Deutsche Bank, Goldman Sachs & Co., and J.P. Morgan Chase & Co. As of April 30, 2005 the U.S. Government Fund, Prime Fund, and the American Freedom U.S. Government Fund entered into repurchase transactions with: ABN AMRO Bank, Bank of New York, J.P. Morgan Chase & Co., Lehman Brothers, Inc., and UBS Warburg, LLC.


                               EXCHANGE PRIVILEGE

     Shareholders who have held all or part of their shares in one of the Funds for at least seven days may exchange those shares for shares of the other Fund if such Fund is available for sale in their state and meets the investment criteria of the investor.

     Before effecting an exchange, shareholders should review the Prospectus of the other Fund. Exercise of the exchange privilege is treated as a redemption for income tax purposes and, depending on the circumstances, a gain or loss may be recognized.

     The exchange privilege may be modified or terminated upon sixty (60) days' written notice to shareholders. Although initially there will be no limit on the number of times a shareholder may exercise the exchange privilege, the Funds reserve the right to impose such a limitation. Call or write the Funds for further details.

                                   REDEMPTIONS

     In the event that a Fund does not maintain a constant net asset value per share, the proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal, state, and local income tax purposes. Any loss realized on the redemption of Fund shares held, or treated as held, for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends received on the redeemed shares.

     A shareholder's account with the Funds remains open for at least one year following complete redemption and all costs during the period will be borne by the Funds. This permits an investor to resume investments in the Fund during the period in an amount of $25,000 or more.

     To be in a position to eliminate excessive shareholder expense burdens, the Funds reserve the right to adopt a policy pursuant to which a Fund may redeem, upon not less than 30 days' notice, shares of the Fund in an account which has a value below the designated amount set forth in each Fund's prospectus. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account. Shareholder accounts, which have a value below the designated amount due to changes in the market value in portfolio securities, will not be redeemed.

     The Funds may suspend the right of redemption during any period when (i) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings, (ii) the Securities and Exchange Commission has by order permitted such suspension or (iii) an emergency exists making disposal of portfolio securities or determination of the value of the net assets of the Fund not reasonably practicable.

                              FEDERAL INCOME TAXES

     The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders or possible legislative changes. This discussion does not address state or local income tax considerations. Potential investors should consult their tax advisers with specific reference to their own tax situation.

     The Funds have each elected to be treated as regulated investment companies. The Funds intend to continue to so qualify by complying with the provisions of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies so that the Funds will not be liable for Federal income tax with respect to amounts distributed to shareholders in accordance with the timing requirements of the Code.

     In order to qualify as a regulated investment company for a taxable year, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currency; (b) diversify its holdings so that, at the end of each quarter of its taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and certain other securities in respect of any one issuer to an amount not greater in value than 5% of its assets and 10% of the outstanding voting securities of the issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, including the requirement that it distribute to shareholders annually at least 90% of its investment company taxable income, the Funds will not be subject to Federal income tax on taxable income (including realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code. If each Fund does not meet these requirements, it will be subject to tax as a corporation and its distributions, including distributions of capital gains, will be taxed to the shareholders as ordinary income.

     Each Fund is subject to a 4% nondeductible excise tax to the extent that it fails to distribute to its shareholders during each calendar year an amount equal to (a) at least 98% of its ordinary income (excluding any capital gain or losses) for the calendar year; plus (b) at least 98% of the excess of its capital gains over capital losses (adjusted for ordinary losses) for the one year period ending on October 31 of such calendar year; plus (c) any ordinary income or capital gain net income (adjusted for certain ordinary losses) from the preceding calendar years which was neither distributed to shareholders nor taxed to the Fund during such year. The Funds intend to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.

     The amount of capital gains, if any, realized in any given year will result from sales of securities made with a view to the maintenance of a portfolio believed by Fund management to be most likely to attain a Fund's investment objective. Such sales and any resulting gains or losses, may therefore vary considerably from year to year. Since at the time of an investor's purchase of shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in a Fund's portfolio or undistributed income of the Fund, subsequent distributions (or portions thereof) on such shares may be taxable to such investor even if the net asset value of his shares is, as a result of the distributions, reduced below his cost for such shares and the distributions (or portions thereof) represent a return of a portion of his investment.

     The Funds are required to report to the Internal Revenue Service (the "IRS") all distributions of taxable dividends and of capital gains, as well as the gross proceeds of share redemptions or exchanges paid to any shareholder not treated as an exempt recipient under applicable rules. The Funds may be required to withhold Federal income tax ("backup withholding") from taxable dividends (including capital gain dividends) and the proceeds of redemptions of shares paid to non-corporate shareholders who have not furnished the Fund with a correct taxpayer identification number and made certain required certifications or who have been notified by the IRS that they are subject to backup withholding. The Funds may also be required to withhold Federal income tax if they are notified by the IRS or a broker that the taxpayer identification number is incorrect or that backup withholding applies because of underreporting of interest or dividend income.

     Distributions of taxable net investment income and net realized capital gains will be taxable whether made in shares or in cash. A distribution of net capital gains reflects a Fund's excess of net long-term capital gains over its net short-term capital losses. The Funds are permitted to carry forward as short-term capital losses their net realized capital losses, if any, for a period of eight taxable years for the purpose of offsetting future capital gains.

     Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions will also be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

     Any loss realized upon the redemption of shares held (or treated as held) for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend received on the redeemed shares. Any loss realized upon the redemption of shares within six months after receipt of an exempt-interest dividend will be disallowed. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares of the same fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. Exchanges are treated as redemptions for Federal tax purposes.

     Different tax treatment is accorded to accounts maintained as IRAs or other tax-advantaged retirement accounts, including a penalty on early distributions. Shareholders should consult their tax advisers for more information.

     Each Fund will be separate for investment and accounting purposes and will be treated as a separate taxable entity for Federal income tax purposes.

                          SHARES OF BENEFICIAL INTEREST

     The Trust consists of multiple separate portfolios or Funds. When certain matters affect one Fund but not another, the shareholders would vote as a Fund regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the Fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund. Additionally, approval of the Advisory Contract is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Fund to approve the proposal as to that Fund. As used in the Prospectuses and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Fund means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     The Trust is not required to hold regular annual meetings of the Fund's shareholders and does not intend to do so. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

     Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets attributable to such Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.


     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

                                DISTRIBUTION PLAN

     The Trustees of the Trust have adopted a Distribution Plan on behalf of Class II of the Prime Fund, Class II of the American Freedom U.S. Government Fund, and Class II of the U.S. Government Fund (together the "Plans") pursuant to Rule 12b-1 (the "Rule") under the 1940 Act. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is intended primarily to result in the sale of shares of the fund except pursuant to a plan adopted by the fund under the Rule. The Trustees have adopted the Plans to allow the Prime Fund, American Freedom U.S. Government Fund, U.S. Government Fund, and ADI to incur distribution expenses. The Plans provide for payment of a distribution fee (12b-1 fee) of up to 0.40% of the average net assets of Class II of the Prime Fund and up to 0.25% of the average net assets of Class II of the American Freedom U.S. Government Fund and U.S. Government Fund. The Trust or the Distributor, on behalf of Class II of the Prime Fund, Class II of the American Freedom U.S. Government Fund, and Class II of the U.S. Government Fund, may enter into servicing agreements (Service Agreements) with banks, broker/dealers or other institutions (Agency Institutions). The Plans provide that the Distributor may use its fees and other resources to make payments to Agency Institutions for performance of distribution-related services, including those enumerated below. The Service Agreements further provide for compensation to broker/dealers for their efforts to sell Class II shares of the Prime Fund, the American Freedom U.S. Government Fund, and the U.S. Government Fund. The distribution-related services include, but are not limited to, the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses and reports to recipients other than existing shareholders; obtaining such information, analyses and reports with respect to marketing and promotional activities as the Distributor may, from time to time, deem advisable; making payments to securities dealers and others engaged in the sales of Class II Shares of the Prime, American Freedom U.S. Government, and U.S. Government Funds; and providing training, marketing and support to such dealers and others with respect to the sale of Class II Shares of the Prime, American Freedom U.S. Government, and U.S. Government Funds. The Plans recognize that the Distributor may use its fees and other resources to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares.


     For the last three fiscal year ended April 30, 2005, the Distributor received the following compensation pursuant to the Plans:



                           FUND                                                   2005          2004             2003
                           ----                                                   ----          ----             ----
     U.S. Government Money Market Fund - Class II                              $             $    4,710       $    1,143
     American Freedom U.S. Government Money Market Fund - Class II(1)          $             $        0              N/A
     Prime Money Market Fund - Class II                                        $             $  202,015       $  178,572



(1) Class Inception: September 17, 2003.

     The Plans have been approved by the Trustees, including the majority of non-interested Trustees. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plans prior to their approval, and have determined that there is a reasonable likelihood that the Plans will benefit the Prime and U.S. Government Funds and their shareholders. To the extent that the Plans give the Distributor greater flexibility in connection with the distribution of shares of the class, additional sales of shares may result.


     The Plans could be construed as compensation because the Distributor is paid a fixed fee and is given discretion concerning what expenses are payable under the Plans. The Distributor may spend more for marketing and distribution than it receives in fees and reimbursements from the Prime and U.S. Government Funds. However, to the extent fees received exceed expenses, including indirect expenses such as overhead, the Distributor could be said to have received a profit. For example, if the Distributor pays $1 for distribution-related expenses and receives $2 under the Plan, the $1 difference could be said to be a profit for the Distributor. (Because the Distributor is reimbursed for its out-of-pocket direct promotional expenses, the Plans also could be construed as reimbursement plans. Until the issue is resolved by the SEC, unreimbursed expenses incurred in one year will not be carried over to a subsequent year.) If after payment by the Distributor for marketing and distribution there are any remaining fees attributable to the Plans, these may be used as the Distributor may elect. Since the amount payable under the Plans will be commingled with the Distributor's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of the Distributor's overhead expenses will be paid out of Plan fees and that these expenses may include items such as the costs of leases, depreciation, communications, salaries, training and supplies. The Prime, American Freedom U.S. Government, and U.S. Government Funds believe that such expenses, if paid, will be paid only indirectly out of the fees being paid under the Plans.

                                OTHER INFORMATION

     The Trust's Registration Statement, including the Prospectuses, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                 CAPITALIZATION

     The Trust was organized as a Delaware Business Trust on November 30, 1993 and consists of seven separate portfolios or series, four of which are discussed in this SAI. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.


     Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund.

                           CUSTODIAN AND SUB-CUSTODIAN

     State Street Bank & Trust Company of Connecticut, N.A. acts as Custodian for the Funds. The Custodian, among other things, maintains a custody account or accounts in the name of the Funds; receives and delivers all assets for the Funds upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Funds and pays all expenses of the Funds. For its services as Custodian, State Street receives an asset-based fee and transaction charges. State Street Bank and Trust Company serves as Sub-Custodian for the Funds.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     Deloitte & Touche LLP has been selected as the independent registered public accounting firm for the Trust. Deloitte & Touche provides audit services, tax return preparation, and assistance and consultation in connection with review of certain SEC filings. Deloitte & Touche's address is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.


                              FINANCIAL STATEMENTS


     The audited financial statements for each Fund for the year ended April 30, 2005, and the report of the Funds' independent registered public accounting firm are included in the Funds' most recent Annual Report, and are incorporated herein by reference.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

MOODY'S AND STANDARD & POOR'S

     MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS. The two highest ratings of Standard & Poor's Ratings Services for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

     The two highest ratings of Moody's Investors Service, Inc. for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

     SHORT TERM MUNICIPAL LOANS. S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

     Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

     OTHER SHORT-TERM DEBT SECURITIES. Prime-1 ("P-1") and Prime-2 ("P-2") are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated P-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated P-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH



                  BOND RATING                     EXPLANATION
                  -----------                     -----------
                      F-1+       Exceptionally strong credit quality. Issues
                                 assigned this rating are regarded as having the
                                 strongest degree of assurance for timely
                                 payment.

                      F-1 Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

                      F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

                            PART C. OTHER INFORMATION


Item 23.  EXHIBITS


              (a)      (1)    Trust Instrument.(1)

                       (2)    Revised Trust Instrument.(1)

              (b)      (1)    By-Laws of Registrant.(1)

                       (2)    Revised By-Laws of Registrant.(1)

              (c)             None.

              (d)      (1)    Investment Advisory Agreement between Registrant
                              and SSgA Funds Management, Inc. with respect to the U.S. Government Money Market, U.S. Treasury
                              Money Market, and Prime Money Market Funds. (11)


                       (2) First Amendment to the Investment Advisory Agreement between Registrant and SSgA Funds Management, Inc. is filed electronically herein.

              (e)      (1)    Amended and Restated Distribution Agreement
                              between Registrant and ALPS Distributors, Inc.(9)

                       (2) Form of Letter Agreement between Registrant and ALPS Distributors, Inc. with respect to the Amended and Restated Distribution Agreement. (11)


                       (3) Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer with respect to the U.S. Government Money Market Fund, Class II.(10)

                       (4) Form of Bank Agreement between ALPS Distributors, Inc. and Bank with respect to the U.S. Government Money Market Fund, Class II.(10)

                       (5) Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer with respect to the Financial Investors Trust Funds.(10)

                       (6) Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer with respect to the American Freedom U.S. Government Money Market Fund. (11)


              (f)             None.

              (g)      (1)    Custodian Contract between Registrant and State
                              Street Bank and Trust Company.(1)

              (h)      (1)    Administration Agreement between ALPS Mutual Funds
                              Services, Inc. and Registrant, on behalf of its U.S. Treasury Money Market, U.S. Government Money
                              Market, and Prime Money Market Funds.(9)

                       (3) Administration Agreement between ALPS Mutual Funds Services, Inc. and Registrant, on behalf of its American Freedom U.S. Government Money Market Fund. (11)

                       (4) Amended and Restated Transfer Agency and Service Agreement between Registrant and ALPS Mutual Funds Services, Inc.(7)


                       (5) Agreement between Registrant and ALPS Mutual Funds Services, Inc. with respect to the Amended and Restated Transfer Agency and Service Agreement filed electronically herein.


                       (6) Amended and Restated Bookkeeping and Pricing Agreement between Registrant and ALPS Mutual Funds Services, Inc.(7)


                       (7) Agreement between Registrant and ALPS Mutual Funds Services with respect to the Amended and Restated Bookkeeping and Pricing Agreement filed electronically herein.

                       (8) Assumption Agreement by and among the Registrant, ALPS Mutual Funds Services, Inc., and ALPS Distributors, Inc. (11)

                       (9)    Subscription Agreement.(3)

                       (10) Power of Attorney dated June 15, 2004 is filed.(12)

                       (11) Fee Waiver Letter Agreement between Registrant and ALPS Mutual Funds Services, Inc. with respect to Prime Money Market Fund, Classes I and II, U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, Classes I and II and American Freedom U.S. Government Money Market Fund, Classes I and
                              II. (12)

                       (12) Fee Waiver Letter Agreement between Registrant and SSgA Funds Management, Inc. with respect to Prime Money Market Fund, Classes I and II, U.S. Treasury Money Market Fund, U.S.

                              Government Money Market Fund, Classes I and II and American Freedom U.S. Government Money Market Fund, Classes I and II. (12)

              (i) Opinion of Davis, Graham & Stubbs LLP, counsel to Registrant. (12)

              (j) Consent of Registered Independent Public Accounting Firm Deloitte & Touche LLP. (12)


              (k)             None

              (l)             None

              (m)      (1)    Amended Distribution Plan - Prime Money Market
                              Fund Class II.(9)

                       (2) Distribution Plan - U.S. Government Money Market Fund, Class II.(9)

                       (3) Distribution Plan - American Freedom U.S. Government Money Market Fund, Class I. (11)

                       (4) Distribution Plan - American Freedom U.S. Government Money Market Fund, Class II. (11)

              (n)             Rule 18f-3 Plan.(4)

              (p)      (1)    Code of Ethics for Financial Investors Trust.(8)


                       (2) Code of Ethics for ALPS Distributors, Inc filed electronically herein.

                       (3) Code of Ethics for SSgA Funds Management, Inc. is not provided because they are adviser only to Registrant's money market funds.


----------
     (1) Filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on August 28, 1997.
     (2) Filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on June 12, 1998
     (3) Filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on August 28, 1996.
     (4) Filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on June 29, 1999.

     (5) Filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on February 14, 2000.
     (6) Filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on May 8, 2000.
     (7) Filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on August 25, 2000.
     (8) Filed with Post-Effective Amendment No. 20 to Registrant's Registration Statement on August 28, 2001.
     (9) Filed with Post-Effective Amendment No. 23 to Registrant's Registration Statement on June 5, 2002.
     (10) Filed with Post-Effective Amendment No. 24 to Registrant's Registration Statement on August 28, 2002.
     (11) Filed with Post-Effective Amendment No. 26 to Registrant's Registration Statement on August 28, 2003.

     (12) Filed with Post-Effective Amendment No. 27 to Registrant's Registration Statement on August 27, 2004.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


          None.


Item 25.  INDEMNIFICATION.


     As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit (a)(1) and (a)(2) to the Registration Statement), and Section 1.10 of the Distribution Agreement (Exhibit (e)(1) and (e)(2) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.

The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

                           SSGA FUNDS MANAGEMENT, INC.

                                        POSITION WITH SSgA
                                        FUNDS MANAGEMENT,           OTHER BUSINESS     TYPE OF
NAME                                    INC.                        CONNECTIONS        BUSINESS
----                                    ----------------------      --------------     --------
Augustin J. Fleites, President and      State Street Global         Not Applicable     Not Applicable
Director                                Advisors (a division of
                                        State Street Bank & Trust
                                        Company), Senior Principal

                                        State Street Global
                                        Markets, Senior Principal

Mark J. Duggan, Esq., Associate Chief   State Street Global         Not Applicable     Not Applicable
Legal Officer                           Advisors (a division of
                                        State Street Bank & Trust
                                        Company), Principal and
                                        Counsel

Thomas P. Kelly, Comptroller and        State Street Global         Not Applicable     Not Applicable
Treasurer                               Advisors (a division of
                                        State Street Bank & Trust
                                        Company), Principal

Peter A. Ambrosini, Esq. Chief          State Street Global         Not Applicable     Not Applicable
Compliance and Risk Management Officer  Advisors (a division of
                                        State Street Bank & Trust
                                        Company), Senior
                                        Principal and Chief
                                        Compliance and Management
                                        Officer

Mitchell H. Shames, Director            State Street Global         Not Applicable     Not Applicable
                                        Advisors (a division of
                                        State Street Bank & Trust
                                        Company), Senior
                                        Principal and General

                                        POSITION WITH SSgA
                                        FUNDS MANAGEMENT,           OTHER BUSINESS     TYPE OF
NAME                                    INC.                        CONNECTIONS        BUSINESS
----                                    ----------------------      --------------     --------
                                        Counsel

Timothy Harbert, Director               State Street Global         Not Applicable     Not Applicable
                                        Advisors (a division of
                                        State Street Bank & Trust
                                        Company), Chairman and
                                        Chief Executive Officer


Item 27.  PRINCIPAL UNDERWRITER

          (a) The sole principal underwriter for the Registrant is ALPS Distributors, Inc., which acts as distributor for the Registrant and the following other Investment Companies: Accessor Funds, Agile Funds, Ameristock Mutual Funds, Inc., Clough Equity Allocation Fund, Clough Global Allocation Fund, DIAMONDS Trust, Drake Fund, Financial Investors Variable Insurance Trust, First Funds, Firsthand Funds, Holland Balanced Fund, Milestone, Nasdaq 100 Trust, PowerShares Exchange-Traded Funds Trust, Reaves Utility Income Fund, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., W. P. Stewart Funds, Wasatch Funds, Westcore Trust and Williams Capital Management Trust.


          (b)  Officers and Directors


NAME AND PRINCIPAL   POSITIONS AND OFFICES WITH          POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*    REGISTRANT                          UNDERWRITER
W. Robert Alexander  Chairman of the Board of Trustees   Director, Chairman of the Board, Chief Executive Officer

Thomas A. Carter     None                                Managing Director-Sales and Finance and Treasurer

Edmund J. Burke      President                           Director and President

NAME AND PRINCIPAL   POSITIONS AND OFFICES WITH          POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*    REGISTRANT                          UNDERWRITER
Robert Szydlowski    None                                Chief Technology Officer

Jeremy O. May        Treasurer                           Managing Director-Operations and Client Services and Secretary

Rick A. Pederson     None                                Director

Tane T. Tyler        None                                Chief Legal Officer

Bradley J. Swenson   Chief Compliance Officer            Chief Compliance Officer

Dan Dolan            None                                Director of Wealth Management Strategies


*All addresses are 1625 Broadway, Suite 2200, Denver, Colorado 80202.

          (c)  Not applicable.


Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the following offices: (1) ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202 and (2) SSgA Funds Management, Inc., State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

Item 29.  MANAGEMENT SERVICES


          Not applicable.


Item 30.  UNDERTAKINGS.


          Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 28 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on June 9, 2005.


                                             FINANCIAL INVESTORS TRUST
                                             (Registrant)

                                             By: /s/ W. ROBERT ALEXANDER
                                                 ------------------------
                                             W. Robert Alexander*
                                             Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                      TITLE                                DATE
---------                                      -----                                ----
/s/  W. ROBERT ALEXANDER                       Chairman & Trustee               June 9, 2005
------------------------
W. Robert Alexander*

/s/  ROBERT E. LEE                             Trustee                          June 9, 2005
------------------
Robert E. Lee*

/s/  MARY K. ANSTINE                           Trustee                          June 9, 2005
--------------------
Mary K. Anstine*

/s/  EDWIN B. CROWDER                          Trustee                          June 9, 2005
---------------------
Edwin B. Crowder*

/s/  JOHN R. MORAN, JR                         Trustee                          June 9, 2005
----------------------
John R. Moran, Jr.*

/s/ EDMUND BURKE                               President                        June 9, 2005
----------------
Edmund Burke

/s/JEREMY O. MAY                               Treasurer                        June 9, 2005
----------------
Jeremy O. May


*Signature affixed by Erin E. Douglas pursuant to a power of attorney dated June 15, 2004.

                            FINANCIAL INVESTORS TRUST
                                  EXHIBIT LIST

EXHIBIT
NUMBER         EXHIBIT
(d)(2)         First Amendment to the Investment Advisory Agreement between
               Registrant and SSgA Funds Management, Inc.

(h)(5)         Agreement between Registrant and ALPS Mutual Funds Services, Inc.
               with respect to the Amended and Restated Transfer Agency and Service Agreement filed electronically herein.

(h)(7) Agreement between Registrant and ALPS Mutual Funds Services with respect to the Amended and Restated Bookkeeping and Pricing
               Agreement filed electronically herein.

(p)(2)         Code of Ethics for ALPS Distributors, Inc.